                      AEGON/Transamerica Series Fund, Inc.
         Transamerica Value Balanced (formerly, Dean Asset Allocation)

     Supplement dated December 31, 2001 to Prospectus dated May 1, 2001, as supplemented August 27, 2001


At a Special Meeting of Shareholders of Transamerica Value Balanced held on December 14, 2001, shareholders approved a new sub-advisory agreement between AEGON Transamerica Fund advisers, Inc. ("Investment Adviser") and Transamerica Investment Management, LLC ("TIM"), effective December 14, 2001.


AG00476

--------------------------------------------------------------------------------

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                                  Munder Net50

     Supplement dated December 31, 2001 to Prospectus dated May 1, 2001, as supplemented August 27, 2001


The following paragraph replaces the information under the section "How The Fund Is Managed and Organized" - "Munder Net50," on page 60, the left-hand column:

Paul T. Cook, CFA, leads the investment team of portfolio managers and analysts for Munder Net50. He is director of technology investing and a senior portfolio manager for Munder Capital Management. He joined the company in 1987 and has 15 years of experience. He is part of the team responsible for the management of the Munder NetNet Fund, Munder Future Technology Fund and Munder @Vantage Fund. Before becoming a portfolio manager, Cook analyzed equity securities specializing in the technology sector, including computer software services, computer services and telecommunication equipment.

AG00479

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                               Third Avenue Value

       Supplement dated October 12, 2001 to Prospectus dated May 1, 2001, as supplemented August 27, 2001, September 27, 2001 and October 5, 2001

The following information replaces the information under the section "How the Fund is Managed and Organized" - "Third Avenue Value," on page 60, the right-hand column:

Martin J. Whitman and Yang Lie have served as co-portfolio managers of this portfolio since September, 2001. Mr. Whitman previously served as portfolio manager of this portfolio since its inception. He is chairman, president and chief executive officer of EQSF Advisers, Inc. ("EQSF"). Mr. Whitman also manages the Third Avenue Value Fund. Mr. Whitman is an adjunct professor at Columbia University Graduate School of Business. Previously, he taught at the Yale School of Management for 28 years. Mr. Whitman is the author of "The Aggressive Conservative Investor and Value Investing - A Balanced Approach."

Yang Lie has served as co-portfolio manager of this portfolio since September, 2001. Ms. Lie serves as portfolio manager for M.J. Whitman Advisers and as a senior research analyst for EQSF Advisers, Inc. ("EQSF"). Prior to joining EQSF and M.J. Whitman Advisers in 1996, Ms. Lie was an equity analyst for Prudential Securities. She began her career in the software and hardware design/development area of Motorola.

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                             GE INTERNATIONAL EQUITY

        Supplement dated October 5, 2001 to Prospectus dated May 1, 2001, as supplemented August 27, 2001 and September 17, 2001

Please retain this supplement for reference.

Effective October 5, 2001, the portfolio will be named International Equity.

At a meeting of the Board of Directors (the "Board") of AEGON/Transamerica Series Fund, Inc. (the "Fund") on September 10, 2001, the Board was notified that GE Asset Management Incorporated ("GEAM") the sub-adviser of GE International Equity (the "portfolio") had rendered its sixty-day notice that it was resigning as sub-adviser for the portfolio effective October 4, 2001.

The Board chose American Century Investment Management, Inc. ("American Century") to serve as sub-adviser under the terms of an interim sub-advisory agreement, effective October 5, 2001, for a term of up to 150 days or until approval by the portfolio's shareholders of a new sub-advisory agreement.

Per the request of American Century, to enable it to better manage the portfolio, please note the changes that appear below.

The following replaces the information under the section "World Equity Portfolios - Policies and Strategies - GE International Equity" beginning on page 14:

American Century seeks to achieve this objective by investing principally in:

.. stocks of growing foreign companies

The portfolio manager uses a growth investment strategy developed by American Century to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth potential. Ideally, the portfolio manager looks for companies whose earnings and revenues are not only growing, but growing at a successfully faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The manager uses a bottom-up approach to select stocks to buy for the portfolio. The manager tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the portfolio manager to select or decide to continue to hold the stocks of companies it believes will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the portfolio manager believes that it is important to diversify the portfolio's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio manager does not attempt to time the market. Instead, under normal market conditions, the manager intends to keep the portfolio essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the portfolio may invest a portion of its assets in convertible securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the portfolio's cash assets remain liquid by performing more like stocks. The portfolio has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the manager cannot leverage the portfolio's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.

RISKS

The principal risks of investing in this portfolio include stocks, foreign stocks and currency risks.

INVESTOR PROFILE

This portfolio may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign growth securities and short-term price volatility. It may also be appropriate when investing through an IRA or other tax-advantaged retirement plan.

The following replaces the information under the section "How the Fund is Managed and Organized" for GE International Equity on page 60, the right-hand column:

American Century uses a team of portfolio managers and analysts to manage this portfolio. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the portfolio as they see fit, guided by the portfolio's investment objective and strategy.

The portfolio managers on the investment team are:

Henrik Strabo, Chief Investment Officer - International Equities, has been a member of the team since October 5, 2001. He joined American Century in 1993 and serves as a member of other management teams for various American Century funds.

Mark S. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team since October 5, 2001. Mr. Kopinski joined American Century in April 1997 and serves as a member of other management teams for various American Century funds. Prior to rejoining American Century in 1997, Mr. Kopinski served as Vice President and Portfolio Manager at Federated Investors, Inc. From 1990-1995, he served as Vice President and a member of the management team for American Century International Growth and International Discovery.

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                             Alger Aggressive Growth

      Supplement dated September 27, 2001 to Prospectus dated May 1, 2001, as supplemented August 27, 2001

The following replaces the information under the section "How the Fund is Managed and Organized" - "Alger Aggressive Growth," on page 60, top of the right-hand column:

Frederick M. Alger and David Hyun, CFA, serve as co-portfolio managers of this portfolio. They have served as co-portfolio managers of this portfolio since September 2001. Mr. Alger, Chairman and President, founded Fred Alger Management, Inc. ("Alger") in 1964. Prior to establishing Alger, Mr. Alger served as portfolio manager and security analyst at various firms.

Mr. Hyun joined Alger in 1991 and served as portfolio manager and senior vice president until June 2000. Mr. Hyun previously served as co-portfolio manager of this fund from February 1998 until June 2000. Mr. Hyun joined OppenheimerFunds from June 2000 until September 2001 where he served as portfolio manager for the Oppenheimer Enterprise Fund.

Mr. Hyun and Mr. Alger also serve as portfolio managers of other Alger funds.

AEGON/Transamerica Series Fund, Inc.

(formerly, WRL Series Fund, Inc.)

AGGRESSIVE EQUITY PORTFOLIOS

..  Munder Net50

..  Van Kampen Emerging Growth

..  T. Rowe Price Small Cap

..  Pilgrim Baxter Mid Cap Growth

..  Alger Aggressive Growth

..  Third Avenue Value

..  Value Line Aggressive Growth

WORLD EQUITY PORTFOLIOS

..  GE International Equity

..  Janus Global (Closed to new investors)

..  Gabelli Global Growth

..  Great Companies -- Global/2/

GROWTH EQUITY PORTFOLIOS

..  Great Companies -- Technology/SM/

..  Janus Growth

..  LKCM Capital Growth

..  Goldman Sachs Growth

..  GE U.S. Equity

..  Great Companies -- America/SM/

..  Salomon All Cap

..  C.A.S.E. Growth

..  Dreyfus Mid Cap

..  NWQ Value Equity

BALANCED PORTFOLIOS

..  T. Rowe Price Dividend Growth

..  Transamerica Value Balanced (formerly, Dean Asset Allocation)

..  LKCM Strategic Total Return

..  J.P. Morgan Real Estate Securities

..  Federated Growth & Income

..  AEGON Balanced

FIXED-INCOME PORTFOLIOS

..  AEGON Bond

CAPITAL PRESERVATION PORTFOLIOS

..  J.P. Morgan Money Market

                                                                     Prospectus




                    The Securities and Exchange Commission
                     has not approved or disapproved these
                           securities or passed upon
                       the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.

                                May 1, 2001, as
                         supplemented August 27, 2001

TABLE OF CONTENTS

INVESTOR INFORMATION.....................................  1

ALL ABOUT THE FUND

   AGGRESSIVE EQUITY PORTFOLIOS
     Munder Net50 (formerly Goldman Sachs Small Cap).....  2
     Van Kampen Emerging Growth..........................  3
     T. Rowe Price Small Cap.............................  4
     Pilgrim Baxter Mid Cap Growth.......................  4
     Alger Aggressive Growth.............................  5
     Third Avenue Value..................................  5
     Value Line Aggressive Growth........................  6

   WORLD EQUITY PORTFOLIOS
     GE International Equity............................. 14
     Janus Global........................................ 15
     Great Companies -- Global/2/........................ 15
     Gabelli Global Growth............................... 16

   GROWTH EQUITY PORTFOLIOS
     Great Companies -- Technology/SM/................... 22
     Janus Growth........................................ 22
     LKCM Capital Growth................................. 23
     Goldman Sachs Growth................................ 23
     GE U.S. Equity...................................... 24
     Great Companies -- America/SM/...................... 24
     Salomon All Cap..................................... 25
     C.A.S.E. Growth..................................... 25
     Dreyfus Mid Cap..................................... 26
     NWQ Value Equity.................................... 26

   BALANCED PORTFOLIOS
     T. Rowe Price Dividend Growth....................... 35
     Transamerica Value Balanced (formerly, Dean Asset
       Allocation)....................................... 36
     LKCM Strategic Total Return......................... 37
     J.P. Morgan Real Estate Securities.................. 37
     Federated Growth & Income........................... 38
     AEGON Balanced...................................... 38

   FIXED-INCOME PORTFOLIOS
     AEGON Bond.......................................... 45

   CAPITAL PRESERVATION PORTFOLIOS
     J.P. Morgan Money Market............................ 48

RISK/REWARD INFORMATION.................................. 51

EXPLANATION OF STRATEGIES AND RISKS...................... 52

HOW THE FUND IS MANAGED AND ORGANIZED.................... 58

PERFORMANCE INFORMATION.................................. 64

OTHER INFORMATION........................................ 67

FINANCIAL HIGHLIGHTS..................................... 69

AEGON/Transamerica Series Fund, Inc. (Fund) currently offers thirty-one separate series or investment portfolios. This prospectus includes twenty-nine of those portfolios. The Fund is an open-end management investment company, more commonly known as a mutual fund.

Shares of these portfolios are intended to be sold to separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, AUSA Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, to fund the benefits under certain individual flexible premium variable life insurance policies, and individual and group variable annuity contracts.

A particular portfolio of the Fund may not be available under the policy or annuity contract you have chosen. The prospectus or disclosure document for your policy or annuity contract shows the portfolios available to you.

Please read this prospectus carefully before selecting a portfolio. It provides information to assist you in your decision. If you would like additional information about a portfolio, please request a copy of the Statement of Additional Information (SAI) (see back cover). The SAI is incorporated by reference into this prospectus.

                                  Prospectus

INVESTOR INFORMATION

To help you understand . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

                                    [GRAPHIC]

                                     Target
      The target directs you to a portfolio's goal or objective.


                                    [GRAPHIC]

                                      Rook
      The chess piece indicates discussion about a portfolio's strategies.


                                    [GRAPHIC]

                                    Caution
      The warning sign indicates the risks of investing in a portfolio.


                                    [GRAPHIC]

                                    Bar Chart
      The graph indicates investment performance.


                                    [GRAPHIC]

                                  Question Mark
      The question mark provides additional information about the Fund or may direct you on how to obtain further information.

Shares of a portfolio are not deposits or obligations of, or guaranteed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Please note: The names, investment objectives, and policies of certain portfolios are similar to the names, investment objectives and policies of other portfolios that are managed by the same sub-adviser. The investment results of the Fund's portfolio may be higher or lower than the results of these portfolios. There is no assurance, and no representation made, that the investment results of any of the Fund's portfolios will be comparable to any other portfolio.

                                 Prospectus 7

AGGRESSIVE EQUITY PORTFOLIOS

MUNDER NET50 (formerly WRL Goldman Sachs Small Cap) (open to new investors May 29, 2001)

VAN KAMPEN EMERGING GROWTH (formerly WRL VKAM Emerging Growth)

T. ROWE PRICE SMALL CAP (formerly WRL T. Rowe Price Small Cap)

PILGRIM BAXTER MID CAP GROWTH (formerly WRL Pilgrim Baxter Mid Cap Growth)

ALGER AGGRESSIVE GROWTH (formerly WRL Alger Aggressive Growth)

THIRD AVENUE VALUE (formerly WRL Third Avenue Value)

VALUE LINE AGGRESSIVE GROWTH (formerly WRL Value Line Aggressive Growth)

This Risk/Return Summary briefly describes each Aggressive Equity Portfolio of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI.
                                    [GRAPHIC]

                                     Target
      Objectives

MUNDER NET50 (formerly WRL Goldman Sachs
Small Cap)

This portfolio seeks long-term capital appreciation.

VAN KAMPEN EMERGING GROWTH

This portfolio seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.

T. ROWE PRICE SMALL CAP

This portfolio seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

PILGRIM BAXTER
MID CAP GROWTH

This portfolio seeks capital appreciation.

ALGER AGGRESSIVE GROWTH

This portfolio seeks long-term capital appreciation.

THIRD AVENUE VALUE

This portfolio seeks long-term capital appreciation.

VALUE LINE AGGRESSIVE GROWTH

This portfolio seeks to realize capital growth.


  What is an Aggressive Equity Portfolio?

  Aggressive Equity Portfolios are those that seek maximum capital appreciation (a rise in the share price/value). Current income is not a significant factor. Some portfolios that are included in this category may invest in out-of-the main-stream stocks, such as those of fledging or struggling companies, or those in new or currently out-of-favor industries. Some portfolios in this category may also use specialized investment techniques such as options or short-term investing. For these reasons, these portfolios usually entail greater risk than the overall equity portfolio category.


                                    [GRAPHIC]

                                      Rook
      Policies and Strategies

MUNDER NET50

Effective May 29, 2001, subject to shareholder approval of new fundamental investment restrictions for the portfolio at a special Shareholders Meeting that day, the portfolio's sub-adviser, Munder Capital Management ("Munder") seeks to achieve the portfolio's objective by investing principally in:

.. stocks of domestic and foreign companies that are engaged in the Internet and Intranet related businesses

                                 Prospectus 8

Under normal market conditions, the portfolio will invest at least 65% of its total assets in equity securities, and American Depository Receipts ("ADRs") of both domestic and foreign companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The portfolio intends to hold approximately 50 different securities, but may hold between 40 and 60 securities at any time. Of the companies selected, 70-90% are expected to be domestic, while 10-30% are expected to be foreign.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies in which the portfolio may invest, or in the length of operating history for the companies. The portfolio may invest in small companies. Small companies are defined as those with a market capitalization or annual revenues of no more than $1 billion. The portfolio may also invest without limit in initial public offerings ("IPO's"), although it is uncertain whether such IPOs will be available for investment by the portfolio or what impact, if any, they will have on the portfolio's performance.

The portfolio may, to a lesser extent, invest in emerging markets, purchase and sell options, forward currency exchange contracts and use various investment techniques or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 52 and in the SAI.

VAN KAMPEN EMERGING GROWTH

The portfolio's sub-adviser, Van Kampen Asset Management Inc. (Van Kampen), seeks to achieve the portfolio's objective by investing:

.. At least 65% of the portfolio's total assets in common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that Van Kampen believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies.

..  Options

..  Futures

Van Kampen invests at least 65% of the portfolio's assets (under normal market conditions) in common stocks of companies that are in the early stages of their life cycle, and are believed by Van Kampen to have rising earnings estimates and valuations. Some securities may have above average price volatility. Van Kampen attempts to reduce overall exposure to risk from declines in the security prices by spreading the portfolio's investments over many different companies in a variety of industries.

Van Kampen will utilize options on securities, futures contracts and options thereon in several different ways, depending upon the status of the portfolio's investment portfolio and its expectations concerning the securities market. Van Kampen will invest up to 20% of the portfolio's total assets in securities of foreign issuers.

In times of stable or rising stock prices, the portfolio generally seeks to be fully invested. Even when the portfolio is fully invested, Van Kampen believes that at least a small portfolio of assets will be held as cash or cash equivalents to honor redemption requests and for other short-term needs.

The amount of portfolio assets invested in cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the portfolio may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, stock index call options, or call

                                 Prospectus 9
options on stock index futures contracts, however, the portfolio can seek to "equalize" the cash portion of its assets and obtain performance that is equivalent to investing 100% in equity securities.

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these conditions, the portfolio will be unable to achieve its investment objective.


  What is a Top-Down Approach?

  When using a "top-down" approach, the portfolio manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.


T. ROWE PRICE SMALL CAP

The portfolio's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks of small-cap growth companies

This portfolio will invest, under normal circumstances, at least 65% of its total assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or smaller than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Index (S&P
500), which was approximately $3.3 billion and below as of December 31, 2000, but the upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the portfolio's initial purchase continue to be considered small companies for purposes of this policy. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)

To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The portfolio intends to be invested in a large number of holdings.
T. Rowe Price believes this diversification should minimize the effects of individual security selection on portfolio performance.

T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models, stocks are selected in a "top-down" manner so that the portfolio's investment portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

While the portfolio invests principally in common stocks, and, to a lesser extent in stock index futures, it may also purchase other securities, in keeping with its objective.

The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.


  What is a Quantitative Model?

  A quantitative model is fashioned by a portfolio's sub-adviser to assist the sub-adviser in evaluating a potential security. The sub-adviser creates a model that is designed using characteristics that the sub-adviser deems advantageous in a security. The sub-adviser then compares a potential security's characteristics against those of the model, and makes a determination of whether or not to purchase the security based on the results of that comparison.


PILGRIM BAXTER
MID CAP GROWTH

The portfolio's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim
Baxter), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

                                 Prospectus 10

..  Convertible securities

In seeking capital appreciation, Pilgrim Baxter normally invests at least 65% of the portfolio's total assets in growth securities, such as common stocks, issued by companies with market capitalizations or annual revenues between $500 million and $10 billion. The portfolio invests primarily in companies that Pilgrim Baxter believes have strong business momentum, earnings growth and capital-appreciation potential. The portfolio may also invest in foreign securities, warrants and rights.

Pilgrim Baxter uses its own fundamental research and proprietary measures of growth and business momentum in managing this portfolio.

Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, or the risk of a decline in its market price is too great.

Pilgrim Baxter may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the portfolio may be unable to achieve its investment objective.

While the portfolio invests principally in common stocks of medium-sized companies, Pilgrim Baxter may, to a lesser extent, elect to invest in options and futures contracts for hedging and risk management, or in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 52 and in the SAI.

ALGER AGGRESSIVE GROWTH

The portfolio's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the portfolio's objective by investing principally in:

..  Equity securities such as common or preferred stocks

.. Convertible securities (convertible securities are securities which can be exchanged or converted into common stock of such companies)

To a lesser extent, the sub-adviser may invest portfolio assets in:

..  U.S. dollar denominated securities of foreign issuers (American Depositary
   Receipts (ADRs))

..  Money market instruments

..  Repurchase agreements

Under normal market conditions, the portfolio invests at least 85% of its assets in common stocks. The portfolio invests in companies of any size that the portfolio managers consider to be rapid growing. A research oriented, "bottom-up" approach to security selection is emphasized.

The portfolio may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder returns.

The portfolio's managers may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. During this time, the portfolio may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the portfolio will be unable to pursue its investment objective.


  What is a "Bottom-Up" Approach?

  When portfolio managers use a "bottom-up" approach, they look primarily at individual companies against the context of broader market factors.


THIRD AVENUE VALUE

The portfolio's sub-adviser, EQSF Advisers, Inc. (EQSF), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks

..  Debt securities

..  High-yield/high-risk fixed-income securities

..  Foreign securities

                                 Prospectus 11

The portfolio invests to a lesser extent, in trade claims. (Trade claims are interests in amounts owed to suppliers or services and are purchased from creditors of companies in financial difficulty.)

EQSF employs an opportunistic, bottom-up research process to identify value and to understand thoroughly each company and its securities before it makes an investment.

EQSF defines value as buying "what is safe and cheap," with the primary emphasis on safe. Attractive equity investments generally exhibit four essential characteristcs:

 . Strong Finances -- the issuing company has a strong financial position, as evidenced by an absence of liabilities and a presence of high quality assets.

 . Competent Management -- the company's management has a good track record as both owners and operators, and shares a common interest with outside, passive minority shareholders.

 . Understandable Business -- comprehensive and meaningful financial and related information is available, providing reliable benchmarks to aid in understanding the company, its value and its dynamics.

 . Discount to Private Market Value -- the market price lies substantially below a conservative valuation of the business as a private entity, or as a takeover candidate.

The portfolios classification as "non-diversified" under the Investment Company Act of 1940 (1940 Act) means that the portfolio has the ability to take larger positions in a smaller number of issuers.

However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

VALUE LINE AGGRESSIVE GROWTH

The portfolio's sub-adviser, Value Line, Inc. (Value Line), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

..  Securities convertible into common stock

Value Line seeks to invest substantially all of the portfolio's net assets in common stock or securities convertible into common stock.

In selecting securities for purchase or sale, Value Line relies on the "Value Line Timeliness Ranking System" and the "Value Line Performance Ranking System." These Ranking Systems compare Value Line's estimate of the probable market performance of each stock during the next six to twelve months relative to all of the stocks under review. The portfolio will usually invest in common stocks ranked 1 or 2 by either Ranking System, but it may also invest in common stocks ranked as low as 3. Each Ranking System ranks stocks on a scale of 1 (highest) to 5 (lowest). Although the portfolio may invest in companies of any size, it generally invests in U.S. securities issued by larger, more established companies.

Reliance upon the rankings, whenever feasible, is a fundamental policy of the portfolio which may not be changed without policyholder approval. For a complete discussion of these ranking systems, please see "Explanation of Strategies and Risks" beginning on page 52.

The portfolio may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder or policyholder returns.

From time to time in response to adverse market, economic, political or other conditions, the portfolio may invest a portion of its net assets in cash or cash equivalents, debt securities, bonds or preferred stocks for temporary defensive purposes. This could help the portfolio to avoid losses, but it may result in lost opportunities. If this becomes necessary, the portfolio may not meet its investment objective.

                                 Prospectus 12

                                         PRINCIPAL RISKS
                                   AGGRESSIVE EQUITY PORTFOLIOS
                                                          PORTFOLIO
                                                          ---------
                                  Van Kampen  T. Rowe  Pilgrim Baxter   Alger    Third  Value Line
                           Munder  Emerging    Price      Mid Cap     Aggressive Avenue Aggressive
RISKS                      Net50    Growth   Small Cap     Growth       Growth   Value    Growth
-----                      ------ ---------- --------- -------------- ---------- ------ ----------
Stocks                       X        X          X           X            X        X        X
Investing Aggressively       X        X          X           X            X        X        X
Small-Cap and Growth
  Companies                  X                   X           X
Quantitative Models
Non-Diversification                                                                X
Futures & Options            X        X          X           X
Foreign Securities           X        X                      X                     X
Depositary Receipts                                                       X        X
Convertibles                                                 X            X                 X
Leveraging                                                                X                 X
Value Investing                                                                    X
Value Line Ranking Systems                                                                  X
IPOs                         X
Internet Investing           X
Emerging Growth Companies             X

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

..  Investing Aggressively

 . The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.

 . Rights, options and futures contracts may not be exercised and may expire worthless.

 .  Warrants and rights may be less liquid than stocks.

 . Use of futures and other derivatives may make the portfolio more volatile. The portfolio may also engage in active and frequent trading of portfolio securities in order to take advantage of better investment opportunities to achieve its investment objective.

                                    [GRAPHIC]

                                    Caution
      Risks of Investing in Aggressive Equity Portfolios

The principal risks of investing in Aggressive Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each
Aggressive Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks" beginning on page 52 and the Fund's SAI for more information about the risks of investing in the Aggressive Equity Portfolios.


                                 Prospectus 13

..  Small-Cap and Growth Companies

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.

..  Quantitative Models

Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

..  Non-Diversification

To the extent a portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

..  Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

 .  Inaccurate market predictions

 .  Imperfect correlation

 .  Illiquidity

 .  Tax considerations
The portfolios are not required to hedge their investments.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. To the extent a portfolio invests in emerging markets, these risks would be greater. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  More complex business negotiations

 .  Less liquidity

 .  More fluctuations in market prices

 .  Delays in settling foreign securities transactions

 .  Higher transaction costs

 .  Higher costs for holding foreign securities (custodial fees)

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

 .  Investment and repatriation restriction

..  Emerging Growth Companies (Van Kampen Emerging Growth)

Companies that Van Kampen believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

                                 Prospectus 14

..  ADRs - Custody Risks

Many securities of foreign issuers are represented by American Depositary Receipts (ADRs). While ADRs principally are traded on domestic securities exchanges, investing in ADRs involves many of the same risks associated with foreign securities in general. These risks include:

 .  Changes in currency value

 .  Currency speculation

 .  Currency trading costs

 .  More fluctuations in market prices

 .  Less information available

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

..  Value Investing Risk

Undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.

..  Leveraging

Leveraging by a portfolio involves special risks:

 .  Leveraging practices may make a portfolio more volatile.

 . Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio's securities.

 .  Money borrowed for leveraging is subject to interest costs.

 . Minimum average balances may need to be maintained or a line of credit in connection with borrowing may be necessary resulting in an increase in the cost of borrowing over the stated interest rate.
..  Value Line Ranking Systems (Value Line Aggressive Growth)

The use of the Value Line Ranking Systems (the "Systems") involves the risks that stocks selected using the Systems may not perform as well as their ranking within the Systems might otherwise suggest. As a result, the overall returns of Value Line Aggressive Growth may be lower than if other selection methods were used.

The portfolio's use of the Systems also involves the risk that over certain periods of time the price of securities not covered by the Systems, or lowered ranked securities, may appreciate to a greater extent than those securities in the portfolio's investment portfolio.

..  IPO Risk

Investments in IPOs involve special risks:

 .  Fluctuation of market value

 .  Possible higher transaction costs

 .  Market risk

 .  Liquidity risk

..  Internet Investing Risk (Munder Net50)

The portfolio's policy of focusing on internet companies makes it more susceptible to factors adversely affecting companies in that sector.

Internet and internet-related businesses can be affected by specific risks including: aggressive product pricing due to competitive pressure from numerous market entrants, short product cycles and product obsolescence, among others. Companies in the rapidly changing fields of science and technology often face high price volatility. The market price of technology companies may be particularly susceptible to earnings disappointments, such as earning projections that fail to materialize. Products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. This level of risk will increase to the extent the portfolio has significant exposure to smaller or unseasoned companies, which may not have established products or more experienced management. Increased volatility also is associated with investments in this segment of the stock market (as opposed to investments in a broader range of industries). The performance and volatility of the

                                 Prospectus 15
portfolio will likely reflect that of this sector during down markets as well as during up markets.

You may lose money if you invest in any of the Aggressive Equity Portfolios.

                                    [GRAPHIC]

                                      Rook
      Investor Profiles

MUNDER NET50

May be appropriate for the investor who seeks long-term growth of capital, is looking for a stock market portfolio that is focused on a particular stock market segment, and is able to tolerate significant fluctuations in the value of his investment.

VAN KAMPEN EMERGING GROWTH

May be appropriate for the investor who seeks capital appreciation over the long term; is willing to take on the increased risks of investing in smaller and medium-sized, less established companies in exchange for potentially higher capital appreciation; can withstand substantial volatility in the value of his shares of the portfolio; and wish to add to his personal holdings a portfolio that invests primarily in common stocks of emerging growth companies.
T. ROWE PRICE SMALL CAP

For the investor who wants an aggressive, long-term approach to building capital and who is comfortable with significant fluctuations inherent in small-cap stock investing.

PILGRIM BAXTER MID CAP GROWTH

For the investor who wants long-term growth of capital and who can tolerate the fluctuations inherent in stock investing.

ALGER AGGRESSIVE GROWTH

For the investor who seeks capital growth aggressively, and can tolerate wide swings in the value of their investment.

THIRD AVENUE VALUE

For the investor who is willing to hold shares through periods of market fluctuations and the accompanying changes in share prices.

VALUE LINE AGGRESSIVE GROWTH

For the investor who seeks capital growth and who can tolerate fluctuations inherent in stock investing and is willing to accept the special risks associated with the novel investment strategy of the portfolio.

                                 Prospectus 16

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance


The bar charts and tables below give an indication of the portfolios' risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

Because the Value Line Aggressive Growth portfolio commenced operations in 2000, its performance history is not included.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.

 VAN KAMPEN EMERGING GROWTH

                                    [CHART]

                           Van Kampen Emerging Growth

--------------------------------------------
Highest and Lowest Return
(Quarterly 1994-2000)
--------------------------------------------

                                          Quarter Ended
                         Highest  62.73 %   12/31/99
                         Lowest  (25.80)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                                       Since
                                                     Inception
                                  1 Year  5 Years (March 1, 1993)
               Van Kampen
                 Emerging Growth (11.92)%  29.08%      25.90%
               S&P 500 Composite
                 Stock Index      (9.10)%  18.33%      17.25%

--------------------------------------------
 ALGER AGGRESSIVE GROWTH

                                    [CHART]

                            Alger Aggressive Growth
--------------------------------------------
Highest and Lowest Return
(Quarterly 1995-2000)
--------------------------------------------

                                          Quarter Ended
                         Highest  44.67 %   12/31/99
                         Lowest  (22.51)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                                       Since
                                                     Inception
                                  1 Year  5 Years (March 1, 1994)
               Alger Aggressive
                 Growth          (31.33)%  18.82%      18.70%
               S&P 500 Composite
                 Stock Index      (9.10)%  18.33%      18.61%

--------------------------------------------

                                 Prospectus 17

 THIRD AVENUE VALUE
                                    [CHART]

                               Third Avenue Value
--------------------------------------------
Highest and Lowest Return
(Quarterly 1998-2000)
--------------------------------------------

                                          Quarter Ended
                         Highest  22.81 %    3/31/00
                         Lowest  (17.57)%    9/30/98

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                                   Since
                                                 Inception
                                    One Year (January 2, 1998)
                 Third Avenue Value 35.47 %        13.48%
                 S&P 500 Composite
                   Stock Index      (9.10)%        12.27%

--------------------------------------------
 T. ROWE PRICE SMALL CAP
                                    [CHART]

                            T. Rowe Price Small Cap
--------------------------------------------
Highest and Lowest Return
(Quarterly 2000)
--------------------------------------------

                                          Quarter Ended
                         Highest  12.16 %    3/31/00
                         Lowest  (11.31)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                                      Since
                                                    Inception
                                         One Year (May 3, 1999)
                 T. Rowe Price Small Cap  (8.45)%     15.34%
                 Russell 2000 Index       (3.02)%      8.25%

--------------------------------------------

                                 Prospectus 18

 MUNDER NET50 (formerly WRL Goldman Sachs Small Cap)
                                    [CHART]

              Munder Net50 (formerly WRL Goldman Sachs Small Cap)
--------------------------------------------
Highest and Lowest Return
(Quarterly 2000)
--------------------------------------------

                Quarter Ended
Highest  4.36 %    3/31/00
Lowest  (4.23)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                         Since
                                       Inception
                            One Year (May 3, 1999)
Munder Net50
  (formerly WRL
 Goldman Sachs Small Cap)    (.62)%      9.95%
Russell 2000 Index          (3.02)%      8.25%

--------------------------------------------
* Prior to May 1, 2001, this portfolio was sub-advised by Goldman Sachs. Effective May 29, 2001, subject to shareholder approval of certain fundamental restrictions, this portfolio will have a new investment objective.
 PILGRIM BAXTER MID CAP GROWTH
                                    [CHART]

                          Pilgrim Baxter Mid Cap Growth
--------------------------------------------
Highest and Lowest Return
(Quarterly 2000)
--------------------------------------------

                 Quarter Ended
Highest  18.48 %    3/31/00
Lowest  (34.69)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                    Since
                                  Inception
                       One Year (May 3, 1999)
WRL Pilgrim Baxter Mid
  Cap Growth           (14.39)%     28.82%
Russell MidCap Growth
  Index                (11.75)%     13.50%

--------------------------------------------

                                 Prospectus 19

WORLD EQUITY PORTFOLIOS

GE INTERNATIONAL EQUITY (formerly WRL GE International Equity)

JANUS GLOBAL (formerly WRL Janus Global)(closed to new policyholders)

GREAT COMPANIES -- GLOBAL/2/ (formerly WRL Great Companies -- Global/2/)

GABELLI GLOBAL GROWTH (formerly WRL Gabelli Global Growth)

This Risk/Return Summary briefly describes certain World Equity Portfolios of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI.
                                    [GRAPHIC]

                                     Target
      Objectives

GE INTERNATIONAL EQUITY

This portfolio seeks long-term growth of capital.

JANUS GLOBAL

This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

GREAT COMPANIES -- GLOBAL/2/

This portfolio seeks long-term growth of capital in a manner consistent with preservation of capital.

GABELLI GLOBAL GROWTH

This portfolio seeks to provide investors with appreciation of capital.

  What is a World Equity Portfolio?

  World Equity portfolios include both global and international portfolios. These portfolios invest in equity securities of companies worldwide. Global portfolios invest in securities traded worldwide, including issuers in the U.S. International portfolios invest in securities of companies located outside the U.S. (2/3 of the portfolio's assets must be so invested at all times to qualify as an international portfolio.)

                                    [GRAPHIC]

                                      Rook
      Policies and Strategies

GE INTERNATIONAL EQUITY

The portfolio's sub-adviser, GE Asset Management Incorporated (GEAM), seeks to achieve the portfolio's investment objective by investing principally in:

 . Common stocks of companies located in developed and developing countries other than the United States

GEAM focuses on companies that it expects will grow faster than relevant markets and whose security price does not, in GEAM's view, fully reflect their potential for growth. Under normal circumstances, the portfolio's assets are invested in foreign securities of companies representing at least three different countries.

GEAM determines the country represented by an issuer by reference to the country in which the issuer is organized; derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed; has at least 50% of its assets situated; or has the principal trading market for its securities.

GEAM seeks to identify securities of growth companies with characteristics such as:

 .  Low prices relative to their long-term cash earnings potential

 .  Potential for significant improvement in the company's business

 .  Financial strength

 .  Sufficient liquidity

The portfolio invests, not only in the larger markets of Europe and Japan, but also may invest in the smaller markets of Asia, emerging Europe, Latin America, and other emerging markets.

The portfolio may, to a lesser extent, invest in equity securities other than common stocks (including preferred securities, depositary receipts such as ADRs, EDRs and GDRs, convertible securities, and rights and warrants), securities of companies located in the United States, debt securities or other securities.

                                 Prospectus 20

The portfolio also may use various investment techniques to adjust the portfolio's investment exposure, but there is no guarantee that these techniques will work.

JANUS GLOBAL

NOTE: This portfolio is not available to new policyholders.

The portfolio's sub-adviser, Janus Capital Corporation (Janus) seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks of foreign and domestic issuers

..  Depositary receipts including ADRs, GDRs and EDRs

The portfolio may also use forward foreign currency contracts for hedging.

Janus' main strategy is to use a "bottom up" approach to build the portfolio's investment portfolio. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Foreign securities are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.

When evaluating foreign investments, Janus (in addition to looking at individual companies) considers such factors as:

 .  Expected levels of inflation in various countries

 .  Government policies that might affect business conditions

 .  The outlook for currency relationships

 .  Prospects for economic growth among countries, regions or geographic areas

GREAT COMPANIES -- GLOBAL/2/

The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks of domestic and foreign issuers

Great Companies will select non-technology and technology stocks, both domestic and international, for the portfolio from a group of companies that Great Companies has identified as being "great companies."
Stocks selected for the portfolio will meet some of the common criteria listed below.

All companies selected for the domestic portion of the portfolio must be incorporated in the United States. Domestic non-technology stocks selected for the domestic portion of the portfolio will only be selected if they (and their predecessors) have outperformed the S&P 500 over the ten-year period ended December 29, 2000, are global companies (at least 40% of its revenues outside the U.S.), and have been in business at least 50 years and survived the founder.

Domestic technology stocks will only be selected if they (and their predecessors) have outperformed the NASDAQ Composite Index over the ten-year period ended December 31, 1998, are global companies (at least 30% of its revenues outside the U.S.), and have been in business at least 15 years.

The stocks selected for the international portion of the portfolio must be incorporated outside of the United States. The non-technology portion of international stocks must consist of stocks of companies that have at least 40% of their revenues outside the country of origin, and the technology portion must have at least 30% of their revenues outside the country of origin. In addition, the international stocks will only be selected if they (and their predecessors) have outperformed the Morgan Stanley Capital International World Index (MSCIW) over the ten-year period ended June 30, 2000. MSCIW is the primary benchmark for the portfolio. The international stocks cannot have government ownership in excess of 10% and, generally, must be ADR traded securities.

The common criteria used by the sub-adviser to initially determine if a company should be considered a "great company" candidate may include certain of the following:

 .  Be highly regarded by management experts;

 .  be publicly traded;

 .  have a market cap in excess of $15 billion;

 .  be engaged in what the sub-adviser considers to be "terrific businesses"

 .  have a "protective barrier" such as superior brand franchises;

 .  consider employees to be a company's most valuable asset;

                                 Prospectus 21

 .  have, in the sub-adviser's opinion, "world class management"; and

 . be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

Companies identified by the sub-adviser for selection to the portfolios may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

The allocation of stocks within each portion of the portfolio will be driven by these factors:

 .  Market price relative to intrinsic value

 .  Intrinsic value momentum

To determine which "great company" in which the portfolio should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 56 for a complete description of Intrinsic Value investing.

The allocation of the portfolio between domestic and international companies will be driven by three factors:

 .  Momentum/growth of U.S. equities and international equities

 . Intrinsic Value momentum of the stocks in the domestic portfolio versus the stocks in the international portfolio

 . Market price of the stocks in the portfolios relative to their intrinsic values

GABELLI GLOBAL GROWTH

The fund's sub-adviser, Gabelli Asset Management Company ("Gabelli"), seeks to achieve this objective by investing principally in:

..  Common stocks

Under normal market conditions, the fund will invest at least 65% of its total assets in common stock of companies involved in the global market place. The portfolio invests primarily in common stocks of foreign and domestic small capitalization, mid-capitalization and large capitalization issuers. The portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

To seek to achieve the portfolio's primary objective, Gabelli employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The portfolio invests in companies that, in Gabelli's opinion, are at the forefront of accelerated growth.

Gabelli strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, Gabelli looks for solid franchises, ideally with unique copyrights that can add to overall value creation. And lastly, Gabelli likes growth and, therefore, looks to businesses involved in the ever-evolving communication revolution. Looking forward, Gabelli continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

Currently in selecting investments, Gabelli seeks companies participating in emerging advances in interactive services and products that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The portfolio will invest in companies which Gabelli believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, Gabelli also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

Gabelli sells the portfolio's securities when Gabelli considers the stock to be overvalued, or when Gabelli feels the stock is no longer in what it considers to be a favorable media.

In seeking to achieve the investment objective of this portfolio, Gabelli may make investment decisions without giving consideration to the turnover rate of the portfolio. As a result, the turnover rate of the portfolio may be higher than other comparable portfolios. Consequently,

                                 Prospectus 22
the portfolio may incur higher transaction related expenses than portfolios that do not engage in frequent trading.

                                    [GRAPHIC]

                                    Caution
      Risks of Investing in World Equity Portfolios

The principal risks of investing in World Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each World Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks" beginning on page 52, and the Fund's SAI for more information about the risks associated with investing in the World Equity Portfolios.
                                PRINCIPAL RISKS
                            WORLD EQUITY PORTFOLIOS

                                                   PORTFOLIO
                                                   ---------
                                        GE              Gabelli    Great
                                   International Janus  Global  Companies --
RISKS                                 Equity     Global Growth   Global/2/
-----                              ------------- ------ ------- ------------
Stocks                                   X         X       X         X
Foreign Securities                       X         X       X         X
Emerging Markets Risk                    X         X       X         X
Forward Foreign Currency Contracts                 X
Established Company Stocks                                           X
Depositary Receipts                      X         X                 X
Convertible Securities                   X
Warrants & Rights                        X         X
Proprietary Research                                                 X
Technology Stocks                                                    X
Growth Investing                                   X       X         X

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks the portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. To the extent a portfolio invests in emerging markets, these risks would be greater. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  Greater complex business negotiations

 .  Less liquidity

 .  More fluctuations in prices

 .  Delays in settling foreign securities transactions

 .  Higher costs for holding shares (custodial fees)

 .  Higher transaction costs

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

 .  Forward foreign currency contracts for hedging

                                 Prospectus 23

..  Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

..  Forward Foreign Currency Contracts

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the portfolio's limitation on investing in illiquid securities.

If the portfolio manager's judgment of markets proves incorrect or the strategy does not correlate well with a portfolio's investment, the use of such hedging transactions could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a portfolio's volatility. In addition, in the event that non-exchange traded forward currency contracts are used, such transactions could result in a loss if the counterparty to the transaction does not perform as promised.

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

..  Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

..  Depositary Receipts

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. They are subject to some of the same risks as direct investments in foreign securities, including currency risk. The regulatory requirements with respect to depositary receipts that are issued in sponsored and unsponsored programs are generally similar, but the issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the depositary receipts.

..  Established Company Stocks (Great Companies -- Global/2/)

Because domestic companies in which this portfolio invests must have been in existence for at least 50 years, and foreign companies must have been in existence for at least 15 years, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the portfolio.

..  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

..  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire

                                 Prospectus 24
value of the portfolio may decrease if the technology industry suffers a loss.

..  Growth Investing Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.

You may lose money if you invest in any of the World Equity Portfolios.

                                    [GRAPHIC]

                                      Rook
      Investor Profiles

GE INTERNATIONAL EQUITY

For the investor who seeks long-term capital growth through foreign investments, and who is able to tolerate the significant risks in such investments.

GABELLI GLOBAL GROWTH

For the investor who is a long-term investor and who seeks growth of capital in a diversified portfolio of stocks of companies located inside and outside the United States.

GREAT COMPANIES -- GLOBAL/2/

For the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

JANUS GLOBAL

For the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the significant risks associated with foreign investing.

                                 Prospectus 25

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance

The bar charts and tables below give an indication of the portfolios' risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Because the Gabelli Global Growth and Great Companies -- Global/2/ commenced operations in September 2000, performance history for those portfolios is not included.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.

 GE INTERNATIONAL EQUITY
                                    [CHART]

                            GE International Equity
--------------------------------------------

Highest and Lowest Return
(Quarterly 1997-2000)
------------------------------
                   Quarter Ended
Highest    22.87 %   12/31/99
Lowest    (17.69)%    9/30/98

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------------
                                       Since
                                     Inception
                         1 Year  (January 2, 1997)
GE International Equity (14.99)%       6.55%
Morgan Stanley Capital
  International-Europe,
  Asia & Far East Asia
  Index (MSCI-EAFE)     (13.96)%       7.70%

--------------------------------------------
 JANUS GLOBAL
                                    [CHART]

                                  Janus Global
--------------------------------------------

Highest and Lowest Return
(Quarterly 1993-2000)
------------------------------
                   Quarter Ended
Highest    46.11 %   12/31/99
Lowest    (16.52)%    9/30/98

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
---------------------------------------------------
                                       Since
                                     Inception
                 1 Year  5 Years (December 3, 1992)
Janus Global    (17.55)% 22.71%        21.15%
Morgan Stanley
  Capital
  International
  World Index
  (MSCIW)       (12.92)% 12.53%        16.05%

--------------------------------------------

                                 Prospectus 26

GROWTH EQUITY PORTFOLIOS


GREAT COMPANIES -- TECHNOLOGY/SM/ (formerly WRL Great Companies --
Technology/SM/)

JANUS GROWTH (formerly WRL Janus Growth)

LKCM CAPITAL GROWTH (formerly WRL LKCM Capital Growth)

GOLDMAN SACHS GROWTH (formerly WRL Goldman Sachs Growth)

GE U.S. EQUITY (formerly WRL GE U.S. Equity)

GREAT COMPANIES -- AMERICA/SM/ (formerly WRL Great Companies -- America/SM/)

SALOMON ALL CAP (formerly WRL Salomon All Cap)

C.A.S.E. GROWTH (formerly WRL C.A.S.E. Growth)

DREYFUS MID CAP (formerly WRL Dreyfus Mid Cap)

NWQ VALUE EQUITY (formerly WRL NWQ Value Equity)

This Risk/Return Summary briefly describes each Growth Equity Portfolio of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI.

[GRAPHIC]

      Objectives                     Target


GREAT COMPANIES -- TECHNOLOGY/SM/

This portfolio seeks long-term growth of capital.

JANUS GROWTH

This portfolio seeks growth of capital.

LKCM CAPITAL GROWTH

This portfolio seeks long-term growth of capital through a disciplined investment approach focusing on companies with superior growth prospects.

GOLDMAN SACHS GROWTH

This portfolio seeks long-term growth of capital.

GE U.S. EQUITY

This portfolio seeks long-term growth of capital.

GREAT COMPANIES -- AMERICA/SM/

This portfolio seeks long-term growth of capital.

SALOMON ALL CAP

This portfolio seeks capital appreciation.

C.A.S.E. GROWTH

This portfolio seeks annual growth of capital through investment in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value.

DREYFUS MID CAP

This portfolio seeks total investment returns (including capital appreciation and income) which consistently outperform the S&P 400 Mid Cap Index.

NWQ VALUE EQUITY

This portfolio seeks to achieve maximum, consistent total return with minimum risk to principal.


  What is a Growth Equity Portfolio?

  Each growth equity portfolio invests in the common stock of companies that offer potentially rising share prices. These portfolios seek to provide capital appreciation (a rise in share price) rather than steady income.


                                 Prospectus 27

                                    [GRAPHIC]

                                      Rook
      Policies and Strategies


GREAT COMPANIES -- TECHNOLOGYSM

The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's objective by investing principally in:

 . Common stocks of companies that offer technology- or communications-related products, capital goods and services

The portfolio seeks to invest in stocks of large, established, United States-based companies that rely extensively on technology or communication advances in their product development or operations, and have benefited from technological or communications in their operating history. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great company."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; have been in business 15 years or more; be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior business franchises; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; deliver outstanding returns to shareholders; be a global company (40% of revenues from non-U.S. operations); and, in the sub-adviser's opinion, be able to convert changes into opportunities. Each company's common stock must have outperformed the S&P 500 over the ten year period ending December 31, 1998. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the portfolio.

Companies identified by the sub-adviser for selection to the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.
To determine a company in which the portfolio should invest, Great Companies also uses Intrinsic Value investing. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

Great Companies monitors changes in each company's Intrinsic Value over a twelve to eighteen month period. It then determines a company's Intrinsic Value Momentum (IVM), which is a measurement of the rate at which a company is increasing or decreasing its Intrinsic Value. Great Companies looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued in the market and its IVM is flat or declining when compared to the Intrinsic Value calculation, Great Companies does not invest in the stock or, if the portfolio has already invested in the company, may reduce its position in the stock. When a company's stock share price drops well below the Intrinsic Value calculation and its IVM is rising, Great Companies will normally invest in the company or, if the portfolio has already invested in the company, attempt to buy more shares.

The companies chosen by Great Companies will vary over time and Great Companies will add and subtract from its list of "great companies" based on its evaluation process. It is the opinion of Great Companies that, over the long-term, stocks selected through its evaluation process will continue to outperform the various benchmarks.

Because stock selections are limited to the companies identified as being a "great company" by Great Companies, the portfolio is non-diversified.

JANUS GROWTH

The Portfolio's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

The portfolio's strategy is to invest almost all of its assets in common stock at times when Janus believes the market environment favors such investing.

                                 Prospectus 28

Janus generally takes a "bottom-up" approach to building the stock portfolio. In other words, Janus seeks to identify individual companies with earnings growth potential that may not be recognized by the stock market at large.

Although themes may emerge in the portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the portfolio and any income realized on the portfolio's investments is incidental to its objective.

Janus may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse market conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.

LKCM CAPITAL GROWTH

The Portfolio's sub-adviser, Luther King Capital Management Corporation (LKCM), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

The LKCM strategy is a "bottom-up" (please see page 5 for a definition of bottom-up), fundamental approach to selecting securities, generally favoring companies that demonstrate one or more of the following attributes:

 .  Strong management with shareholder-oriented incentives

 .  High and improving returns on invested capital

 .  Above average sales, cash flow and/or earnings growth

 .  Proven ability to deliver consistent and predictable growth

 . Solid balance sheet, financial and accounting policies, and overall financial strength

 .  Sustainable competitive advantages

 .  Demonstrated pricing flexibility

LKCM's strategy is to invest in what the sub-adviser considers to be good businesses, in attractive industries, at fair prices.

LKCM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.

GOLDMAN SACHS GROWTH

The portfolio's sub-adviser, Goldman Sachs Asset Management (GSAM), seeks to achieve the portfolio's objective by investing principally in:

..  Stocks

The portfolio invests, under normal circumstances, at least 90% of total assets in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging (developing) countries and securities quoted in foreign currencies.

Stocks for this portfolio are selected based on their prospects for above-average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:

 .  Prospects for above average sales and earnings growth per share

 .  High return on invested capital

 .  Free cash flow generation

 . Sound balance sheet, financial and accounting policies, and overall financial strength

 .  Strong competitive advantages

 .  Effective research, product development, and marketing


                                 Prospectus 29

 .  Pricing flexibility

 .  Strength of management

 . General operating characteristics that will enable the company to compete successfully in its marketplace

The portfolio generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued.

GSAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.

GE U.S. EQUITY

The portfolio's sub-adviser, GE Asset Management Incorporated (GEAM), seeks to meet the portfolio's investment objective by investing primarily in:

..  Common stocks of U.S. companies

GEAM uses a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income potential. Stock selection is key to the performance of the portfolio.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as: attractive valuations, financial strength and high quality management focused on generating shareholder value.

The portfolio may, to a lesser extent, invest in equity securities other than common stocks (including preferred securities, depositary receipts such as ADRs, EDRs and GDRs, convertible securities, and rights and warrants) foreign securities, debt securities or other securities, and use various investment techniques and investment strategies in pursuit of its investment objective. GREAT COMPANIES -- AMERICASM

The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's objective by investing principally in:

..  Large-cap stocks

The portfolio seeks to invest in common stocks of large, established, United States-based companies. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great company."
To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior business franchises; have been in business for at least 50 years and survived the founder; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; deliver outstanding returns to shareholders; be a global company (40% of revenues from non-U.S. operations); and, in the sub-adviser's opinion, be able to convert changes into opportunities. Each company's common stock must have consistently outperformed the S&P 500 over the ten-year period ending December 29, 2000. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.

Companies identified by the sub-adviser for selection to the portfolios may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

To determine which "great company" in which the portfolio should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 56 for a complete description of Intrinsic Value investing.

                                 Prospectus 30

Because stock selections are limited to the companies identified as being a "great company" by Great Companies, the portfolio is non-diversified.

SALOMON ALL CAP

The portfolio's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks

..  Convertible securities

To a lesser extent, the portfolio may invest in:

..  Cash and cash equivalents

This portfolio is non-diversified. The portfolio will primarily invest in common stocks, or securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures.

The portfolio's classification as "non-diversified" under the 1940 Act means that the portfolio has the ability to take larger positions in a smaller number of issuers. However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

In seeking capital appreciation, the portfolio may purchase securities of: seasoned issuers; small companies; newer companies; and new issues. The portfolio may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded.

SaBAM anticipates that the portfolio's investments generally will be in securities of companies which it considers to reflect some or all of the following characteristics:

 .  Undervalued share prices

 . Special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares

 . Growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments

SaBAM purchases securities that it believes can be accurately valued, examining cash flow and management's use of cash. SaBAM looks for securities that it believes have a catalyst for price appreciation. Only those companies that pass SaBAM's strict in-depth analysis and debate are eligible for inclusion in the portfolio.

SaBAM uses a "bottom-up," fundamental research process to select the portfolio's securities. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market.

SaBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to pursue its investment objective.

C.A.S.E. GROWTH

The portfolio's sub-adviser, C.A.S.E. Management, Inc. (C.A.S.E.), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks

..  Preferred stocks

..  Convertible stocks

Using proprietary forms of research, C.A.S.E. selects companies after evaluating the current economic cycle, and identifying potentially attractive sectors, industries and company-specific circumstances.

C.A.S.E. blends both the growth and value styles of investing. It seeks large-cap and mid-cap companies with strong fundamentals, rising earnings growth rates, improving operating margins, meaningful institutional support and managements who are buying large amounts of their own company's shares.

                                 Prospectus 31

The portfolio's assets are invested in companies whose stocks are traded on national exchanges or over-the-counter markets. C.A.S.E. focuses on companies that are fundamentally strong compared to other companies in the same industry, the same sector and the broad market.

C.A.S.E. applies its proprietary forms of research to companies that exhibit superior products and above-average growth rates along with sound management and financials.

Each company selected for the portfolio is monitored against more than two dozen measures of financial strength, including:

 .  Insiders' activity

 .  Market style leadership

 .  Earnings surprise

 .  Analysts' change in earnings projections

 .  Return on equity

 .  5-year earnings-per-share growth rate

 .  Price-earnings ratio

 .  Price-to-book ratio

 .  Price-to-cash flow

 .  Institutional activity and holdings

 .  Relative strength price change

 .  Price-to-200-day moving average

 .  Price-to-historical rising inflation

 .  Price-to-declining U.S. dollar

 .  Earnings projected change

 .  Quarterly earnings per-share growth rate

Stocks are sold when C.A.S.E. views them as overvalued, or when C.A.S.E. feels the stocks have lost their strong fundamentals.

In seeking to achieve the investment objective of the portfolio, C.A.S.E. will make investment decisions without giving consideration to the turnover rate of the portfolio. As a result, the turnover rate of the portfolio may be higher than other comparable portfolios. Consequently, the portfolio may incur higher transaction related expenses than portfolios that do not engage in frequent trading.

DREYFUS MID CAP

The portfolio's sub-adviser, The Dreyfus Corporation (Dreyfus), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks of medium capitalization companies

To a lesser extent, Dreyfus may invest portfolio assets in:

.. Common stocks of large and small capitalization companies, including emerging (developing) and cyclical growth companies

Dreyfus seeks to have a diversified portfolio of the common stocks of mid-capitalization companies which offer above-average potential for appreciation based on its multi-factor evaluation approach. The multi-factor evaluation approach centers around the ability to identify and dynamically weigh the fundamental characteristics driving current market returns, and to construct portfolios by actively selecting stocks possessing positive exposure to these preferred characteristics.

Generally, the factors which drive the investment process can be classified into three categories:

 .  Earnings revision indicators

 .  Company financial attributes

 .  Value-based measures

NWQ VALUE EQUITY

The portfolio's sub-adviser, NWQ Investment Management Company, Inc. (NWQ), seeks to achieve its objective by investing principally in:

..  Common stocks

To a lesser extent, NWQ may invest portfolio assets in:

..  Money market and short-term instruments (Treasury Bills)

..  ADRs and exchange listed foreign stocks

NWQ employs a value-oriented approach to investing, utilizing a "bottom-up" discipline and invests in undervalued companies where catalysts exist to unlock value or improve profitability.

                                 Prospectus 32

NWQ uses statistical measures to look for above-average stock valuations, screening for below-average price-to-earnings and price-to-book ratios, above-average dividend yields and strong financial stability.

In addition, NWQ uses normalized earnings to value cyclical companies, focuses on quality of earnings, and looks for investment in relative value. The portfolio is diversified across industries and sectors with strong long-term fundamentals. NWQ's selection process focuses on companies that are beneficiaries of restructurings or consolidations, as well as those with strong management.

The portfolio consists primarily of mid-capitalization to large capitalization companies. NWQ considers the following when making a security selection:

 .  Below-average price-to-earnings ratios

 .  Below-average price-to-book

 .  Strong financial stability

 .  Industries/sectors with strong long-term fundamentals

 .  Leading/strong market positions

 . Uses earnings averaged over both strong and weak periods in evaluating cyclical companies

                                    [GRAPHIC]

                                    Caution
      Risks

The principal risks of investing in Growth Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each Growth Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI for more information about the risks associated with investing in the Growth Equity Portfolios.
                                PRINCIPAL RISKS
                           GROWTH EQUITY PORTFOLIOS

                           Great       LKCM          Goldman            Great                               NWQ
                       Companies --   Capital Janus   Sachs  GE U.S. Companies -- Salomon C.A.S.E. Dreyfus Value
RISKS                  Technology/SM/ Growth  Growth Growth  Equity  America/SM/  All Cap  Growth  Mid Cap Equity
-----                  -------------  ------- ------ ------- ------- ------------ ------- -------- ------- ------
Non-Diversification          X                                            X          X
Stocks                       X           X      X       X       X         X          X       X        X      X
Medium Sized Companies                   X
Foreign Securities                       X      X                                            X        X
Emerging Markets Risk                    X      X
Convertibles                 X                  X       X                 X                  X
Proprietary Research         X                                  X         X
Style Risk                   X           X      X       X       X         X                  X        X      X
Futures and Options                      X                                                            X
Depositary Receipts                                                                          X
Warrants & Rights                        X
Technology Stocks            X

..  Non-Diversification

To the extent a portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.
..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

                                 Prospectus 33

Because the stocks the portfolio holds fluctuate in price, the value of your investment in the portfolio may go up and down.

..  Medium- and Small-Sized Companies

These companies present additional risks because their earnings may be less predictable, their share price more volatile, and their securities less liquid than larger more established companies.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  More complex business negotiations

 .  Less liquidity

 .  More fluctuations in market prices

 .  Delays in settling foreign securities transactions

 .  Higher costs for holding foreign securities (custodial fees)

 .  Higher transaction costs

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

..  Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.

..  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

..  Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. A portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

 . Growth Investing Risk Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

..  Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and

                                 Prospectus 34
experience which are different than those needed to pick other securities. Special risks include:

 .  Inaccurate market predictions

 .  Imperfect correlation

 .  Illiquidity

 .  Tax considerations

The portfolios are not required to hedge their investments.

..  Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

..  Depositary Receipts

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. They are subject to some of the same risks as direct investments in foreign securities, including currency risk. The regulatory requirements with respect to depositary receipts that are issued in sponsored and unsponsored programs are generally similar, but the issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the depositary receipts.

..  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the portfolio may decrease if the technology industry suffers a loss.

You may lose money if you invest in any of the Growth Equity Portfolios.
                                    [GRAPHIC]

                                      Rook
      Investor Profiles

GREAT COMPANIES -- TECHNOLOGY/SM/

For the investor who is willing to accept the higher risk of loss inherent in a portfolio that invests in technology company securities which may be strongly affected by worldwide scientific and technological developments and governmental policies, in exchange for the potential of greater capital appreciation.

LKCM CAPITAL GROWTH

For the investor who seeks capital growth in a diversified stock portfolio and who is comfortable with fluctuations in value.

JANUS GROWTH

For the investor who wants capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in value.

GOLDMAN SACHS GROWTH

For the investor who seeks long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

GE U.S. EQUITY

For the investor who seeks long-term growth from a diversified portfolio that combines "value" and "growth" investment management styles. As a result, the portfolio will have characteristics similar to the S&P 500. The investor should be comfortable with the price fluctuations of a stock portfolio and be willing to accept higher short-term risk for potential long-term returns.

GREAT COMPANIES -- AMERICA/SM/

For the investor who seeks long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

                                 Prospectus 35

SALOMON ALL CAP

For the investor who wants long-term growth of capital and who can tolerate the risks of a non-diversified portfolio and fluctuations in their investment.

C.A.S.E. GROWTH

For the investor who seeks growth on a quarterly basis, but wants a diversified portfolio that seeks to have investments in companies that have below market risk characteristics. The investor should be comfortable with the price fluctuations of a stock portfolio.

DREYFUS MID CAP

For the investor who seeks total returns exceeding the S&P 400 Mid Cap Index and who can tolerate fluctuations inherent to mid-cap stock investing.

NWQ VALUE EQUITY

For the investor who seeks both capital preservation and long-term capital appreciation and who can tolerate fluctuations inherent in stock investing.

                                 Prospectus 36

GROWTH EQUITY PORTFOLIOS (C0NTINUED)



      Portfolio Performance         [GRAPHIC]

                                    Bar Chart

The bar charts and tables below give an indication of the portfolios' risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

Because Great Companies -- America/SM/ and Great Companies -- Technology/SM/ commenced operations in May, 2000, and LKCM Capital Growth commenced operations in December, 2000, their performance history is not included.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.

 JANUS GROWTH

                                    [CHART]

                                  Janus Growth
--------------------------------------------

Highest and Lowest Return
(Quarterly 1991-2000)
---------------------------------
                   Quarter Ended
Highest     33.08%   12/31/99
Lowest    (26.94)%   12/31/00

--------------------------------------------

Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------
                         1 Year  5 Years 10 Years
Janus Growth            (28.94)% 20.94%   19.49%
S&P 500 Composite Stock
  Index                  (9.10)% 18.33%   17.46%

--------------------------------------------
 GE U.S. EQUITY

                                    [CHART]

                                 GE U.S. Equity
--------------------------------------------

Highest and Lowest Return
(Quarterly 1997-2000)
---------------------------------
                   Quarter Ended
Highest    19.59 %   12/31/98
Lowest    (10.14)%    9/30/98

                                   --------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------
                                Since
                              Inception
                  1 Year  (January 2, 1997)
GE U.S. Equity    (0.79)%      16.39%
S&P 500 Composite
  Stock Index     (9.10)%      17.21%

--------------------------------------------

                                 Prospectus 37

 C.A.S.E GROWTH
                                    [CHART]

                                C.A.S.E. Growth

                        ------------------------------
                        Highest and Lowest Return
                        (Quarterly 1996-2000)
                        ------------------------------
                                           Quarter Ended
                        Highest    26.60 %   12/31/98
                        Lowest    (22.50)%    9/30/98

--------------------------------------------

               Average Annual Total Returns
               (through December 31, 2000)
               --------------------------------------------------
                                                        Since
                                                      Inception
                                    1 Year  5 Years (May 1, 1995)
               C.A.S.E. Growth     (20.72)%  8.00%     10.63%
               Wilshire 5000 Total
                 Market Index      (10.89)% 16.68%     18.67%

--------------------------------------------
                                   --------------------------------------------
 NWQ VALUE EQUITY
                                    [CHART]

                                NWQ Value Equity
                                   --------------------------------------------

                        Highest and Lowest Return
                        (Quarterly 1997-2000)
                        ------------------------------
                                           Quarter Ended
                        Highest    16.23 %    6/30/99
                        Lowest    (17.95)%    9/30/98

--------------------------------------------
                                   --------------------------------------------

                    Average Annual Total Returns
                    (through December 31, 2000)
                    ---------------------------------------
                                                  Since
                                                Inception
                                      1 Year  (May 1, 1996)
                    NWQ Value Equity  15.19 %    11.69%
                    S&P 500 Composite
                      Stock Index     (9.10)%    18.04%

--------------------------------------------

                                 Prospectus 38

SALOMON ALL CAP
                                    [CHART]

                                Salomon All Cap

--------------------------------------------
Highest and Lowest Return
(Quarterly 1999-2000)
--------------------------------------------

               Quarter Ended
Highest 12.61%    3/31/00
Lowest   0.13%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                Since
                              Inception
                   One Year (May 3, 1999)
Salomon All Cap    18.30 %      20.69%
Russell 3000 Index (7.46)%       2.11%

--------------------------------------------

 GOLDMAN SACHS GROWTH
                                    [CHART]

                              Goldman Sachs Growth

--------------------------------------------
Highest and Lowest Return
(Quarterly 1999-2000)
--------------------------------------------

                Quarter Ended
Highest  2.13 %    3/31/00
Lowest  (8.13)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                     Since
                                   Inception
                        One Year (May 3, 1999)
Goldman Sach Growth     (8.02)%      4.78%
S&P 500 Composite Stock
  Index                 (9.10)%       .54%

--------------------------------------------

                                 Prospectus 39

 DREYFUS MID CAP
                                    [CHART]

                                Dreyfus Mid Cap

--------------------------------------------
Highest and Lowest Return
(Quarterly 2000)
--------------------------------------------

                Quarter Ended
Highest 11.85 %    3/31/00
Lowest  (3.43)%   12/31/00

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                          Since
                                        Inception
                              One Year May 3, 1999
Dreyfus Mid Cap                12.92%     12.17%
S&P 400 Composite Stock Index  17.51%     18.91%

--------------------------------------------

                                 Prospectus 40

BALANCED PORTFOLIOS

T. ROWE PRICE DIVIDEND GROWTH (formerly WRL T. Rowe Price Dividend Growth)

TRANSAMERICA VALUE BALANCED (formerly WRL Dean Asset Allocation)

LKCM STRATEGIC TOTAL RETURN (formerly WRL LKCM Strategic Total Return)

J.P. MORGAN REAL ESTATE SECURITIES (formerly WRL J.P. Morgan Real Estate Securities)

FEDERATED GROWTH & INCOME (formerly WRL Federated Growth & Income)

AEGON BALANCED (formerly WRL AEGON Balanced)

This Risk/Return Summary briefly describes each Balanced Portfolio of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI.
                                    [GRAPHIC]

                                     Target
      Objectives

T. ROWE PRICE DIVIDEND GROWTH

This portfolio seeks to provide an increasing level of dividend income, long-term capital appreciation, and reasonable current income through investments primarily in dividend paying stocks.

TRANSAMERICA VALUE BALANCED

The objective of this portfolio is to seek preservation of capital and competitive investment returns.

LKCM STRATEGIC TOTAL RETURN

The objective of this portfolio is to provide current income, long-term growth of income and capital appreciation.

J.P. MORGAN REAL ESTATE SECURITIES

This portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income.

FEDERATED GROWTH & INCOME

This portfolio seeks total return by investing in securities that have defensive characteristics. (These are securities that appear to have a low probability of significant price decline relative to the overall equity market. They also will, in the sub-adviser's view, generally have a comparatively low volatility in share price relative to the overall equity market.)

AEGON BALANCED

This portfolio seeks preservation of capital, reduced volatility, and superior long-term risk-adjusted returns.



  What is a Balanced Portfolio?

  A balanced portfolio generally tries to balance three different objectives: moderate long-term growth of capital, moderate income, and moderate stability in an investor's principal. To reach these goals, balanced portfolios invest in a mixture of stocks, bonds and money market instruments.

                                    [GRAPHIC]

                                      Rook
      Policies and Strategies

T. ROWE PRICE DIVIDEND GROWTH

The portfolio's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the portfolio's objective by investing principally in:

.. Dividend-paying common stocks with favorable prospects for increasing dividends and long-term appreciation

To a lesser extent, T. Rowe Price may invest in:

..  Foreign securities

..  Futures

                                 Prospectus 41

T. Rowe Price typically invests at least 65% of total assets in common stocks of dividend-paying companies that it expects to increase their dividends over time and also provide long-term appreciation.

T. Rowe Price believes that a track record of dividend increases is an excellent indicator of financial health and growth prospects, and over the long-term, income can contribute significantly to total return. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

T. Rowe Price looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out of favor or undervalued by the market. Holdings tend to be in large to medium-sized companies. In selecting investments, T. Rowe Price favors companies with one or more of the following:

 . Either a track record of, or the potential for, above-average earnings and dividend growth

 .  A competitive current dividend yield

 . A sound balance sheet and solid cash flow to support future dividend increases

 .  A sustainable competitive advantage and leading market position

 . Attractive valuations such as low price/earnings, price/cash flow, or price/dividend ratios yield

While the portfolio invests primarily in U.S. common stocks, T. Rowe Price may also purchase other securities including foreign securities (up to 25%), convertible securities, warrants, preferred stocks, and corporate and government debt when considered consistent with the portfolio's objective. Futures and options may be used for any number of reasons, including: managing the portfolio's exposure to securities prices and foreign currencies; to enhance income; to manage cash flows efficiently; or to protect the value of portfolio securities. If the portfolio uses futures and options, it is exposed to additional volatility and potential losses.

The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the portfolio's principal investment strategies). Under these circumstances, the portfolio may be unable to achieve its investment objective.

TRANSAMERICA VALUE BALANCED (FORMERLY, DEAN ASSET ALLOCATION)

PLEASE NOTE: At a Special Board of Trustees Meeting held on June 25, 2001, the Board voted to terminate the sub-advisory agreement (the "Agreement") between AEGON/Transamerica Fund Advisers, Inc. and Dean Investment Associates on behalf of Dean Asset Allocation. Per the terms of the Agreement, Dean's sub-advisory services terminated on August 24, 2001.

The Board selected Transamerica Investment Management, LLC ("TIM") as the new sub-adviser, subject to shareholder approval at a Special Shareholders' Meeting to be held on December 14, 2001. TIM is currently serving as sub-adviser pursuant to an interim sub-advisory agreement, which will expire the earlier of
(i) 150 days from commencement or (ii) approval by shareholders of a new sub-advisory contract. TIM and IMI are affiliated persons under the Investment Company Act of 1940.

The portfolio's sub-adviser, seeks to achieve the portfolio's investment objective by investing principally in:

..  Income-producing common and preferred stocks

.. Debt obligations of U.S. issuers, some of which will be convertible into common stocks

..  U.S. Treasury bonds, notes and bills

..  Money market funds

..  Covered call options and put options

In selecting stocks, the sub-adviser focuses on high-quality, liquid, large capitalization stocks, using a bottom-up screening process to identify stocks that are statistically undervalued. The sub-adviser's ultimate goal is to choose stocks whose price has been driven down by a market that has over-reacted to perceived risks. With this approach, the portfolio seeks to achieve a dividend income yield higher than that of the Russell 1000 Index, a widely recognized unmanaged index of market performance which measures the performance of the 1,000 largest

                                 Prospectus 42
companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the median market capitalization was approximately $3.7 billion. The smallest company in the index had an approximate market capitalization of $1.4 billion.

The sub-adviser employs an investment technique called "asset allocation," which shifts assets from one class of investment to another (such as from equity to debt) when it anticipates changes in market direction.

The sub-adviser will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds (up to 10% of total assets).

The sub-adviser has developed forecasting models to predict movements in the stock market for both short (12 to 18-month) and long (3 to 5-year) time periods. These models help compare the risks and rewards The sub-adviser anticipates in holding stocks versus debt instruments and money market funds. Such techniques may result in increased portfolio expenses such as brokerage fees.

Thus, the models determine when the sub-adviser is to "tactically" adjust the portfolio's asset allocation among stocks, bonds, U.S. debt obligations and money market funds.

LKCM STRATEGIC TOTAL RETURN

The portfolio's sub-adviser, Luther King Capital Management Corporation (LKCM), seeks to achieve the portfolio's investment objective by investing primarily in:

..  Common stocks

..  Corporate bonds

..  Convertible preferred stocks

..  Corporate convertible bonds

..  U.S. Treasury Notes

The portfolio seeks to invest in a blend of equity and fixed-income securities to achieve a balance of capital appreciation and investment income while limiting volatility. The portfolio will also invest in convertible securities, which have both equity and fixed-income characteristics. In choosing such securities, LKCM looks for companies with strong fundamental characteristics. It considers factors such as:

 .  Balance sheet quality

 .  Cash flow generation

 .  Earnings and dividend growth record and outlook

 .  Profitability levels

In some cases, LKCM bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.

The portfolio seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.

The portfolio invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the portfolio buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.

LKCM closely analyzes a company's financial status and a security's valuation in an effort to control risk at the individual level. In addition, the growth elements of the portfolio's equity investments drive capital appreciation.

As part of its income-oriented strategy, LKCM expects to invest about 25% of the portfolio's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend.

J.P. MORGAN REAL ESTATE SECURITIES

This portfolio's sub-adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan), seeks to achieve the portfolio's objective by investing principally in equity securities of real estate companies which include:

..  Common stocks

..  Convertible securities

Under normal conditions, J.P. Morgan invests at least 65% of portfolio assets in real estate company securities. A company is considered to be a real estate company if at least 50% of its revenues or at least 50% of the market

                                 Prospectus 43
value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.

Securities selected by J.P. Morgan are purchased and sold based primarily on their dividend discount rates, coupled with our understanding of any critical short-term fundamental factors that might need to be considered in an investment decision. The two fundamental factors we focus on are earnings and dividend growth. In order to obtain projections of these factors, J.P. Morgan's analysts build detailed models which take into account other factors including sales margins and FFO multiples, that ultimately determine an individual company's cost of capital.

The portfolio may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the portfolio does not directly invest in real estate.

The portfolio is non-diversified under federal securities laws.

The portfolio's classification as "non-diversified" under the 1940 Act means that the portfolio has the ability to take larger positions in a smaller number of issuers. However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

FEDERATED GROWTH & INCOME

The portfolio's sub-adviser, Federated Investment Counseling (Federated), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

..  Convertible securities

..  REITs

..  Fixed income securities

..  Foreign securities

Federated seeks total return by investing primarily in common stocks that provide the opportunity for capital appreciation or high dividend income. Federated seeks capital appreciation by investing primarily in undervalued, overlooked common stocks. These securities are generally trading at low historical valuations relative to the market and to industry peers. To achieve high current income, Federated seeks to invest in securities that offer higher dividends than the overall market. Convertible stocks and bonds, real estate investment trusts and securities issued by utility companies are generally the types of securities that Federated may emphasize in order to enhance the portfolio's dividend income. Federated may also invest a portion of the portfolio's assets in securities of companies based outside the U.S. to diversify the portfolio's holdings and to gain exposure to the foreign market.

Federated attempts to invest in securities that have defensive characteristics, i.e., securities that appear to have a low volatility in share price relative to the overall equity market. Federated also may emphasize investments in equity securities that provide high dividend income, which generally are less volatile stocks. Federated also may allocate a portion of the portfolio's assets in cash or government securities when the markets appear to be overpriced.

To identify companies for portfolio investment, Federated uses a model which looks at a company's financial and earnings strength, management skill and business prospects, and at the prospect of comparatively low volatility in share price. In addition, Federated performs traditional fundamental and credit analyses to select the most promising companies for the portfolio. Federated may emphasize investments in certain industry sectors that offer securities that have these attributes. To determine the timing of purchases and sales of portfolio securities, Federated looks at recent stock price performance.

AEGON BALANCED

This portfolio's sub-adviser, AEGON USA Investment Management, Inc. (AIMI), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks (primarily of domestic large cap companies)

..  U.S. Treasuries -- A series and investment grade corporate bonds

..  Convertible securities

                                 Prospectus 44

AIMI uses a top-down investment strategy to find stocks of medium to large capitalization companies that fit a value criteria. The process for selecting companies is based on fundamental analysis.

More specifically, AIMI looks at the industry structure, organizational structure, financial structure, and business prospects of each portfolio company. It then applies the analysis of these factors to financial forecasts which, in turn, drives the valuation of a company's stock. AIMI uses a two stage dividend discount model to value a company. Once AIMI initiates a position, it monitors and continually reassesses its prior analysis. When AIMI believes the price fully reflects its independent valuation or there is a significant change in the fundamentals of the company, the portfolio sells the security.

                                    [GRAPHIC]

                                    Caution
      Risks

The principal risks of investing in Balanced Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each Balanced Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances that could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks," beginning on page 52 and the Fund's SAI for more information about the risks associated with investing in Balanced Portfolios.
                                PRINCIPAL RISKS
                              BALANCED PORTFOLIOS

                          T. Rowe
                           Price                                 J.P. Morgan
                          Dividend  Transamerica  LKCM Strategic Real Estate    Federated     AEGON
RISKS                      Growth  Value Balanced  Total Return  Securities  Growth & Income Balanced
-----                     -------- -------------- -------------- ----------- --------------- --------
Stocks                       X           X              X             X             X           X
Fixed-Income Securities                                 X                           X           X
Convertibles                 X                          X                           X           X
Real Estate Securities                                                X             X
Style Risk                   X
Quantitative Models                      X                            X
Futures and Options          X           X
Non-Diversified                                                       X
Foreign Securities           X                                                      X
Dividend-Paying Companies    X

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in a portfolio will go up and down.

..  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rate, and other market conditions and factors. The risks include:

 .  Changes in interest rates

 .  Length of time to maturity

 .  Issuers defaulting on their obligations to pay interest or return principal

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

                                 Prospectus 45

 .  Less (or different) regulation of securities markets

 .  More complex business negotiations

 .  Less liquidity

 .  More fluctuations in market prices

 .  Delays in settling foreign securities transactions

 .  Higher costs for holding foreign securities (custodial fees)

 .  Higher transaction costs

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

..  Real Estate Securities

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include:

 .  Declining real estate value

 .  Risks relating to general and local economic conditions

 .  Over-building

 .  Increased competition for assets in local and regional markets

 .  Increases in property taxes

 .  Increases in operating expenses or interest rates

 .  Change in neighborhood value or the appeal of properties to tenants

 .  Insufficient levels of occupancy

 .  Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

..  Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

 .  Inaccurate market predictions

 .  Imperfect correlation

 .  Illiquidity

 .  Tax considerations

The portfolios are not required to hedge their investments.

..  Quantitative Models

Securities selected using statistical models may result in incorrect asset allocations causing overall returns to be lower than if other methods of selection were used.

..  Non-Diversified

To the extent a portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risks of loss with respect to its portfolio securities.

..  Style Risk -- Dividend-Paying Companies (T. Rowe Price Dividend Growth)

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. A portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

T. Rowe Price's emphasis on dividend-paying companies could result in significant investments in large-capitalization stocks. At times, stocks such as these may lag shares of smaller, faster-growing companies. Also, a company may reduce or eliminate its dividend. The portfolio's efforts to buy stocks that appear temporarily out of favor also carries the risk that a stock or group of stocks may remain out of favor for a long time and may continue to decline.

You may lose money if you invest in any of the Balanced Portfolios.

                                 Prospectus 46

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance


The bar charts and tables below give an indication of the portfolios' risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.

 TRANSAMERICA VALUE BALANCED (FORMERLY, DEAN ASSET ALLOCATION)

                                    [CHART]

          Transamerica Value Balanced (formerly, Dean Asset Allocation)
--------------------------------------------
Highest and Lowest Return
(Quarterly 1995-2000)
--------------------------------------------

                                         Quarter Ended
                         Highest  9.03 %    6/30/97
                         Lowest  (7.87)%    9/30/99

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                                         Since
                                                       Inception
                                    1 Year 5 Years (January 3, 1995)
           Dean Asset Allocation*   17.55%  9.90%        11.55%
           Lehman Brothers
            Intermediate U.S.
            Government/Credit
            Index                   10.12%  6.12%         7.60%
           Russell 1000 Value Index  7.01% 16.91%        20.25%

--------------------------------------------
*Effective August 24, 2001, this portfolio was named Transamerica Value Balanced and TIM became sub-adviser subject to shareholder approval at a Special Meeting on December 14, 2001.
 LKCM STRATEGIC TOTAL RETURN
                                    [CHART]

                          LKCM Strategic Total Return
--------------------------------------------
Highest and Lowest Return
(Quarterly 1994-2000)
--------------------------------------------

                                         Quarter Ended
                         Highest 13.06 %    6/30/97
                         Lowest  (8.05)%    9/30/98

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                                        Since
                                                      Inception
                                   1 Year  5 Years (March 1, 1993)
              LKCM Strategic Total
               Return              (3.76)% 10.63%       11.41%
              S&P 500 Composite
               Stock Index         (9.10)% 18.33%       17.25%
              Lehman Brothers
               Intermediate U.S.
               Government/Credit
               Index                10.12%  6.12%        6.81%

--------------------------------------------

                                 Prospectus 47

 J.P. MORGAN REAL ESTATE SECURITIES


                                    [CHART]

                        J.P.Morgan Real Estate Securities

--------------------------------------------
Highest and Lowest Return
(Quarterly 1999-2000)
--------------------------------------------

                Quarter Ended
Highest 10.90 %    6/30/00
Lowest  (8.49)%    9/30/99

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                     Since
                                   Inception
                          1 Year (May 1, 1998)
J.P. Morgan Real Estate
  Securities              29.62%     2.24%
Morgan Stanley REIT Index 26.81%     1.85%

--------------------------------------------

 FEDERATED GROWTH & INCOME


                                    [CHART]

                            Federated Growth & Income

--------------------------------------------
Highest and Lowest Return
(Quarterly 1995-2000)
--------------------------------------------

                Quarter Ended
Highest 12.15 %    6/30/99
Lowest  (7.99)%    3/31/99

--------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------

                                      Since
                                    Inception
                   1 Year 5 Year (March 1, 1994)
Federated Growth &
  Income           29.16% 12.09%      11.58%
Russell Mid Cap
  Value Index      19.18% 15.12%      15.25%

--------------------------------------------

                                 Prospectus 48

 T. ROWE PRICE DIVIDEND GROWTH
                                    [CHART]

                          T. Rowe Price Dividend Growth
                                   --------------------------------------------

                        Highest and Lowest Return
                        (Quarterly 2000)
                        -----------------------------

                                          Quarter Ended
                        Highest    4.22 %   12/31/00
                        Lowest    (1.08)%    3/31/00

--------------------------------------------

                  Average Annual Total Returns
                  (through December 31, 2000)
                  --------------------------------------------
                                                     Since
                                                   Inception
                                         1 Year  (May 3, 1999)
                  T. Rowe Price Dividend
                    Growth                9.87 %     1.04%
                  S&P Composite Index    (9.10)%      .54%

--------------------------------------------
 AEGON BALANCED
                                    [CHART]

                                 AEGON Balanced
--------------------------------------------

                        Highest and Lowest Return
                        (Quarterly 1995-2000)
                        -----------------------------
                                          Quarter Ended
                        Highest    9.84 %   12/31/98
                        Lowest    (7.86)%    9/30/99

--------------------------------------------

              Average Annual Total Returns
              (through December 31, 2000)
              ---------------------------------------------------
                                                       Since
                                                     Inception
                                  1 Year  5 Years (March 1, 1994)
              AEGON Balanced       5.83 %  8.61%       8.14%
              S&P 500 Composite
                Stock Index       (9.10)% 18.33%      18.61%
              Lehman Brothers
                Intermediate U.S.
                Government/
                Credit Index      10.12 %  6.12%      6.38%

--------------------------------------------

                                 Prospectus 49

FIXED-INCOME PORTFOLIO(s)

AEGON BOND

This Risk/Reward Summary briefly describes the Fixed-Income Portfolio of the Fund and the principal risks of investing in the portfolio. For further information on the portfolio, please read the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI.

                                    [GRAPHIC]

                                     Target
      Objectives


AEGON BOND

This portfolio seeks the highest possible current income within the confines of the primary goal of ensuring the protection of capital.

  What is a Fixed-Income Portfolio?

  Fixed-income portfolios primarily invest in debt securities that pay interest. When the debt security is purchased, the portfolio owns "debt" and becomes an indirect creditor to the company or government that issued the bond.

                                    [GRAPHIC]

                                      Rook
      Policies and Strategies


AEGON BOND

The portfolio's sub-adviser, AEGON USA Investment Management, Inc. (AIMI) seeks to achieve the portfolio's objective by investing principally in:

..  U.S. government securities obligations, including Treasury and Agency
   Securities

..  Medium to high-quality corporate bonds

To a lesser extent AIMI may invest in:

..  Mortgage-backed securities, including pass-through and Collateralized
   Mortgage Obligations (CMOs)

..  Asset-backed securities

..  U.S. dollar-denominated foreign bonds

..  Short-term securities, including agency discount notes and commercial paper

AIMI takes an approach in the daily management of the portfolio that it considers to be conservative, striving to participate in the bond market's advances while preserving capital on the downside.

AIMI uses its Core Fixed-Income Strategy through which it draws from all of its organizational resources. AIMI utilizes a disciplined process to gather information on key factors for evaluation of the market environment.

The Fixed-Income Strategy Committee then sets policy directives that reflect AIMI's interest rate outlook and expectations for the relative performance of the major bond market sectors.

AIMI then selects securities that are considered by it to be most appropriate based on AIMI's findings.

                                    [GRAPHIC]

                                    Caution
      Risks


The principal risks of investing in the Fixed-Income Portfolio that may adversely affect your investment are described below. Please note that there are many other circumstances that could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks" beginning on page 52 and the Fund's SAI for more information about the risks associated with investing in the Fixed-Income Portfolio.

..  Fixed-Income Securities

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. The risks include:

 .  Changes in interest rates

 .  Length of time to maturity

 . Issuers defaulting on their obligations to pay interest or return principal (Credit Risk)

                                 Prospectus 50

..  High-Yield/High-Risk Fixed-Income Securities

 .  Credit risk

 .  Greater sensitivity to interest rate movements than higher rated securities

 .  More speculative than higher rated securities

 .  Greater vulnerability to economic changes

 .  Decline in market value in event of default

 .  Less liquidity

..  Credit Risk

The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

..  Interest Rate Risk

Bond prices rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction, which may affect the sub-adviser's ability to predict interest rate movements and select portfolio investments.

..  Mortgage- and other Asset-Backed Securities

 . Repayment sooner than stated maturity dates resulting in greater price and yield volatility than with traditional fixed-income securities

 .  Prepayments resulting in lower return

 .  Values may change based on creditworthiness of issuers

 .  Interest rate risks

..  Proprietary Research

AIMI's proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

You may lose money if you invest in this portfolio.

                                    [GRAPHIC]

                                      Rook
      Investor Profile


AEGON BOND

For the investor seeking current income with preservation of capital, and who can tolerate the fluctuation in principal associated with changes in interest rates.

                                 Prospectus 51

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance


The bar chart and table below gives an indication of the portfolio's risks and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.


 AEGON BOND


                                    [CHART]

                                 AEGON Bond

                        -----------------------------
                        Highest and Lowest Return
                        (Quarterly 1991-2000)
                        -----------------------------
                                          Quarter Ended
                        Highest    8.20 %    6/30/95
                        Lowest    (4.90)%    3/31/94

                                   --------------------------------------------

                  Average Annual Total Returns
                  (through December 31, 2000)
                  --------------------------------------------

                                       1 Year 5 Years 10 Years
                  AEGON Bond           10.89%  5.16%    7.80%
                  Lehman Brothers U.S.
                    Government/Credit
                    (LBGCB) Index      11.85%  6.24%    8.00%

                                   --------------------------------------------

                                 Prospectus 52

CAPITAL PRESERVATION PORTFOLIO(s)


J.P. MORGAN MONEY MARKET

This Risk/Return Summary briefly describes the Capital Preservation Portfolio of the Fund and the principal risks of investing in the Portfolio. For further information on the portfolio, please read the section entitled "Explanation of Strategies and Risks," beginning on page 52, and the Fund's SAI.

[GRAPHIC]

      Objectives                     Target


J.P. MORGAN MONEY MARKET

This portfolio seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.


  What is a money market portfolio?

  A money market portfolio tries to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss ("preservation of principal"). If you need to sell your shares at any time, you should receive your initial investment plus any income that you have earned (thereby providing "liquidity"). However, a money market portfolio does not guarantee that you will receive your money back.

  A money market portfolio must follow SEC rules as to the investment quality, maturity, diversification and other features of the securities it purchases and the average remaining maturity of the securities cannot be greater than 90 days. The remaining maturity of a security is the period of time until the principal amount must be repaid.



[GRAPHIC]

      Policies and Strategies         Rook


J.P. MORGAN MONEY MARKET

The portfolio's sub-adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) seeks to achieve the portfolio's objective by investing in:

..  U.S. government obligations

.. Domestic and certain foreign bank obligations including time deposits, certificates of deposit, bankers' acceptances and other bank obligations

..  Asset-backed securities

..  Repurchase and reverse repurchase agreements

J.P. Morgan will limit its investments to securities that present minimum credit risks, as determined by guidelines adopted by the Fund's Board. The portfolio may invest up to 25% of its total assets in securities of a single issuer if the securities will not be held for more than three business days.

The Fund's Board must approve or ratify any purchase of an unrated security or a security rated by only one nationally recognized statistical rating organization (NRSRO).


[GRAPHIC]

      Risks                         Caution


The principal risks of investing in the WRL J.P. Morgan Money Market portfolio that may adversely affect your investment are described below. Please note that there are circumstances which could adversely affect your investment and prevent the portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks," beginning on page 52 and the Fund's SAI for more information about the risks associated with investing in the Capital Preservation Portfolio.

..  U.S. Government Obligations

The value of the U.S. government securities will fluctuate with changing interest rates. A decrease in interest rates generally results in an increase in the value of the securities and an increase in interest rates have the opposite effect.

..  Bank Obligations

Banks are subject to extensive governmental regulations that may affect an investment. The profitability of this industry is dependent on the availability and cost of capital funds for lending under prevailing money market conditions.

                                 Prospectus 53

Economic conditions and credit losses also affect this type of investment.

..  Asset-Backed Securities

 . Repayment sooner than stated maturity dates resulting in greater price and yield volatility than with traditional fixed-income securities

 .  Prepayments resulting in lower return

 .  Values may change based on creditworthiness of issuers

 .  Interest rate risks

..  Repurchase and Reverse Repurchase Agreements

A repurchase agreement involves the purchase of a security by a portfolio and a simultaneous agreement (generally from a bank or broker-dealer) to repurchase that security back from the portfolio at a specified price and date upon demand. Repurchase agreements not terminable within seven days are considered illiquid securities.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

A portfolio invests in a reverse repurchase agreement when it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. While a reverse repurchase agreement is outstanding, a portfolio will segregate with its custodian cash and other liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act.

Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the portfolio seeks to preserve the value of your investment at $1.00 per share there is no guarantee that it will be able to do so. You may lose money if you invest in this portfolio.

                                    [GRAPHIC]

                                      Rook
      Investor Profile

J.P. MORGAN MONEY MARKET

For the investor who seeks current income, preservation of capital and maintenance of liquidity.

                                 Prospectus 54

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance

The bar chart and table below gives an indication of the portfolio's risks and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The table shows how the portfolio's average annual return for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.
 J.P. MORGAN MONEY MARKET
                                    [CHART]

                            J.P. Morgan Money Market
--------------------------------------------

Highest and Lowest Return
(Quarterly 1991-2000)
---------------------------
                Quarter Ended
Highest   1.62%    6/30/00
Lowest    0.59%    6/30/93

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
------------------------------------------------
                         1 Year 5 Years 10 Years
J.P. Morgan Money Market 6.15%   5.26%   4.58%
------------------------------------------------
7 Day Yield
------------------------------------------------

As of December 31, 2000  6.26%

--------------------------------------------

                                 Prospectus 55

RISKS/REWARD INFORMATION

Before you choose an investment portfolio, please consider . . .

All of the investment portfolios involve risk, but there is also the potential for reward. You can lose money -- and you can make money. The Fund portfolios are structured so that each offers a slightly different degree of risk and reward than others.

In this prospectus, we've arranged the portfolios in order of risk/reward from highest to lowest. Notice the scale at the right. It covers the full spectrum of risk/reward of the portfolios described in this prospectus.

What risk/reward level is for you? Ask yourself the following:

  (1)How well do I handle fluctuations in my account value? The higher a portfolio is on the risk/reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

  (2)Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a portfolio at the higher end of the spectrum may be right for you.

A final note: These portfolios are designed for long-term investment.

Each portfolio has an investment objective that it tries to achieve by following certain investment strategies and techniques. The objective can be changed without shareholder vote.

                                                                   Munder Net50
                                                     Van Kampen Emerging Growth
                                                        T. Rowe Price Small Cap
                                                  Pilgrim Baxter Mid Cap Growth
                                                        Alger Aggressive Growth
                                                             Third Avenue Value
                                                   Value Line Aggressive Growth

                                                        GE International Equity
                                                                   Janus Global
                                                          Gabelli Global Growth
                                                   Great Companies -- Global/2/

                                              Great Companies -- Technology/SM/
                                                                   Janus Growth
                                                            LKCM Capital Growth
                                                           Goldman Sachs Growth
                                                                 GE U.S. Equity
                                                 Great Companies -- America/SM/
                                                                Salomon All Cap
                                                                C.A.S.E. Growth
                                                                Dreyfus Mid Cap
                                                               NWQ Value Equity

                                                  T. Rowe Price Dividend Growth
                                                    Transamerica Value Balanced
                                                    LKCM Strategic Total Return
                                             J.P. Morgan Real Estate Securities
                                                      Federated Growth & Income
                                                                 AEGON Balanced

                                                                     AEGON Bond

                                                       J.P. Morgan Money Market

Higher (left triangle)__________________ Risk/Reward ______________________
(right triangle) Lower

 Aggressive Equity    World Equity    Growth Equity    Balanced    Fixed-Income
    Capital Preservation

                                 Prospectus 56

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual portfolios on pages 2 through 50, you found descriptions of the strategies and risks associated with each. In those pages, you were referred to this section for a more complete description of the risks. For best understanding, first read the description of the portfolio you're interested in. Then refer to this section and read about the risks particular to that portfolio. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

                                    [GRAPHIC]

                                      Rook

Diversification and Concentration. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable portfolio.

All of the portfolios (except Salomon All Cap, Third Avenue Value, Great Companies -- America/SM/, Great Companies -- Technology/SM/, and J.P. Morgan Real Estate Securities) qualify as diversified funds under the 1940 Act. The diversified portfolios are subject to the following diversification requirements (which are set forth in full in the SAI):

.. As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.

.. As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.

..  As a fundamental policy governing concentration, no portfolio will invest
   25% or more of its assets in any one particular industry, other than U.S. government securities. (Shareholders will vote to approve this fundamental policy for certain portfolios at a special shareholders meeting on May 29, 2001.)

Salomon All Cap, Third Avenue Value, Great Companies -- America/SM/, Great Companies -- Technology/SM/, and J.P. Morgan Real Estate Securities each reserves the right to become a diversified investment company (as defined by the 1940 Act).

                                    [GRAPHIC]

                                    Caution

Investing in common stocks. Many factors cause common stocks to go up and down in price. A major one is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your portfolio holds stocks, there's a risk that some or all of them may be down in price when you choose to sell, causing you to lose money. This is called market risk.

                                    [GRAPHIC]

                                    Caution

Investing in preferred stocks. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

                                    [GRAPHIC]

                                    Caution

Investing in convertible securities, preferred stocks, and bonds. Since preferred stocks and corporate bonds pay a stated return, their prices usually don't depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.

                                 Prospectus 57

                                    [GRAPHIC]

                                    Caution

Various Investment Techniques. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the portfolio of investment and are not used for leverage.

                                    [GRAPHIC]

                                    Caution

T. Rowe Price Reserve Investment Fund. The T. Rowe Price Small Cap and T. Rowe Price Dividend Growth portfolios may invest in money market instruments directly or indirectly through investment in the Reserve Investment Fund (Reserve Fund). The Reserve Fund is advised by T. Rowe Price and charges no advisory fees to the Reserve Fund, but other fees may be incurred which may result in a duplication of fees. Further information is included in the SAI.

                                    [GRAPHIC]

                                    Caution

GEI Short-Term Investment Fund. The GE International Equity and GE U.S. Equity portfolios may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GEAM; GEAM charges no advisory fee to the Investment Fund, but other fees may be incurred which may result in a duplication of fees. Further information is included in the SAI.

                                    [GRAPHIC]

                                    Caution

Volatility. The more an investment goes up and down in price, the more volatile it is. Volatility increases the market risk because even though your portfolio may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile portfolio is down, you could lose more.

                                    [GRAPHIC]

                                    Caution

Investing in bonds. Like common stocks, bonds fluctuate in value, though the factors causing this fluctuation are different, including:

.. Changes in interest rates. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

.. Length of time to maturity. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

.. Defaults. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

.. Declines in ratings. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price. Bonds that are rated below BBB by S&P, and below Ba by Moody's, are considered to be below investment grade. Moody's rates bonds in nine categories, from Aaa to C, with Aaa being the highest with least risk. S&P rates bonds in six categories, from AAA to D, with AAA being the highest.

..  Low Rating. High-yield/high-risk fixed-income securities (commonly known as
   "junk bonds") have

                                 Prospectus 58
greater credit risk, are more sensitive to interest rate movements, are considered more speculative than higher rated bonds, have a greater vulnerability to economic changes and are less liquid. The market for such securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold and may diminish a portfolio's ability to obtain accurate market quotations when valuing the portfolio securities and calculating the portfolio's net asset value.

.. Lack of rating. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

.. Loss of liquidity. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up". In that case, the bond may be hard to sell or "liquidate" (convert to cash).

                                    [GRAPHIC]

                                    Caution

Investing in foreign securities. These are investments offered by foreign companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

.. Changes in currency values. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of the securities held by a portfolio could drop too, even if the securities are strong. In turn, the value of the shares of the portfolio could also drop. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

.. Currency speculation. The foreign currency market is largely unregulated and subject to speculation.

..  ADRs/ADSs. Some portfolios also invest in American Depositary Receipts
   (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. A portfolio incurs costs when it converts other currencies into dollars, and vice-versa.

..  Euro Conversion. On January 1, 1999, certain participating countries in the
   European Economic Monetary Union adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries issued new debt and redenominated existing debt in Euros; corporations chose to issue stocks or bonds in Euros or national currency. The new European Central Bank (the "ECB") will assume responsibility for a uniform monetary policy in participating countries. Euro conversion risks that could affect a portfolio's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2002 and beyond; (4) potential U.S. tax issues with respect to portfolio securities; and (5) the ECB's abilities to manage monetary policies among the participating countries; and (6) the ability of financial institution systems to process Euro transactions.

.. Different accounting and reporting practices. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

.. Less information available to the public. Foreign companies usually make less information available to the public.

.. Less regulation. Securities regulations in many foreign countries are more lax than in the U.S.

.. More complex negotiations. Because of differing business and legal procedures, a portfolio may find it hard to enforce obligations or negotiate favorable brokerage commission rates.

.. Less Liquidity/more volatility. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

.. Settlement delays. "Settlement" is the process of completing a securities transaction. In many countries, this process takes longer than it does in the U.S.

.. Higher custodial charges. Fees charged by the Fund's custodian for holding shares are higher for foreign securities than that of domestic securities.

                                 Prospectus 59

.. Higher transaction costs. Fees charged by securities brokers are often higher for transactions involving foreign securities than domestic securities. Higher expenses, such as brokerage fees, may reduce the return a portfolio might otherwise achieve.

.. Vulnerability to seizure and taxes. Some governments can seize assets. They may also limit movement of assets from the country. A portfolio's interest, dividends and capital gains may be subject to foreign withholding taxes.

.. Political instability and small emerging markets. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulations of banks and capital markets can be weak.

.. Different market trading days. Foreign markets may not be open for trading when U.S. markets are and asset values can change before your transaction occurs.

.. Hedging. A portfolio may, but will not necessarily, enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases, and sales of such securities.

                                    [GRAPHIC]

                                    Caution

Investing in futures, options and derivatives. Besides conventional securities, your portfolio may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

.. Inaccurate market predictions. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

.. Prices may not match. Movements in the price of the financial contracts may be used to offset movements in the price of other securities you own. If those prices don't correlate or match closely, the benefits of the transaction might be diminished.

.. Illiquid markets. If there's no market for the contracts, the portfolio may not be able to control losses.

.. Tax consequences. Sometimes the possibility of incurring high taxes on a transaction may delay closing out a position and limit the gains it would have produced.

                                    [GRAPHIC]

                                    Caution

Investing in special situations. Each portfolio may invest in "special situations" from time to time. Special situations arise when, in the opinion of a portfolio manager, a company's securities may be undervalued, then increase considerably in price, due to:

..  A new product or process.

..  A management change.

..  A technological breakthrough.

..  An extraordinary corporate event.

.. A temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a portfolio will depend on the size of a portfolio's investment in a situation.

                                    [GRAPHIC]

                                      Rook
      Cash Position

A portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease.

                                    [GRAPHIC]

                                  Question Mark
      Portfolio Turnover

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of

                                 Prospectus 60
portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.

Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyholders.

                                    [GRAPHIC]

                                      Rook
      Short Sales

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

                                    [GRAPHIC]

                                      Rook
      Value Line Ranking Systems
      (Value Line Aggressive Growth)

In selecting securities for purchase or sale for the portfolio, Value Line relies on the Value Line Timeliness(TM) Ranking System and the Value Line Performance(TM) Ranking System. The Value Line Timeliness Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 of the most actively traded stocks in U.S. markets, including stocks with large, mid and small market capitalizations. There are only a few stocks of foreign issuers that are included and stocks that have traded for less than two years are not ranked. On a scale of 1 (highest) to 5 (lowest), the rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months relative to all 1,700 stocks under review. The Rankings are updated weekly to reflect the most recent information.

The Value Line Performance Ranking System for common stocks was introduced in 1995. It is a variation of the Value Line Small-Capitalization Ranking System, which has been employed by Value Line in managing private accounts assets since 1981, and in managing the Value Line Emerging Opportunities since 1993. The Performance Ranking System evaluates the approximately 1,800 stocks in the Expanded Edition of The Value Line Investment Survey which consists of stocks with mostly smaller market capitalizations and only a few stocks of foreign issuers. This stock ranking system relies on factors similar to those found in the Value Line Timeliness Ranking System except that it does not utilize earnings estimates. The Performance Ranking uses a scale of 1 (highest) to 5 (lowest) to compare the sub-adviser's estimate of the probable market performance of each Expanded Edition stock during the coming six to twelve months relative to all 1,800 stocks under review in the Expanded Edition.

Neither the Value Line Timeliness Ranking System nor the Value Line Performance Ranking System eliminates market risk but the sub-adviser believes that they provide objective standards for determining expected relative performance over the next six to twelve months. The portfolio will usually invest in common stocks ranked 1 or 2 but it may also invest in common stocks ranked as low as
3. The utilization of these Rankings is no assurance that the portfolio will perform more favorably than the market in general over any particular period.

                                    [GRAPHIC]

                                      Rook
      Intrinsic Value
      (Great Companies Portfolios)

Great Companies monitors changes in each "great company's" Intrinsic Value over a twelve to eighteen month period. It then determines a company's Intrinsic Value Momentum (IVM), which is a measurement of the rate at which a company is increasing or decreasing its Intrinsic Value. Great Companies looks at the trading

                                 Prospectus 61
price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued and its IVM is flat or declining in the market when compared to the Intrinsic Value calculation, Great Companies does not invest in the stock or, if the fund has already invested in the company, may reduce its position in the stock. When the stock share price drops well below the Intrinsic Value calculation and its IVM is rising, Great Companies will normally invest in the company, or, if the fund has already invested in the company, attempt to buy more shares.

                                    [GRAPHIC]

                                      Rook
      CORE Process
      (Goldman Sachs Portfolio)

There are two building blocks in Goldman Sachs' active management of a portfolio: stock selection and portfolio construction.

During the stock selection phase, the portfolio uses the Goldman Sachs & Co.'s (Goldman Sachs) proprietary multifactor model ("Multifactor Model"), a rigorous computerized rating system, to forecast the returns of securities held in the portfolio. The Multifactor Model incorporates common variables covering measures of research, value, momentum, profitability and earnings quality. All of these factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both Goldman Sachs' quantitative and qualitative analysis.

During the portfolio construction phase, a proprietary risk model, which is intended to identify and measure risk as accurately as possible, includes all the above factors used in the return model to select stocks, as well as several other factors associated with risk but not return. In this process, the sub-adviser manages risk by attempting to limit deviations from the benchmark, and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the portfolio's benchmark.

                                    [GRAPHIC]

                                  Question Mark
      Investment Strategies

A portfolio is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Directors. No portfolio is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the portfolios to other risks and considerations, which are discussed in the Fund's SAI.

                                 Prospectus 62

HOW THE FUND IS MANAGED AND ORGANIZED

                                    [GRAPHIC]

                                  Question Mark
HOW THE FUND IS MANAGED
AND ORGANIZED

The Fund's Board is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Directors and executive officers of the Fund is contained in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (AEGON/Transamerica Advisers) (prior to May 1, 2001, WRL Investment Management, Inc.), located at 570 Carilon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. (Prior to this date, Western Reserve Life Assurance Co. of Ohio (Western Reserve) served as investment adviser to the Fund). The investment adviser is a direct, wholly-owned subsidiary of Western Reserve which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly-owned by AEGON USA, Inc. (Great Companies, L.L.C. is an indirect subsidiary which is 30% owned by AEGON USA.) AEGON USA, Inc. is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.
The Fund has received an order from the Securities and Exchange Commission that permits the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to: (1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser; (2) materially change the terms of any sub-advisory agreement; and (3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

As compensation for its services to the portfolios, the investment adviser receives monthly compensation at an annual rate of a percentage of the average daily net assets of each portfolio. The advisory fees for each portfolio are:

                                             Advisory
Portfolio                                      Fee

Janus Growth                                  0.80%
AEGON Bond                                    0.45%
Janus Global                                  0.80%
J.P. Morgan Money Market                      0.40%
AEGON Balanced                                0.80%
GE International Equity                       1.00%
Third Avenue Value                            0.80%
VKAM Emerging Growth                          0.80%
LKCM Strategic Total Return                   0.80%
Alger Aggressive Growth                       0.80%
Federated Growth & Income                     0.75%
Transamerica Value Balanced                   0.75%
C.A.S.E. Growth                               0.80%
NWQ Value Equity                              0.80%
GE U.S. Equity                                0.80%
J.P. Morgan Real Estate
  Securities                                  0.80%
Value Line Aggressive Growth                  0.80%
Great Companies -- America/SM/                0.80%
Great Companies --
  Technology/SM/                              0.80%
Salomon All Cap                0.90% up to $            100 million
                                     0.80% over $100 million

                                 Prospectus 63

                                    Advisory
Portfolio                             Fee

T. Rowe Price Dividend      0.90% up to $100 million
  Growth                    0.80% over $100 million
T. Rowe Price Small Cap              0.75%
Dreyfus Mid Cap             0.85% up to $100 million
                            0.80% over $100 million
Pilgrim Baxter Mid Cap      0.90% up to $100 million
  Growth                    0.80% over $100 million
Goldman Sachs Growth        0.90% up to $100 million
                            0.80% over $100 million
Gabelli Global Growth       1.00% up to $500 million
                           of the portfolio's average
                           daily net assets; 0.90% of
                            assets over $500 million
                             up to $1 billion; and
                             0.80% over $1 billion
Great Companies -- Global2           0.80%
LKCM Capital Growth                  0.80%
Munder Net50                         0.90%

EXPENSE REIMBURSEMENT

AEGON/Transamerica Advisers has entered into an expense limitation agreement with the Fund on behalf of each applicable portfolio, pursuant to which AEGON/Transamerica Advisers has agreed to reimburse a portfolio for certain operating expenses so that the total annual operating expenses of each applicable portfolio do not exceed the total operating expenses specified for that portfolio (expense cap) in the portfolio's then-current SAI. The Fund, on behalf of an applicable portfolio, will at a later date reimburse AEGON/Transamerica Advisers for operation expenses previously paid on behalf of such portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2001, and automatically renews for one-year terms unless AEGON/Transamerica Advisers provides written notice to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to AEGON/Transamerica Advisers.

SUB-ADVISERS

Here is a listing of the sub-advisers and the portfolios they manage:

Sub-Adviser     Portfolio

Alger           Alger Aggressive Growth
GEAM            GE International Equity
                GE U.S. Equity
Janus           Janus Global
                Janus Growth
C.A.S.E.        C.A.S.E. Growth
NWQ             NWQ Value Equity
TIM             Transamerica Value Balanced
AIMI            AEGON Bond
                AEGON Balanced
T. Rowe Price   T. Rowe Price Dividend
                 Growth
                T. Rowe Price Small Cap
SBAM            Salomon All Cap
GSAM            Goldman Sachs Growth
Pilgrim Baxter  Pilgrim Baxter Mid Cap
                 Growth
Van Kampen      Van Kampen Emerging
                 Growth
EQSF            Third Avenue Value
LKCM            LKCM Strategic Total Return
                LKCM Capital Growth
J.P. Morgan     J.P. Morgan Real Estate
                 Securities
                J.P. Morgan Money Market
Federated       Federated Growth & Income
Dreyfus         Dreyfus Mid Cap
Value Line      Value Line Aggressive Growth
Great Companies Great Companies --
                 America/SM/
                Great Companies --
                 Technology/SM/
                Great Companies --
                 Global/2/
Gabelli         Gabelli Global Growth
Munder          Munder Net50

                                 Prospectus 64

Day-to-day management of the investments in each portfolio is the responsibility of the portfolio manager. The portfolio managers of the Fund are:

MUNDER NET50

Alan H. Harris, CFA and Senior Portfolio Manager, serves as head of a committee of professional portfolio managers employed by Munder that makes the investment decisions for the portfolio. Mr. Harris serves as co-manager of the Munder NetNet Fund, the Munder Future Technology Fund, the Munder International NetNet Fund and the IDEX Munder Net50 Fund. He also is a member of the team responsible for Munder Capital Management's equity security analysis, specializing in the communications industry.

Munder has provided investment advisory services to various clients since 1985.

VAN KAMPEN EMERGING GROWTH

Gary M. Lewis leads an investment team and is primarily responsible for the day to day management of this portfolio. Mr. Lewis has been senior vice president of Van Kampen since October, 1995. Previously, he served as vice president/portfolio manager of Van Kampen from 1989 to October 1995.

T. ROWE PRICE SMALL CAP

Paul W. Wojcik, CFA has managed this portfolio since December 2000 and heads the Investment Team for this portfolio. He joined T. Rowe Price in 1996 and has been a member of the investment team since the portfolio's inception. Prior to joining T. Rowe Price, Mr. Wojcik was a senior programmer/analyst at Fidelity Investments.

PILGRIM BAXTER MID CAP GROWTH

Gary L. Pilgrim, CFA leads a team of investment professionals for the portfolio. He has served as portfolio manager of the portfolio since March, 2001. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter. He has been a growth stock manager for over 30 years.

ALGER AGGRESSIVE GROWTH

David D. Alger has been employed by Alger since 1971 and has served as president since 1995. He has managed this portfolio since inception.

Seilai Khoo has served as co-manager of this portfolio since June 2000. She has been employed by Alger as a senior research analyst since 1989, a senior vice president since 1995, and an executive vice president since 2000. Ms. Khoo also serves as a portfolio manager of other Alger funds.

THIRD AVENUE VALUE

Martin J. Whitman has served as portfolio manager of this portfolio since its inception. He is Chairman, President and Chief Executive Officer of the sub-adviser.

GE INTERNATIONAL EQUITY

Ralph R. Layman has served as the head of a team of portfolio managers that has managed a portion of the portfolio's assets since its inception. Prior to May 1, 2000, GEAM was sub-adviser for one half of the portfolio's assets. Mr. Layman joined GEAM in 1991 as an executive vice president for international investments.

GABELLI GLOBAL GROWTH

The portfolio is managed by an investment team that is headed by Marc J. Gabelli, Portfolio Manager. Mr. Gabelli, as Team Manager, is primarily responsible for all the investment decisions for the portfolio. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli Funds, LLC since 1993.

JANUS GLOBAL

Helen Young Hayes, CFA and Laurence Chang, CFA have served as co-portfolio managers of this portfolio since January 2000. Ms. Hayes previously served as manager of this portfolio since its inception. She has been employed by Janus since 1987.

Mr. Chang has been employed by Janus since 1993. Before joining Janus, Mr. Chang was a project director at the National Security Archive.

                                 Prospectus 65

SALOMON ALL CAP

Ross S. Margolies has managed this portfolio since inception. Mr. Margolies joined Salomon in 1992.

Robert M. Donahue, Jr. assists in the day-to-day management of the portfolio. Prior to joining SBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company.

JANUS GROWTH

Edward Keely has served as manager of this portfolio since January 2000. He previously served as co-portfolio manager of this portfolio since January 1999. Prior to joining Janus in 1998, Mr. Keely was a senior vice president of investments at Founders.

GOLDMAN SACHS GROWTH

Herbert E. Ehlers, Managing Director of GSAM, has served as head of the investment team that has managed the portfolio since inception. As of the date of this prospectus, the investment team consists of nineteen people. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

C.A.S.E GROWTH

This portfolio is managed by a team of professionals, called the Portfolio Management Committee. William E. Lange is the head manager of this Committee. He has been president of C.A.S.E. since 1984.

GE U.S. EQUITY

Eugene K. Bolton leads a team of portfolio managers for this portfolio. He has served in that capacity since the portfolio's inception. Mr. Bolton joined GEAM in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.

DREYFUS MID CAP

John O'Toole, CFA, has served as portfolio manager since inception and has been employed by Dreyfus as portfolio manager since 1994. Mr. O'Toole is a senior vice president and portfolio manager for Mellon Equity Associates. He has been employed by Mellon Bank since 1979.
NWQ VALUE EQUITY

E. C. "Ted" Friedel has been the senior manager of this portfolio since inception. He has been a managing director and investment strategist with NWQ since 1983.

Jon D. Bosse became co-manager of the portfolio in January, 2001. Mr. Bosse joined NWQ in October, 1996 as Director of Equity Research and Managing Director. Prior to joining NWQ, he served as Director of Equity Research and portfolio manager at ARCO Investment Management Company.

T. ROWE PRICE DIVIDEND GROWTH

Thomas J. Huber, CFA, has served as manager of this portfolio since March 2000, and has been part of the Investment Team since the portfolio's inception. Mr. Huber is a Vice President of T. Rowe Price Associates. Within the Equity Division, he covers consumer products, leisure and gaming, apparel, drugstores and supermarkets. Before joining the firm in 1994, he worked for NationsBank as a Corporate Banking Officer.

TRANSAMERICA VALUE BALANCED (FORMERLY, DEAN ASSET ALLOCATION)

John C. Riazzi, CFA and Gary U. Rolle, CFA serve as portfolio managers of this portfolio.

They have served as co-portfolio managers of this portfolio since August 2001.

Prior to joining TIM in 2001, Mr. Riazzi served as portfolio manager, president and chief investment officer at Dean Investment Associates and, while at Dean, served as portfolio manager of Dean Asset Allocation since its inception.

Mr. Rolle is president and chief investment officer at TIM and serves as an officer of various Transamerica entities.
He joined TIM in 1967.

LKCM STRATEGIC TOTAL RETURN

Luther King, Jr., CFA and Scot C. Hollmann, CFA have co-managed this portfolio since inception.

Mr. King has been a portfolio manager and the president of Luther King since
1979.

                                 Prospectus 66

Mr. Hollmann has been a portfolio manager and vice president of Luther King since 1983.

LKCM CAPITAL GROWTH

J. Luther King, Jr., CFA, and Brent W. Clum, CFA serve as co-portfolio managers.

Mr. King founded Luther King Capital Management in 1979 and is President and Chief Executive Officer.

Mr. Clum joined LKCM as portfolio manager in 1999. Prior to that, he was a Managing Director and Portfolio Manager at Invesco-NY. Mr. Clum began his career as an analyst at T. Rowe Price.

J.P. MORGAN REAL ESTATE SECURITIES

Scott W. Blasdell, CFA, and Charles Fitzgerald, CFA, have served as co-portfolio managers of this portfolio since 2001.

Mr. Blasdell, vice president, is a portfolio manager and analyst in the U.S. Equity Group. He has been employed by J.P. Morgan since 1999 and covers the real estate, hotels and airlines sectors. Previously, he worked in a similar role at Merrill Lynch Asset Management for two years. Prior to that, he worked at Wellington Management for three years, both as an analyst and as a real estate stock portfolio manager.

Mr. Fitzgerald, associate, is a portfolio manager and analyst in the U.S. Equity Group. He has been employed by J.P. Morgan since 2000 and covers the real estate industry sector. Prior to joining J.P. Morgan, he worked at Prudential Real Estate Securities Investors where he covered various Real Estate Investment Trusts as well as the lodging, gaming, leisure, health care facility and real estate development industries. Prior to that, he worked as an equity research intern for Gabelli Mutual Funds, as an intern for a senator, and as a management intern for First Bank Systems (now U.S. Bancorp).

FEDERATED GROWTH & INCOME

Steven J. Lehman, CFA and J. Thomas Madden, CFA, serve as co-portfolio managers of this portfolio.

Mr. Lehman has served as co-portfolio manager since 1997. He joined Federated in 1997. From 1985 to 1997, he served as portfolio manager, vice president and senior portfolio manager at First Chicago NBD.

Mr. Madden has served as co-portfolio manager since May 2001. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994 and as a Director since 1999.

AEGON BALANCED

Michael Van Meter has served as the senior portfolio manager of this portfolio since inception. Mr. Van Meter has been employed by VMF Capital, LLC (VMF) since July, 1998. Prior to joining VMF, Mr. Van Meter was employed by AIMI.

AEGON BOND

Clifford A. Sheets, CFA and David R. Halfpap, CFA have served as co-portfolio managers of this portfolio since January 2000. Mr. Sheets previously served as a co-portfolio manager of this portfolio since 1998, and prior to that date, as manager since the portfolio's inception. Mr. Sheets joined AIMI in 1990.

Mr. Halfpap has been employed by AIMI since 1975 and is currently a senior vice president.

J.P. MORGAN MONEY MARKET

John T. Donohue and Mark Settles have served as co-portfolio managers of this portfolio since January 2000. Mr. Donohue has been employed by J.P. Morgan since 1997 and is a portfolio manager in the Fixed Income Group. He previously served as senior money market trader. Mr. Donohue was a portfolio manager at Goldman Sachs for 10 years prior to his employment at J.P. Morgan.

Mr. Settles is a product portfolio manager in the Short Term Fixed Income Group at J.P. Morgan. Previously, he spent five years trading dollar and euro-denominated fixed income products on J.P. Morgan's New York and London trading desks.

                                 Prospectus 67

VALUE LINE AGGRESSIVE GROWTH

A committee of employees of Value Line, Inc. is jointly and primarily responsible for the day-to-day management of the portfolio.

GREAT COMPANIES -- AMERICASM
GREAT COMPANIES -- TECHNOLOGYSM
GREAT COMPANIES -- GLOBAL2

James H. Huguet and Gerald W. Bollman, CFA serve as co-portfolio managers of these portfolios. Mr. Huguet serves as director, president and Co-CEO of Great Companies, L.L.C. From 1994-1998, Mr. Huguet was executive vice president of Information Resources, Inc., Chicago, Il, a market research firm.

Mr. Bollman is executive vice president of Great Companies, L.L.C. From 1995-1999, Mr. Bollman was chairman and manager of Intrinsic Value Associates, an investment advisory service for institutional managers. He previously served as executive vice president and portfolio manager for Continental Asset Management Corporation.

                                 Prospectus 68

PERFORMANCE INFORMATION

The Fund may include quotations of a portfolio's total return or yield in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return and yield quotations for a portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not in any way indicate or project future performance. Quotations of total return and yield will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return and yield information for the separate accounts, policies or annuity contracts.

YIELD

Yield quotations for the AEGON Bond portfolio refer to the income generated by a hypothetical investment in the portfolio over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.

SIMILAR SUB-ADVISER PERFORMANCE

A portfolio may disclose in advertisements, supplemental sales literature, and reports to policyowners or to prospective investors total returns of an existing SEC-registered fund that is managed by the portfolio's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such portfolio (a "Similar Sub-Adviser Fund"). Although the Similar Sub-Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated portfolio, and are managed by the same sub-adviser as the designated portfolio, you should not assume that any portfolio will have the same future performance as Similar Sub-Adviser Funds whose total returns are shown. Each portfolio's future performance may be greater or less than the historical performance of the corresponding Similar Sub-Adviser Fund. There can be no assurance, and no representation is made, that the investment results of any portfolio will be comparable to the results of any of the Similar Sub-Adviser Funds or any other fund managed by WRL Management or any sub-adviser.

The table below sets forth certain portfolios of the Fund and, for each portfolio's respective Similar Sub-Adviser Fund, the fund's inception date, asset size, and the average annual total returns for the one, five and ten year periods (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 2000. These figures are based on the actual investment performance of the Similar Sub-Adviser Funds. Each Similar Sub-Adviser Fund has higher total expenses than its corresponding portfolio of the Fund. The average annual total returns for the Similar Sub-Adviser Funds are shown with and without the deductions of any applicable sales load. You should note that the performance of the Similar Sub-Adviser Funds does not reflect the historical performance of any portfolios.

The performance of Similar Sub-Adviser Funds does not reflect any of the charges, fees, and expenses imposed under the policies or annuity contracts. Such performance would in each case be lower if it reflected these charges, fees and expenses. See the contract form or disclosure document for the policy or annuity contract. (The Disclosure Documents for the policy or annuity contract describe Similar Sub-Advisers Funds as "Similar Sub-Advised Funds.")

(See the SAI for more information about the portfolios' performance.)

                                 Prospectus 69

SIMILAR SUB-ADVISER FUND PERFORMANCE

                                                                               Average Annual Total Return
                                                                                   (with Sales Loads)
                                                                               ---------------------------
                                         Similar                                                 10 Years
                                       Sub-Adviser           Inception Total                     or Since
WRL Portfolio                             Fund                 Date    Assets   1 Year   5 Years Inception
----------------------------------------------------------------------------------------------------------
Janus Global                        Janus Worldwide(1)       5/15/91   $25.9B  (38.42)%  14.32%   17.10%
Alger Aggressive Growth               The Alger Fund
                              Capital Appreciation Portfolio Class A
                                    Class A Shares(2)        12/31/96  $282.8M (31.14)%     N/A   19.06%
Van Kampen Emerging Growth              Van Kampen           Class A
                                    Emerging Growth(3)       10/2/70   $15.8B  (16.46)%  26.82%   25.40%
Third Avenue Value                     Third Avenue
                                      Value Fund(1)          11/1/90    $1.9B   20.76 %  16.41%   18.79%
Dreyfus Mid Cap                   Dreyfus Premier Midcap     Class A
                                      Stock Fund(6)           4/6/94   $80.1M    2.14 %  16.05%   16.04%
Goldman Sachs Growth              Goldman Sachs Capital      Class A
                                      Growth Fund(4)         4/20/90    $3.4B  (12.74)%  19.50%   18.87%
T. Rowe Price Dividend Growth     T. Rowe Price Dividend
                                      Growth Fund(1)         12/30/92   $751M   10.06 %  15.06%   15.83%
T. Rowe Price Small Cap         T. Rowe Price Diversified
                                     Small-Cap Growth
                                        Fund(1)(7)           6/30/97    $85M    (8.29)%     N/A    7.76%
Pilgrim Baxter Mid Cap Growth  PBHG Growth II Portfolio(1)   4/30/97    $376M  (15.42)%     N/A   20.21%
Salomon All Cap                      Salomon Brothers        Class O
                                     Capital Fund(5)         8/23/76    $227M   19.20 %  25.22%   19.07%
Value Line Aggressive Growth       Value Line Leveraged
                                        Growth(1)            3/20/72    $602M  (13.92)%  18.97%   17.96%
Gabelli Global Growth          Gabelli Global Growth (Class
                                         AAA)(8)             2/07/94   $271.9M (37.49)%  22.65%   19.16%

(1)The Janus Worldwide Fund, T. Rowe Price Dividend Growth, Third Avenue Value, PBHG Growth II, T. Rowe Price Diversified Small Cap Growth and Value Line Leveraged Growth Funds do not have sales loads.
(2)Total returns are for Class A shares of The Alger Fund Capital Appreciation Portfolio and reflect a deduction of a 4.75% front-end sales load. The Portfolio also offers Class B and Class C shares with different sales loads. Calculating total return with those sales loads may have resulted in lower total returns. The inception dates for Class A, B and C shares are 12/31/96, 11/1/93 and 8/1/97, respectively.
(3)Total returns are for Class A shares of the Van Kampen Emerging Growth Fund and reflect a deduction of a 5.75% front end sales load and an annual 12b-1 fee of up to 0.25%. The fund also has Class B and Class C shares with different sales loads and annual 12b-1 fees. Calculating total return with those sales loads may have resulted in lower total returns. The Fund's performance during the one-year period ended December 31, 1999 is largely attributable to investments in the technology sector, which performed favorably for the period. This performance was achieved during a rising market, and there is no guarantee that this performance record or the circumstances leading to it can be replicated in the future. As the Fund expects to have a substantial portion of its assets invested in equity securities of emerging growth companies, the Fund will be subject to more volatility and erratic movements than the market in general.
(4)Total returns are for Class A shares of the Goldman Sachs Capital Growth Fund and reflects a deduction of a 5.5% front-end sales load. They assume reinvestment of all distributions at net asset value. The Fund also offers Class B and Class C shares with different sales loads.
(5)Total returns are for Class O shares of the Salomon Brothers Capital Fund. Class O shares are sold without any sales charge to the fund. The fund also offers Class A, Class B and Class 2 shares. Since May 1, 1990, the Fund has been managed by Salomon Brothers Asset Management Inc. Prior hereto, it was managed by Lehman Management Co.
(6)Total returns are for Class A of the Dreyfus Premier Mid Cap Stock Fund and reflect the deduction of a 5.75% front-end sales load. The Fund also offers Class B, Class C and Class T shares with different sales loads. Calculating total returns with those sales loads may have resulted in lower total returns.
(7)Total returns for the T. Rowe Price Diversified Small-Cap Growth Fund reflect past and present expense limitations, which increased the fund's total return.
(8)Gabelli Global Growth (Class AAA shares) does not have a sales load. The Fund offers Class A, Class B and Class C shares, which may have different returns due to differing fee structures.

                                 Prospectus 70

SIMILAR SUB-ADVISER FUND PERFORMANCE

                                                                               Average Annual Total Return
                                                                                   (with Sales Loads)
                                                                               ---------------------------
                                         Similar                                                 10 Years
                                       Sub-Adviser           Inception Total                     or Since
WRL Portfolio                             Fund                 Date    Assets   1 Year   5 Years Inception
----------------------------------------------------------------------------------------------------------
Janus Global                        Janus Worldwide(3)       5/15/91   $25.9B  (38.42)%  14.32%   17.10%
Alger Aggressive Growth             The Alger Fund(1)        Class A
                              Capital Appreciation Portfolio 12/31/96  $282.8M (27.71)%     N/A   20.51%
Van Kampen Emerging Growth              Van Kampen           Class A
                                  Emerging Growth(1)(2)      10/2/70   $15.8B  (11.36)%  28.33%   26.14%
Third Avenue Value                     Third Avenue
                                      Value Fund(3)          11/1/90    $1.9B   20.76 %  16.41%   18.79%
Dreyfus Mid Cap                   Dreyfus Premier Midcap     Class R
                                      Stock Fund(6)          11/12/93  $80.1M    8.36 %  17.42%   17.06%
Goldman Sachs Growth              Goldman Sachs Capital      Class A
                                      Growth Fund(1)         4/20/90    $3.4B   (7.67)%  20.87%   19.55%
T. Rowe Price Dividend Growth     T. Rowe Price Dividend
                                      Growth Fund(3)         12/30/92   $751M   10.06 %  15.06%   15.83%
T. Rowe Price Small Cap         T. Rowe Price Diversified
                                     Small-Cap Growth
                                        Fund(3)(5)           6/30/97    $85M    (8.29)%     N/A    7.76%
Pilgrim Baxter Mid Cap Growth  PBHG Growth II Portfolio(3)   4/30/97    $376M  (15.42)%     N/A   20.21%
Salomon All Cap                      Salomon Brothers        Class O
                                     Capital Fund(4)         8/23/76    $227M   25.22 %  19.20%   19.07%
Value Line Aggressive Growth       Value Line Leveraged
                                        Growth(3)            3/20/72    $602M  (13.92)%  18.97%   17.96%
Gabelli Global Growth          Gabelli Global Growth (Class
                                         AAA)(7)             2/07/94   $271.9M (37.49)%  22.65%   19.16%

(1)The fund offers Class B and Class C shares as well. Returns for those classes may differ from those of Class A shares due to differing fee structures.
(2)The Fund's performance during the one-year period ended December 31, 1999 is largely attributable to investments in the technology sector, which performed favorably for the period. This performance was achieved during a rising market, and there is no guarantee that this performance record or the circumstances leading to it can be replicated in the future. As the Fund expects to have a substantial portion of its assets invested in equity securities of emerging growth companies, the Fund will be subject to more volatility and erratic movements than the market in general.
(3)The T. Rowe Price Dividend Growth, Janus Worldwide, Third Avenue Value, PBHG Growth II, T. Rowe Price Diversified Small-Cap Growth and Value Line Leveraged Growth Funds do not have sales loads.
(4)The Salomon Brothers Capital Fund Class O shares does not have a sales load. Since May 1, 1990, the Fund has been managed by Salomon Brothers Asset Management Inc. Prior hereto, it was managed by Lehman Management Co.
(5)Total returns for the T. Rowe Price Diversified Small-Cap Growth Fund reflect past and present expense limitations, which increased the fund's total return.
(6)The fund offers Class B, Class C and Class T shares as well. Returns for those classes may differ from those of Class A shares due to differing fee structures.
(7)Gabelli Global Growth (Class AAA) does not have a sales load. The Fund offers Class A, Class B and Class C shares, which may have different returns due to differing fee structures.

                                 Prospectus 71

OTHER INFORMATION

                                    [GRAPHIC]

                                  Question Mark
      Purchase and Redemption
      of Shares

As described earlier in the prospectus, shares of the portfolios are intended to be sold to certain separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

                                    [GRAPHIC]

                                  Question Mark
      Valuation of Shares

Each portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open.

Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt of an order.

  What is Net Asset Value?

  The net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio.


Except for money market instruments maturing in 60 days or less, securities held by portfolios (other than the J.P. Morgan Money Market) are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.

Money market instruments maturing in 60 days or less, and all securities held in the J.P. Morgan Money Market, are valued on the amortized cost basis. Under this method, the NAV of the money market portfolio shares is expected to remain at a constant $1.00 per share, although there can be no assurance that the portfolio will be able to maintain a stable NAV. (See the SAI for details.)

                                    [GRAPHIC]

                                  Question Mark
      Dividends and Distributions

Each portfolio intends to distribute substantially all of its net investment income, if any. Dividends from investment income of a portfolio normally are declared daily and reinvested monthly in additional shares of the portfolio at net asset value. Distributions of net realized capital gains from security transactions normally are declared and paid in additional shares of the portfolio at the end of the fiscal year.

                                    [GRAPHIC]

                                  Question Mark
      Taxes

Each portfolio has either qualified and expects to continue to qualify or will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each portfolio's intention to distribute all such income and gains.

Shares of each portfolio are offered only to the separate accounts of Western Reserve and its affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and the annuity contracts.

                                 Prospectus 72

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each portfolio. Each portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.

                                    [GRAPHIC]

                                  Question Mark
      Report to Policyholders

The fiscal year of each portfolio ends on December 31 of each year. The Fund will send to you, at least semi-annually, reports which show the portfolios' composition and other information. An annual report, with audited financial information, will be sent to you each year.
                                    [GRAPHIC]

                                  Question Mark
      Distribution and
      Service Plans

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser, and serves as principal underwriter for the Fund. The Plan permits the use of Fund assets to help finance the distribution of the shares of the portfolios. Under the Plan, the Fund, on behalf of the portfolios, is permitted to pay to various service providers up to 0.15% of the average daily net assets of each portfolio as payment for actual expenses incurred in connection with the distribution of the shares of the portfolios. Because these fees are paid out of Fund assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

As of the date of this prospectus, the Fund has not paid any distribution fees under the Plan and does not intend to do so before April 30, 2002. You will receive written notice prior to the payment of any fees under the Plan.

                                    [GRAPHIC]

                                  Question Mark
      Brokerage Enhancement Plan

The Fund has adopted, subject to approval by shareholders at a Special Meeting on May 29, 2001 and in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each portfolio's shares. Under the Plan, the Fund will use recaptured commissions to pay for distribution expenses. Except for recaptured commissions, the portfolios do not incur any asset based or additional fees or charges under the Plan.

Under the Plan, the investment adviser will be authorized to direct sub-advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution will still apply to these transactions.) These broker-dealers have agreed to give a percentage of their commissions from the sale and purchases of securities to AFSG.

                                 Prospectus 73

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a portfolio's financial performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2000 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.

FOR THE YEAR ENDED

                                                                                 J.P. Morgan Money Market
                                                                  -----------------------------------------------------
                                                                                       December 31,
                                                                  -----------------------------------------------------
                                                                    2000       1999       1998       1997       1996
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                                  ---------  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.06       0.05       0.05       0.05       0.05
   Net realized and unrealized gain (loss) on investments........      0.00       0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................      0.06       0.05       0.05       0.05       0.05
                                                                  ---------  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
   Dividends in excess of net investment income..................      0.00       0.00       0.00       0.00       0.00
   Distributions from net realized gains on investments..........      0.00       0.00       0.00       0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
    Total distributions..........................................     (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                                  =========  =========  =========  =========  =========
Total return.....................................................    6.15 %     4.63 %     5.26 %     5.24 %     5.03 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 319,945  $ 429,811  $ 169,731  $ 119,708  $ 122,114
  Ratio of expenses to average net assets........................    0.44 %     0.44 %     0.46 %     0.48 %     0.52 %
  Ratio of net investment income (loss) to average net assets....    5.97 %     4.81 %     5.24 %     5.32 %     5.03 %
  Portfolio turnover rate........................................       n/a        n/a        n/a        n/a        n/a
                                                                                        AEGON Bond
                                                                  -----------------------------------------------------
                                                                                       December 31,
                                                                  -----------------------------------------------------
                                                                    2000       1999       1998       1997       1996
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   10.61  $   11.59  $   11.14  $   10.71  $   11.35
                                                                  ---------  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.67       0.64       0.64       0.65       0.64
   Net realized and unrealized gain (loss) on investments........      0.48      (0.97)      0.40       0.32      (0.64)
                                                                  ---------  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................      1.15      (0.33)      1.04       0.97       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.62)     (0.65)     (0.59)     (0.54)     (0.64)
   Dividends in excess of net investment income..................      0.00       0.00       0.00       0.00       0.00
   Distributions from net realized gains on investments..........      0.00       0.00       0.00       0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
    Total distributions..........................................     (0.62)     (0.65)     (0.59)     (0.54)     (0.64)
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   11.14  $   10.61  $   11.59  $   11.14  $   10.71
                                                                  =========  =========  =========  =========  =========
Total return.....................................................   10.89 %    (2.94)%     9.32 %     9.16 %     0.14 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 142,027  $ 153,885  $ 170,744  $ 129,654  $  95,759
  Ratio of expenses to average net assets........................    0.53 %     0.53 %     0.54 %     0.64 %     0.64 %
  Ratio of net investment income (loss) to average net assets....    6.06 %     5.67 %     5.54 %     5.90 %     5.96 %
  Portfolio turnover rate........................................   45.26 %    26.40 %    51.60 %   213.03 %   187.72 %

PleaseNote: Prior to May 1, 2001, the Fund was named WRL Series Fund, Inc. and each portfolio in the Fund had "WRL" as part of its name.

                                 Prospectus 74

FOR THE YEAR ENDED

                                                                                         Janus Growth
                                                                  ----------------------------------------------------------
                                                                                         December 31,
                                                                  ----------------------------------------------------------
                                                                     2000        1999        1998        1997        1996
                                                                  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year............................... $    78.00  $    59.94  $    36.84  $    35.00  $    31.66
                                                                  ----------  ----------  ----------  ----------  ----------
  Income from operations:
   Net investment income (loss)..................................      (0.14)      (0.04)       0.12        0.31        0.34
   Net realized and unrealized gain (loss) on investments........     (21.10)      34.02       23.49        5.88        5.35
                                                                  ----------  ----------  ----------  ----------  ----------
    Net income (loss) from operations............................     (21.24)      33.98       23.61        6.19        5.69
                                                                  ----------  ----------  ----------  ----------  ----------
  Distributions:
   Dividends from net investment income..........................       0.00        0.00       (0.09)      (0.26)      (0.35)
   Dividends in excess of net investment income..................      (0.10)      (1.17)       0.00        0.00       (0.01)
   Distributions from net realized gains on investments..........      (9.32)     (14.75)      (0.42)      (4.09)      (1.99)
   Distributions in excess of net realized gains on investments..       0.00        0.00        0.00        0.00        0.00
                                                                  ----------  ----------  ----------  ----------  ----------
    Total distributions..........................................      (9.42)     (15.92)      (0.51)      (4.35)      (2.35)
                                                                  ----------  ----------  ----------  ----------  ----------
Net asset value, end of year..................................... $    47.34  $    78.00  $    59.94  $    36.84  $    35.00
                                                                  ==========  ==========  ==========  ==========  ==========
Total return.....................................................   (28.94)%     59.67 %     64.47 %     17.54 %     17.96 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $2,957,087  $4,141,240  $3,086,057  $1,839,453  $1,527,409
  Ratio of expenses to average net assets........................     0.82 %      0.82 %      0.83 %      0.87 %      0.88 %
  Ratio of net investment income (loss) to average net assets....    (0.18)%     (0.05)%      0.25 %      0.80 %      0.98 %
  Portfolio turnover rate........................................    49.08 %     70.95 %     35.29 %     85.88 %     45.21 %

                                                                                         Janus Global
                                                                  ----------------------------------------------------------
                                                                                         December 31,
                                                                  ----------------------------------------------------------
                                                                     2000        1999        1998        1997        1996
                                                                  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year............................... $    37.46  $    23.71  $    19.04  $    18.12  $    15.52
                                                                  ----------  ----------  ----------  ----------  ----------
  Income from operations:
   Net investment income (loss)..................................       0.02       (0.04)       0.05        0.08        0.08
   Net realized and unrealized gain (loss) on investments........      (6.06)      16.42        5.61        3.32        4.20
                                                                  ----------  ----------  ----------  ----------  ----------
    Net income (loss) from operations............................      (6.04)      16.38        5.66        3.40        4.28
                                                                  ----------  ----------  ----------  ----------  ----------
  Distributions:
   Dividends from net investment income..........................      (0.05)       0.00       (0.13)      (0.13)      (0.04)
   Dividends in excess of net investment income..................      (0.85)       0.00        0.00       (1.01)      (0.17)
   Distributions from net realized gains on investments..........      (6.55)      (2.63)      (0.80)      (1.34)      (1.47)
   Distributions in excess of net realized gains on investments..       0.00        0.00       (0.06)       0.00        0.00
                                                                  ----------  ----------  ----------  ----------  ----------
    Total distributions..........................................      (7.45)      (2.63)      (0.99)      (2.48)      (1.68)
                                                                  ----------  ----------  ----------  ----------  ----------
Net asset value, end of year..................................... $    23.97  $    37.46  $    23.71  $    19.04  $    18.12
                                                                  ==========  ==========  ==========  ==========  ==========
Total return.....................................................   (17.55)%     71.10 %     30.01 %     18.75 %     27.74 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $1,717,573  $1,926,210  $1,069,765  $  785,966  $  534,820
  Ratio of expenses to average net assets........................     0.89 %      0.92 %      0.95 %      1.00 %      0.99 %
  Ratio of net investment income (loss) to average net assets....     0.06 %     (0.14)%      0.23 %      0.41 %      0.46 %
  Portfolio turnover rate........................................    82.42 %     68.10 %     87.36 %     97.54 %     88.31 %

                                 Prospectus 75

For the Year Ended

                                                                               LKCM Strategic Total Return
                                                                  -----------------------------------------------------
                                                                                       December 31,
                                                                  -----------------------------------------------------
                                                                    2000       1999       1998       1997       1996
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   16.85  $   16.40  $   15.62  $   13.97  $   12.86
                                                                  ---------  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.35       0.34       0.39       0.37       0.37
   Net realized and unrealized gain (loss) on investments........     (0.97)      1.59       1.09       2.68       1.56
                                                                  ---------  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................     (0.62)      1.93       1.48       3.05       1.93
                                                                  ---------  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.32)     (0.35)     (0.38)     (0.35)     (0.32)
   Dividends in excess of net investment income..................      0.00       0.00       0.00      (0.03)      0.00
   Distributions from net realized gains on investments..........     (1.01)     (1.13)     (0.32)     (1.02)     (0.50)
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
    Total distributions..........................................     (1.33)     (1.48)     (0.70)     (1.40)     (0.82)
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   14.90  $   16.85  $   16.40  $   15.62  $   13.97
                                                                  =========  =========  =========  =========  =========
Total return.....................................................   (3.76)%    12.07 %     9.64 %    21.85 %    15.00 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 558,924  $ 624,416  $ 592,312  $ 526,577  $ 390,141
  Ratio of expenses to average net assets........................    0.85 %     0.86 %     0.86 %     0.88 %     0.91 %
  Ratio of net investment income (loss) to average net assets....    2.20 %     2.02 %     2.43 %     2.43 %     2.72 %
  Portfolio turnover rate........................................   51.66 %    45.42 %    49.20 %    48.20 %    49.32 %

                                                                                 Van Kampen Emerging Growth
                                                                  --------------------------------------------------------
                                                                                        December 31,
                                                                  --------------------------------------------------------
                                                                      2000          1999        1998      1997      1996
                                                                  ------------  ------------  --------  --------  --------
Net asset value, beginning of year............................... $      46.01  $      26.92  $  20.37  $  18.46  $  16.25
                                                                  ------------  ------------  --------  --------  --------
  Income from operations:
   Net investment income (loss)..................................        (0.13)        (0.15)    (0.08)    (0.05)    (0.04)
   Net realized and unrealized gain (loss) on investments........        (4.55)        26.83      7.56      4.03      3.10
                                                                  ------------  ------------  --------  --------  --------
    Net income (loss) from operations............................        (4.68)        26.68      7.48      3.98      3.06
                                                                  ------------  ------------  --------  --------  --------
  Distributions:
   Dividends from net investment income..........................        (0.28)         0.00      0.00      0.00      0.00
   Dividends in excess of net investment income..................        (0.13)        (0.21)     0.00      0.00      0.00
   Distributions from net realized gains on investments..........       (11.26)        (7.38)    (0.93)    (2.07)    (0.85)
   Distributions in excess of net realized gains on investments..         0.00          0.00      0.00      0.00      0.00
                                                                  ------------  ------------  --------  --------  --------
    Total distributions..........................................       (11.67)        (7.59)    (0.93)    (2.07)    (0.85)
                                                                  ------------  ------------  --------  --------  --------
Net asset value, end of year..................................... $      29.66  $      46.01  $  26.92  $  20.37  $  18.46
                                                                  ============  ============  ========  ========  ========
Total return.....................................................     (11.92)%      105.16 %   37.33 %   21.45 %   18.88 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $  1,840,848  $  1,916,025  $853,440  $592,003  $431,454
  Ratio of expenses to average net assets........................       0.85 %        0.87 %    0.89 %    0.93 %    0.94 %
  Ratio of net investment income (loss) to average net assets....      (0.26)%       (0.44)%   (0.36)%   (0.27)%   (0.24)%
  Portfolio turnover rate........................................     120.78 %      117.72 %   99.50 %   99.78 %   80.02 %

                                 Prospectus 76

FOR THE YEAR ENDED

                                                                                  Alger Aggressive Growth
                                                                  -------------------------------------------------------
                                                                                        December 31,
                                                                  -------------------------------------------------------
                                                                    2000        1999        1998       1997       1996
                                                                  ---------  -----------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   33.28  $     22.44  $   16.04  $   14.18  $   13.25
                                                                  ---------  -----------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................     (0.09)       (0.15)     (0.04)     (0.01)     (0.01)
   Net realized and unrealized gain (loss) on investments........    (10.03)       14.95       7.68       3.44       1.38
                                                                  ---------  -----------  ---------  ---------  ---------
    Net income (loss) from operations............................    (10.12)       14.80       7.64       3.43       1.37
                                                                  ---------  -----------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.32)       (0.16)      0.00       0.00       0.00
   Dividends in excess of net investment income..................     (0.10)       (1.38)     (0.05)     (0.42)     (0.19)
   Distributions from net realized gains on investments..........     (2.82)       (2.42)     (1.19)     (1.15)     (0.25)
   Distributions in excess of net realized gains on investments..     (0.36)        0.00       0.00       0.00       0.00
                                                                  ---------  -----------  ---------  ---------  ---------
    Total distributions..........................................     (3.60)       (3.96)     (1.24)     (1.57)     (0.44)
                                                                  ---------  -----------  ---------  ---------  ---------
Net asset value, end of year..................................... $   19.56  $     33.28  $   22.44  $   16.04  $   14.18
                                                                  =========  ===========  =========  =========  =========
Total return.....................................................  (31.33)%      69.02 %    48.69 %    24.25 %    10.45 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 907,696  $ 1,117,511  $ 574,164  $ 336,166  $ 220,552
  Ratio of expenses to average net assets........................    0.86 %       0.89 %     0.91 %     0.96 %     0.98 %
  Ratio of net investment income (loss) to average net assets....   (0.31)%      (0.56)%    (0.21)%    (0.06)%    (0.10)%
  Portfolio turnover rate........................................  122.70 %     101.71 %   117.44 %   136.18 %   101.28 %

                                                                                       AEGON Balanced
                                                                  -------------------------------------------------------
                                                                                        December 31,
                                                                  -------------------------------------------------------
                                                                    2000        1999        1998       1997       1996
                                                                  ---------  -----------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   12.66  $     12.54  $   12.01  $   11.39  $   10.63
                                                                  ---------  -----------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.24         0.26       0.35       0.38       0.34
   Net realized and unrealized gain (loss) on investments........      0.50         0.12       0.47       1.56       0.80
                                                                  ---------  -----------  ---------  ---------  ---------
    Net income (loss) from operations............................      0.74         0.38       0.82       1.94       1.14
                                                                  ---------  -----------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.25)       (0.26)     (0.28)     (0.36)     (0.28)
   Dividends in excess of net investment income..................      0.00         0.00       0.00      (0.30)      0.00
   Distributions from net realized gains on investments..........      0.00         0.00       0.00      (0.66)     (0.10)
   Distributions in excess of net realized gains on investments..      0.00         0.00      (0.01)      0.00       0.00
                                                                  ---------  -----------  ---------  ---------  ---------
    Total distributions..........................................     (0.25)       (0.26)     (0.29)     (1.32)     (0.38)
                                                                  ---------  -----------  ---------  ---------  ---------
Net asset value, end of year..................................... $   13.15  $     12.66  $   12.54  $   12.01  $   11.39
                                                                  =========  ===========  =========  =========  =========
Total return.....................................................    5.83 %       3.03 %     6.93 %    17.10 %    10.72 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 111,373  $   108,473  $  95,000  $  73,451  $  49,331
  Ratio of expenses to average net assets........................    0.88 %       0.89 %     0.91 %     0.94 %     0.97 %
  Ratio of net investment income (loss) to average net assets....    1.85 %       2.06 %     2.89 %     3.13 %     3.14 %
  Portfolio turnover rate........................................   54.67 %      74.88 %    83.94 %    77.06 %    76.90 %

                                 Prospectus 77

FOR THE YEAR ENDED

                                                                                    Federated Growth & Income
                                                                  ------------------------------------------------------------
                                                                                          December 31,
                                                                  ------------------------------------------------------------
                                                                     2000            1999        1998       1997       1996
                                                                   --------        --------    --------   --------   --------
Net asset value, beginning of year............................... $  10.91        $  12.28    $  12.56   $  11.76   $  11.12
                                                                   --------        --------    --------   --------   --------
  Income from operations:
   Net investment income (loss)..................................     0.51            0.48        0.53       0.49       0.42
   Net realized and unrealized gain (loss) on investments........     2.65           (1.00)      (0.16)      2.35       0.87
                                                                   --------        --------    --------   --------   --------
    Net income (loss) from operations............................     3.16           (0.52)       0.37       2.84       1.29
                                                                   --------        --------    --------   --------   --------
  Distributions:
   Dividends from net investment income..........................    (0.63)          (0.73)      (0.55)     (0.43)     (0.33)
   Dividends in excess of net investment income..................     0.00           (0.02)       0.00      (0.59)      0.00
   Distributions from net realized gains on investments..........    (0.01)          (0.10)      (0.10)     (1.02)     (0.32)
   Distributions in excess of net realized gains on investments..     0.00            0.00        0.00       0.00       0.00
                                                                   --------        --------    --------   --------   --------
    Total distributions..........................................    (0.64)          (0.85)      (0.65)     (2.04)     (0.65)
                                                                   --------        --------    --------   --------   --------
Net asset value, end of year..................................... $  13.43        $  10.91    $  12.28   $  12.56   $  11.76
                                                                   ========        ========    ========   ========   ========
Total return.....................................................  29.16 %         (4.45)%      3.05 %    24.65 %    11.64 %
Ratios and supplemental data:....................................
  Net assets at end of year (in thousands)....................... $122,886        $ 76,280    $ 87,616   $ 60,492   $ 38,115
  Ratio of expenses to average net assets........................   0.86 %          0.89 %      0.90 %     0.96 %     1.00 %
  Ratio of net investment income (loss) to average net assets....   4.31 %          4.01 %      4.35 %     3.84 %     3.73 %
  Portfolio turnover rate........................................  147.18%         117.14%     97.17 %    155.77%    68.53 %
                                                                  Transamerica Value Balanced (formerly, Dean Asset Allocation
                                                                  ------------------------------------------------------------
                                                                                          December 31,
                                                                  ------------------------------------------------------------
                                                                     2000            1999        1998       1997       1996
                                                                   --------        --------    --------   --------   --------
Net asset value, beginning of year............................... $  12.13        $  13.35    $  13.61   $  12.61   $  11.49
                                                                   --------        --------    --------   --------   --------
  Income from operations:........................................
   Net investment income (loss)..................................     0.43            0.39        0.41       0.36       0.33
   Net realized and unrealized gain (loss) on investments........     1.68           (1.14)       0.71       1.72       1.33
                                                                   --------        --------    --------   --------   --------
    Net income (loss) from operations............................     2.11           (0.75)       1.12       2.08       1.66
                                                                   --------        --------    --------   --------   --------
  Distributions:.................................................
   Dividends from net investment income..........................    (0.55)          (0.41)      (0.39)     (0.33)     (0.30)
   Dividends in excess of net investment income..................     0.00            0.00        0.00      (0.19)      0.00
   Distributions from net realized gains on investments..........    (0.50)          (0.04)      (0.99)     (0.56)     (0.24)
   Distributions in excess of net realized gains on investments..     0.00           (0.02)       0.00       0.00       0.00
                                                                   --------        --------    --------   --------   --------
    Total distributions..........................................    (1.05)          (0.47)      (1.38)     (1.08)     (0.54)
                                                                   --------        --------    --------   --------   --------
Net asset value, end of year..................................... $  13.19        $  12.13    $  13.35   $  13.61   $  12.61
                                                                   ========        ========    ========   ========   ========
Total return.....................................................  17.55 %         (5.64)%      8.33 %    16.59 %    14.42 %
Ratios and supplemental data:....................................
  Net assets at end of year (in thousands)....................... $215,675        $261,707    $365,738   $302,745   $206,172
  Ratio of expenses to average net assets........................   0.87 %          0.87 %      0.86 %     0.87 %     0.90 %
  Ratio of net investment income (loss) to average net assets....   3.42 %          2.99 %      2.93 %     2.65 %     2.78 %
  Portfolio turnover rate........................................  19.57 %         88.78 %     76.62 %    63.76 %    98.97 %

                                 Prospectus 78

FOR THE YEAR ENDED

                                                                                     C.A.S.E. Growth
                                                                  -----------------------------------------------------
                                                                                       December 31,
                                                                  -----------------------------------------------------
                                                                    2000       1999       1998       1997       1996
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   15.70  $   12.99  $   14.01  $   13.42  $   11.66
                                                                  ---------  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................     (0.03)     (0.05)      0.02       0.04       0.12
   Net realized and unrealized gain (loss) on investments........     (2.95)      4.38       0.31       1.95       1.92
                                                                  ---------  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................     (2.98)      4.33       0.33       1.99       2.04
                                                                  ---------  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.97)     (0.66)     (0.36)     (0.03)     (0.05)
   Dividends in excess of net investment income..................     (1.02)     (0.96)     (0.90)     (1.23)      0.00
   Distributions from net realized gains on investments..........     (0.43)      0.00      (0.09)     (0.14)     (0.23)
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
    Total distributions..........................................     (2.42)     (1.62)     (1.35)     (1.40)     (0.28)
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   10.30  $   15.70  $   12.99  $   14.01  $   13.42
                                                                  =========  =========  =========  =========  =========
Total return.....................................................  (20.72)%    33.84 %     2.47 %    15.03 %    17.50 %
Ratios and supplemental data:....................................
  Net assets at end of year (in thousands)....................... $  72,350  $  93,608  $  69,401  $  60,596  $  26,559
  Ratio of expenses to average net assets........................    1.00 %     1.00 %     1.00 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....   (0.22)%    (0.36)%     0.14 %     0.25 %     0.94 %
  Portfolio turnover rate........................................  182.74 %   143.52 %   205.28 %   196.50 %   160.27 %
                                                                                     NWQ Value Equity
                                                                  -----------------------------------------------------
                                                                                       December 31,
                                                                  -----------------------------------------------------
                                                                    2000       1999       1998       1997     1996/(a)/
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   12.77  $   12.12  $   13.90  $   11.27  $   10.00
                                                                  ---------  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.15       0.10       0.12       0.12       0.10
   Net realized and unrealized gain (loss) on investments........      1.78       0.85      (0.78)      2.69       1.23
                                                                  ---------  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................      1.93       0.95      (0.66)      2.81       1.33
                                                                  ---------  ---------  ---------  ---------  ---------
  Distributions:.................................................
   Dividends from net investment income..........................     (0.18)     (0.10)     (0.13)     (0.09)     (0.04)
   Dividends in excess of net investment income..................      0.00       0.00      (0.12)     (0.07)      0.00
   Distributions from net realized gains on investments..........     (0.05)      0.00      (0.62)     (0.02)     (0.02)
   Distributions in excess of net realized gains on investments..     (0.10)     (0.20)     (0.25)      0.00       0.00
                                                                  ---------  ---------  ---------  ---------  ---------
    Total distributions..........................................     (0.33)     (0.30)     (1.12)     (0.18)     (0.06)
                                                                  ---------  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   14.37  $   12.77  $   12.12  $   13.90  $   11.27
                                                                  =========  =========  =========  =========  =========
Total return.....................................................   15.19 %     7.95 %    (4.78)%    25.04 %    13.19 %
Ratios and supplemental data:....................................
  Net assets at end of year (in thousands)....................... $ 144,818  $ 137,158  $ 157,157  $ 173,435  $  49,394
  Ratio of expenses to average net assets........................    0.88 %     0.90 %     0.89 %     0.89 %     1.00 %
  Ratio of net investment income (loss) to average net assets....    1.10 %     0.77 %     0.89 %     0.90 %     0.89 %
  Portfolio turnover rate........................................   46.34 %    34.19 %    43.60 %    17.28 %     7.93 %

                                 Prospectus 79

FOR THE YEAR ENDED

                                                                            GE International Equity
                                                                  ------------------------------------------
                                                                                 December 31,
                                                                  ------------------------------------------
                                                                    2000       1999       1998     1997/(b)/
                                                                  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   14.28  $   12.07  $   10.70  $   10.00
                                                                  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.04       0.04       0.03       0.02
   Net realized and unrealized gain (loss) on investments........     (2.15)      2.90       1.35       0.73
                                                                  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................     (2.11)      2.94       1.38       0.75
                                                                  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.07)     (0.05)     (0.01)     (0.01)
   Dividends in excess of net investment income..................     (0.12)      0.00       0.00      (0.04)
   Distributions from net realized gains on investments..........     (1.64)     (0.68)      0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------
    Total distributions..........................................     (1.83)     (0.73)     (0.01)     (0.05)
                                                                  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   10.34  $   14.28  $   12.07  $   10.70
                                                                  =========  =========  =========  =========
Total return.....................................................  (14.99)%    24.95 %    12.85 %     7.50 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $  36,651  $  33,579  $  32,149  $  19,795
  Ratio of expenses to average net assets........................    1.30 %     1.50 %     1.50 %     1.50 %
  Ratio of net investment income (loss) to average net assets....    0.29 %     0.31 %     0.30 %     0.18 %
  Portfolio turnover rate........................................   11.83 %    99.77 %    71.74 %    54.33 %

                                                                                GE U.S. Equity
                                                                  ------------------------------------------
                                                                                 December 31,
                                                                  ------------------------------------------
                                                                    2000       1999       1998     1997/(b)/
                                                                  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   15.79  $   14.42  $   12.23  $   10.00
                                                                  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.07       0.07       0.09       0.09
   Net realized and unrealized gain (loss) on investments........     (0.19)      2.55       2.69       2.60
                                                                  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................     (0.12)      2.62       2.78       2.69
                                                                  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.11)     (0.18)     (0.15)     (0.04)
   Dividends in excess of net investment income..................      0.00      (0.33)     (0.33)     (0.38)
   Distributions from net realized gains on investments..........     (0.56)     (0.74)     (0.11)     (0.04)
   Distributions in excess of net realized gains on investments..     (0.02)      0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------
    Total distributions..........................................     (0.69)     (1.25)     (0.59)     (0.46)
                                                                  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   14.98  $   15.79  $   14.42  $   12.23
                                                                  =========  =========  =========  =========
Total return.....................................................   (0.79)%    18.41 %    22.87 %    27.01 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 205,761  $ 179,267  $ 110,803  $  42,951
  Ratio of expenses to average net assets........................    0.88 %     0.93 %     1.05 %     1.30 %
  Ratio of net investment income (loss) to average net assets....    0.42 %     0.46 %     0.67 %     0.75 %
  Portfolio turnover rate........................................   39.08 %    44.01 %    63.08 %    92.35 %

                                 Prospectus 80

FOR THE YEAR ENDED

                                                                         Third Avenue Value
                                                                  -------------------------------
                                                                            December 31,
                                                                  -------------------------------
                                                                    2000       1999     1998/(c)/
                                                                  ---------  ---------  ---------
Net asset value, beginning of year............................... $   10.45  $    9.29  $   10.00
                                                                  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.20       0.16       0.06
   Net realized and unrealized gain (loss) on investments........      3.50       1.28      (0.74)
                                                                  ---------  ---------  ---------
    Net income (loss) from operations............................      3.70       1.44      (0.68)
                                                                  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.12)     (0.28)     (0.03)
   Dividends in excess of net investment income..................      0.00       0.00       0.00
   Distributions from net realized gains on investments..........     (0.32)      0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00
                                                                  ---------  ---------  ---------
    Total distributions..........................................     (0.44)     (0.28)     (0.03)
                                                                  ---------  ---------  ---------
Net asset value, end of year..................................... $   13.71  $   10.45  $    9.29
                                                                  =========  =========  =========
Total return.....................................................   35.47 %    15.72 %    (6.84)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $  92,742  $  19,217  $  18,206
  Ratio of expenses to average net assets........................    0.92 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....    1.56 %     1.76 %     0.63 %
  Portfolio turnover rate........................................   24.05 %     9.56 %     4.35 %

                                                                            J.P. Morgan
                                                                       Real Estate Securities
                                                                  -------------------------------
                                                                            December 31,
                                                                  -------------------------------
                                                                    2000       1999     1998/(d)/
                                                                  ---------  ---------  ---------
Net asset value, beginning of year............................... $    8.06  $    8.51  $   10.00
                                                                  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.59       0.49       0.36
   Net realized and unrealized gain (loss) on investments........      1.79      (0.79)     (1.85)
                                                                  ---------  ---------  ---------
    Net income (loss) from operations............................      2.38      (0.30)     (1.49)
                                                                  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.12)     (0.15)      0.00
   Dividends in excess of net investment income..................      0.00       0.00       0.00
   Distributions from net realized gains on investments..........      0.00       0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00
                                                                  ---------  ---------  ---------
    Total distributions..........................................     (0.12)     (0.15)      0.00
                                                                  ---------  ---------  ---------
Net asset value, end of year..................................... $   10.32  $    8.06  $    8.51
                                                                  =========  =========  =========
Total return.....................................................   29.62 %    (3.77)%   (14.93)%
Ratios and supplemental data:....................................
  Net assets at end of year (in thousands)....................... $  16,577  $   3,199  $   2,414
  Ratio of expenses to average net assets........................    1.00 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....    6.27 %     5.91 %     6.03 %
  Portfolio turnover rate........................................  291.38 %   189.80 %   100.80 %

                                 Prospectus 81

FOR THE YEAR ENDED

                                                                     Goldman Sachs
                                                                        Growth            Munder Net50
                                                                  ------------------  --------------------
                                                                     December 31,         December 31,
                                                                  ------------------  --------------------
                                                                    2000    1999/(e)/   2000     1999/(e)/
                                                                  --------  --------  ---------  ---------
Net asset value, beginning of year............................... $  11.75  $  10.00  $   11.25  $   10.00
                                                                  --------  --------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................     0.02      0.01       0.08       0.03
   Net realized and unrealized gain (loss) on investments........    (0.95)     1.74      (0.14)      1.74
                                                                  --------  --------  ---------  ---------
    Net income (loss) from operations............................    (0.93)     1.75      (0.06)      1.77
                                                                  --------  --------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................    (0.10)     0.00      (0.26)     (0.04)
   Dividends in excess of net investment income..................     0.00      0.00       0.00      (0.48)
   Distributions from net realized gains on investments..........    (0.05)     0.00      (0.05)      0.00
   Distributions in excess of net realized gains on investments..     0.00      0.00       0.00       0.00
                                                                  --------  --------  ---------  ---------
    Total distributions..........................................    (0.15)     0.00      (0.31)     (0.52)
                                                                  --------  --------  ---------  ---------
Net asset value, end of year..................................... $  10.67  $  11.75  $   10.88  $   11.25
                                                                  ========  ========  =========  =========
Total return.....................................................  (8.02)%   17.50 %    (0.62)%    17.82 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 20,185  $  8,204  $   6,451  $   2,783
  Ratio of expenses to average net assets........................   1.00 %    1.00 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....   0.15 %    0.12 %     0.71 %     0.50 %
  Portfolio turnover rate........................................  36.51 %   40.46 %   110.38 %   340.66 %

                                                                     T. Rowe Price        T. Rowe Price
                                                                    Dividend Growth         Small Cap
                                                                  ------------------  --------------------
                                                                     December 31,         December 31,
                                                                  ------------------  --------------------
                                                                    2000    1999/(e)/   2000     1999/(e)/
                                                                  --------  --------  ---------  ---------
Net asset value, beginning of year............................... $   9.26  $  10.00  $   13.41  $   10.00
                                                                  --------  --------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................     0.11      0.11      (0.08)     (0.03)
   Net realized and unrealized gain (loss) on investments........     0.80     (0.85)     (1.04)      3.87
                                                                  --------  --------  ---------  ---------
    Net income (loss) from operations............................     0.91     (0.74)     (1.12)      3.84
                                                                  --------  --------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................    (0.04)     0.00      (0.07)      0.00
   Dividends in excess of net investment income..................     0.00      0.00      (0.07)     (0.43)
   Distributions from net realized gains on investments..........     0.00      0.00       0.00       0.00
   Distributions in excess of net realized gains on investments..     0.00      0.00       0.00       0.00
                                                                  --------  --------  ---------  ---------
    Total distributions..........................................    (0.04)     0.00      (0.14)     (0.43)
                                                                  --------  --------  ---------  ---------
Net asset value, end of year..................................... $  10.13  $   9.26  $   12.15  $   13.41
                                                                  ========  ========  =========  =========
Total return.....................................................   9.87 %   (7.40)%    (8.45)%    38.49 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 17,637  $  8,730  $  30,024  $   9,824
  Ratio of expenses to average net assets........................   1.00 %    1.00 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....   1.19 %    1.75 %    (0.57)%    (0.44)%
  Portfolio turnover rate........................................  78.20 %   43.76 %    64.53 %   159.02 %

                                 Prospectus 82

FOR THE YEAR ENDED

                                                                         Salomon           Pilgrim Baxter
                                                                         All Cap           Mid Cap Growth
                                                                  --------------------  --------------------
                                                                      December 31,          December 31,
                                                                  --------------------  --------------------
                                                                    2000     1999/(e)/    2000     1999/(e)/
                                                                  ---------  ---------  ---------  ---------
Net asset value, beginning of year............................... $   11.18  $   10.00  $   17.75  $   10.00
                                                                  ---------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.14       0.08      (0.03)     (0.03)
   Net realized and unrealized gain (loss) on investments........      1.90       1.48      (2.46)      7.83
                                                                  ---------  ---------  ---------  ---------
    Net income (loss) from operations............................      2.04       1.56      (2.49)      7.80
                                                                  ---------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.20)     (0.06)     (0.17)      0.00
   Dividends in excess of net investment income..................      0.00      (0.32)     (0.03)     (0.05)
   Distributions from net realized gains on investments..........     (0.03)      0.00       0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00       0.00       0.00
                                                                  ---------  ---------  ---------  ---------
    Total distributions..........................................     (0.23)     (0.38)     (0.20)     (0.05)
                                                                  ---------  ---------  ---------  ---------
Net asset value, end of year..................................... $   12.99  $   11.18  $   15.06  $   17.75
                                                                  =========  =========  =========  =========
Total return.....................................................    8.30 %    15.57 %   (14.39)%    78.00 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $  85,730  $   6,686  $ 217,307  $  37,201
  Ratio of expenses to average net assets........................    1.00 %     1.00 %     0.92 %     1.00 %
  Ratio of net investment income (loss) to average net assets....    1.11 %     1.09 %    (0.14)%    (0.30)%
  Portfolio turnover rate........................................  117.91 %   216.29 %   132.70 %   155.71 %

                                                                     Dreyfus Mid Cap
                                                                  --------------------
                                                                      December 31,
                                                                  --------------------
                                                                    2000     1999/(e)/
                                                                  ---------  ---------
Net asset value, beginning of year............................... $   10.72  $   10.00
                                                                  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................      0.03       0.04
   Net realized and unrealized gain (loss) on investments........      1.36       0.68
                                                                  ---------  ---------
    Net income (loss) from operations............................      1.39       0.72
                                                                  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.05)      0.00
   Dividends in excess of net investment income..................     (0.16)      0.00
   Distributions from net realized gains on investments..........      0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00
                                                                  ---------  ---------
    Total distributions..........................................     (0.21)      0.00
                                                                  ---------  ---------
Net asset value, end of year..................................... $   11.90  $   10.72
                                                                  =========  =========
Total return.....................................................   12.92 %     7.20 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $  14,714  $   3,384
  Ratio of expenses to average net assets........................    1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....    0.29 %     0.58 %
  Portfolio turnover rate........................................  110.82 %    94.19 %

                                 Prospectus 83

FOR THE YEAR ENDED

                                                                   Value Line     Great         Great
                                                                   Aggressive  Companies -   Companies -
                                                                     Growth    America/SM/  Technology/SM/
                                                                  ------------ ------------ -------------
                                                                  December 31, December 31, December 31,
                                                                  ------------ ------------ -------------
                                                                   2000/(f)/    2000/(f)/     2000/(f)/
                                                                  ------------ ------------ -------------
Net asset value, beginning of year...............................  $   10.00     $  10.00     $   10.00
                                                                   ---------     --------     ---------
  Income from operations:
   Net investment income (loss)..................................       0.00         0.04         (0.01)
   Net realized and unrealized gain (loss) on investments........      (0.97)        1.34         (3.25)
                                                                   ---------     --------     ---------
    Net income (loss) from operations............................      (0.97)        1.38         (3.26)
                                                                   ---------     --------     ---------
  Distributions:
   Dividends from net investment income..........................       0.00         0.00          0.00
   Dividends in excess of net investment income..................       0.00         0.00          0.00
   Distributions from net realized gains on investments..........       0.00         0.00          0.00
   Distributions in excess of net realized gains on investments..       0.00         0.00          0.00
                                                                   ---------     --------     ---------
    Total distributions..........................................       0.00         0.00          0.00
                                                                   ---------     --------     ---------
Net asset value, end of year.....................................  $    9.03     $  11.38     $    6.74
                                                                   =========     ========     =========
Total return.....................................................    (9.70)%      13.80 %      (32.60)%
Ratios and supplemental data:
  Net assets at end of year (in thousands).......................  $   5,721     $ 83,121     $  24,159
  Ratio of expenses to average net assets........................     1.00 %       0.91 %        1.00 %
  Ratio of net investment income (loss) to average net assets....    (0.01)%       0.52 %       (0.16)%
  Portfolio turnover rate........................................    26.13 %      14.67 %       48.23 %

                                                                     Great       Gabelli        LKCM
                                                                  Companies -     Global       Capital
                                                                   Global/2/      Growth       Growth
                                                                  ------------ ------------ -------------
                                                                  December 31, December 31, December 31,
                                                                  ------------ ------------ -------------
                                                                   2000/(g)/    2000/(g)/     2000/(h)/
                                                                  ------------ ------------ -------------
Net asset value, beginning of year...............................  $   10.00     $  10.00     $   10.00
                                                                   ---------     --------     ---------
  Income from operations:
   Net investment income (loss)..................................       0.02         0.10          0.01
   Net realized and unrealized gain (loss) on investments........      (1.48)       (1.00)         1.19
                                                                   ---------     --------     ---------
    Net income (loss) from operations............................      (1.46)       (0.90)         1.19
                                                                   ---------     --------     ---------
  Distributions:
   Dividends from net investment income..........................       0.00         0.00          0.00
   Dividends in excess of net investment income..................       0.00         0.00          0.00
   Distributions from net realized gains on investments..........       0.00         0.00          0.00
   Distributions in excess of net realized gains on investments..       0.00         0.00          0.00
                                                                   ---------     --------     ---------
    Total distributions..........................................       0.00         0.00          0.00
                                                                   ---------     --------     ---------
Net asset value, end of year.....................................  $    8.54     $   9.10     $   11.19
                                                                   =========     ========     =========
Total return.....................................................   (14.60)%      (9.00)%       11.90 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).......................  $   5,057     $ 13,351     $     765
  Ratio of expenses to average net assets........................     1.00 %       1.20 %        1.00 %
  Ratio of net investment income (loss) to average net assets....     0.53 %       3.32 %        0.39 %
  Portfolio turnover rate........................................     6.49 %       5.62 %       41.64 %

                                 Prospectus 84

Notes to Financial Highlights

Per share information has been computed using average shares outstanding throughout each period. Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts. Total return and portfolio turnover rate are not annualized for periods of less than one year.

Ratio of expenses and ratio of net investment income (loss) to average net assets are annualized for periods of less than one year. For the years ended December 31, 2000 and 1999, ratio of expenses to average net assets is net of the advisory fee waiver. For the years prior to 1999, ratio of expenses to average net assets is net of the advisory fee waiver and fees paid indirectly. Without the advisory fee waived by WRL Management/(i)/ and the fees paid indirectly, ratio of expenses to average net assets for each period presented would be as follows (ratios are annualized for periods of less than one year):

                                              December 31,
                                   ----------------------------------
Portfolio                           2000   1999   1998   1997   1996
---------                          ------ ------ ------ ------ ------
J.P. Morgan Money Market..........   *      *      *      *      *
AEGON Bond........................   *      *      *      *      *
Janus Growth......................   *    0.82 %   *      *      *
Janus Global......................   *      *      *      *      *
LKCM Strategic Total Return.......   *      *      *      *      *
Van Kampen Emerging Growth........   *      *      *      *      *
Alger Aggressive Growth...........   *      *      *      *      *
AEGON Balanced....................   *      *      *      *      *
Federated Growth & Income.........   *      *      *      *      *
Dean Asset Allocation.............   *      *      *      *      *
C.A.S.E. Growth...................   *      *      *    1.14 % 1.70 %
NWQ Value Equity..................   *      *      *      *    1.10 %
GE International Equity........... 1.66 % 1.84 % 1.96 % 3.14 %   **
GE U.S. Equity....................   *      *      *    1.54 %   **
Third Avenue Value................   *    1.06 % 1.13 %   **     **
J.P. Morgan Real Estate Securities 1.71 % 2.69 % 3.34 %   **     **
Goldman Sachs Growth.............. 1.37 % 2.68 %   **     **     **
Munder Net50...................... 2.44 % 5.57 %   **     **     **
T. Rowe Price Dividend Growth..... 1.45 % 2.35 %   **     **     **
T. Rowe Price Small Cap........... 1.14 % 2.46 %   **     **     **
Salomon All Cap................... 1.25 % 2.87 %   **     **     **
Pilgrim Baxter Mid Cap Growth.....   *    1.40 %   **     **     **
Dreyfus Mid Cap................... 1.90 % 4.89 %   **     **     **
Value Line Aggressive Growth...... 1.86 %   **     **     **     **
Great Companies-America/SM/.......   *      **     **     **     **
Great Companies-Technology/SM/.... 1.05 %   **     **     **     **
Great Companies-Global/2/......... 3.93 %   **     **     **     **
Gabelli Global Growth............. 1.99 %   **     **     **     **
LKCM Capital Growth...............   *      **     **     **     **

*  Ratio difference less than 0.01%.
** Portfolio was not in existence during this period.
(a)The inception date of this portfolio was May 1, 1996.
(b)The inception date of this portfolio was January 2, 1997.
(c)The inception date of this portfolio was January 2, 1998.
(d)The inception date of this portfolio was May 1, 1998.
(e)The inception date of this portfolio was May 3, 1999.
(f)The inception date of this portfolio was May 1, 2000.
(g)The inception date of this portfolio was September 1, 2000.
(h)The inception date of this portfolio was December 1, 2000.
(i)Effective May 1, 2001, WRL Investment Management, Inc. was renamed AEGON/Transamerica Fund Advisers, Inc.

                                 Prospectus 85

                                    [GRAPHIC]

                                      Rook
      Investor Profiles

T. ROWE PRICE DIVIDEND GROWTH

For the investor who wants a reasonable level of current income from equity investments that have the potential to rise faster than inflation, and who can tolerate significant fluctuations in the value of their investments.

TRANSAMERICA VALUE BALANCED (FORMERLY, DEAN ASSET ALLOCATION)

For the investor who wants a combination of capital growth and income, and who is comfortable with the risks associated with an actively traded portfolio which shifts assets between equity and debt.

LKCM STRATEGIC TOTAL RETURN

For the investor who wants current income with the prospect of income growth, plus the prospect of capital growth. The investor should be comfortable with the price fluctuations of a portfolio that invests in both equity and fixed-income securities.

J.P. MORGAN REAL ESTATE SECURITIES

For the investor who seeks long-term total return consisting of current income and, potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified portfolio invested primarily in securities of real estate companies and their exposure to real estate markets.

FEDERATED GROWTH & INCOME

For the investor who seeks high current income and moderate capital appreciation and is willing to accept certain special risks associated with sector investing. (A sector is a broad grouping of specific industries.)

AEGON BALANCED

For the investor who wants capital growth and income from the same investment, but who also wants an investment which has the prospect of sustaining its interim principal value through maintaining a balance between equity and debt. This portfolio is not designed for investors who desire a consistent level of income.

                                 Prospectus 86

Additional information about these portfolios is contained in the Fund's annual and semi-annual reports to shareholders and in the Statement of Additional Information, dated May 1, 2001, which is incorporated by reference into this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You may also call 1-800-851-9777 to request this additional information about the Fund without charge or to make shareholder inquiries.

Other information about these portfolios has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Information may be obtained, upon payment of a duplicating fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.
(WRL Series Fund File No. 811-4419.)

For more information about these portfolios, you may obtain a copy of the SAI or the Annual or Semi-Annual Reports without charge, or to make other inquiries about this Fund, call the number listed above.

(WRL Series Fund File No. 811-4419.)

AEGON/Transamerica
Series Fund, Inc.

AGGRESSIVE EQUITY PORTFOLIOS

..  Van Kampen Emerging Growth

..  T. Rowe Price Small Cap

..  Pilgrim Baxter Mid Cap Growth

..  Alger Aggressive Growth

WORLD EQUITY PORTFOLIOS

..  American Century International

..  Gabelli Global Growth

..  Great Companies -- Global/2/

GROWTH EQUITY PORTFOLIOS

..  Great Companies -- Technology/SM/

..  Goldman Sachs Growth

..  Great Companies -- America/SM/

..  Salomon All Cap

..  NWQ Value Equity

BALANCED PORTFOLIOS

..  American Century Income & Growth

..  T. Rowe Price Dividend Growth

                                                                     Prospectus




                    The Securities and Exchange Commission
                     has not approved or disapproved these
                           securities or passed upon
                       the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.

                                  May 1, 2001

TABLE OF CONTENTS

                 INVESTOR INFORMATION.....................  1

                 ALL ABOUT THE FUND

                    AGGRESSIVE EQUITY PORTFOLIOS
                      Van Kampen Emerging Growth..........  2
                      T. Rowe Price Small Cap.............  3
                      Pilgrim Baxter Mid Cap Growth.......  4
                      Alger Aggressive Growth.............  4

                    WORLD EQUITY PORTFOLIOS
                      American Century International...... 10
                      Great Companies -- Global/2/........ 11
                      Gabelli Global Growth............... 12

                    GROWTH EQUITY PORTFOLIOS
                      Great Companies -- Technology/SM/... 15
                      Goldman Sachs Growth................ 16
                      Great Companies -- America/SM/...... 17
                      Salomon All Cap..................... 17
                      NWQ Value Equity.................... 18

                    BALANCED PORTFOLIOS
                      American Century Income & Growth.... 24
                      T. Rowe Price Dividend Growth....... 25

                 RISK/REWARD INFORMATION.................. 29

                 EXPLANATION OF STRATEGIES AND RISKS...... 30

                 HOW THE FUND IS MANAGED AND ORGANIZED.... 35

                 PERFORMANCE INFORMATION.................. 39

                 OTHER INFORMATION........................ 42

                 FINANCIAL HIGHLIGHTS..................... 44

AEGON/Transamerica Series Fund, Inc. (Fund) currently offers thirty-one separate series or investment portfolios. This prospectus includes fourteen of those portfolios. The Fund is an open-end management investment company, more commonly known as a mutual fund.

Shares of these portfolios are currently only sold to separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, AUSA Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company to fund the benefits under certain individual flexible premium variable life insurance policies, individual and group variable annuity contracts, and to certain qualified plans administered by Diversified Investment Advisors.

A particular portfolio of the Fund may not be available under the policy or annuity contract you have chosen. The prospectus or disclosure document for your policy or annuity contract shows the portfolios available to you.

Please read this prospectus carefully before selecting a portfolio. It provides information to assist you in your decision. If you would like additional information about a portfolio, please request a copy of the Statement of Additional Information (SAI) (see back cover). The SAI is incorporated by reference into this prospectus.

                                  Prospectus

INVESTOR INFORMATION


To help you understand . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

      The target directs you to a portfolio's goal or objective.
                                    [GRAPHIC]

                                     Target


      The chess piece indicates discussion about a portfolio's strategies.
                                    [GRAPHIC]

                                      Rook


      The warning sign indicates the risks of investing in a portfolio.
                                    [GRAPHIC]

                                    Caution


      The graph indicates investment performance.
                                    [GRAPHIC]

                                    Bar Chart


      The question mark provides additional information about the Fund or may direct you on how to obtain further information.
                                    [GRAPHIC]

                                  Question Mark

Shares of a portfolio are not deposits or obligations of, or guaranteed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Please note: The names, investment objectives, and policies of certain portfolios are similar to the names, investment objectives and policies of other portfolios that are managed by the same sub-adviser. The investment results of the Fund's portfolio may be higher or lower than the results of these portfolios. There is no assurance, and no representation made, that the investment results of any of the Fund's portfolios will be comparable to any other portfolio.

                                 Prospectus 90

AGGRESSIVE EQUITY PORTFOLIOS

VAN KAMPEN EMERGING GROWTH (formerly WRL VKAM Emerging Growth)

T. ROWE PRICE SMALL CAP (formerly WRL T. Rowe Price Small Cap)

PILGRIM BAXTER MID CAP GROWTH (formerly WRL Pilgrim Baxter Mid Cap Growth)

ALGER AGGRESSIVE GROWTH (formerly WRL Alger Aggressive Growth)

This Risk/Return Summary briefly describes certain Aggressive Equity Portfolios of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 30, and the Fund's SAI.

                                    [GRAPHIC]

                                     Target
      Objectives

VAN KAMPEN EMERGING GROWTH

This portfolio seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.

T. ROWE PRICE SMALL CAP

This portfolio seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

PILGRIM BAXTER
MID CAP GROWTH

This portfolio seeks capital appreciation.

ALGER AGGRESSIVE GROWTH

This portfolio seeks long-term capital appreciation.


  What is an Aggressive Equity Portfolio?

  Aggressive Equity Portfolios are those that seek maximum capital appreciation (a rise in the share price/value). Current income is not a significant factor. Some portfolios that are included in this category may invest in out-of-the main-stream stocks, such as those of fledging or struggling companies, or those in new or currently out-of-favor industries. Some portfolios in this category may also use specialized investment techniques such as options or short-term investing. For these reasons, these portfolios usually entail greater risk than the overall equity portfolio category.

                                    [GRAPHIC]

                                      Rook
      Policies and Strategies

VAN KAMPEN EMERGING GROWTH

The portfolio's sub-adviser, Van Kampen Asset Management Inc. (Van Kampen), seeks to achieve the portfolio's objective by investing:

.. At least 65% of the portfolio's total assets in common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that Van Kampen believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies.

..  Options

..  Futures

Van Kampen invests at least 65% of the portfolio's assets (under normal market conditions) in common stocks of companies that are in the early stages of their life cycle, and are believed by Van Kampen to have rising earnings estimates and valuations. Some securities may have above

                                 Prospectus 91
average price volatility. Van Kampen attempts to reduce overall exposure to risk from declines in the security prices by spreading the portfolio's investments over many different companies in a variety of industries.

Van Kampen will utilize options on securities, futures contracts and options thereon in several different ways, depending upon the status of the portfolio's investment portfolio and its expectations concerning the securities market. Van Kampen will invest up to 20% of the portfolio's total assets in securities of foreign issuers.

In times of stable or rising stock prices, the portfolio generally seeks to be fully invested. Even when the portfolio is fully invested, Van Kampen believes that at least a small portfolio of assets will be held as cash or cash equivalents to honor redemption requests and for other short-term needs.

The amount of portfolio assets invested in cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the portfolio may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, stock index call options, or call options on stock index futures contracts, however, the portfolio can seek to "equalize" the cash portion of its assets and obtain performance that is equivalent to investing 100% in equity securities.

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these conditions, the portfolio will be unable to achieve its investment objective.


  What is a Top-Down Approach?
  When using a "top-down" approach, the portfolio manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.


T. ROWE PRICE SMALL CAP

The portfolio's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks of small-cap growth companies

This portfolio will invest, under normal circumstances, at least 65% of its total assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or smaller than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Index (S&P
500), which was approximately $3.269 billion and below as of December 31, 2000, but the upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the portfolio's initial purchase continue to be considered small companies for purposes of this policy. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)

To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The portfolio intends to be invested in a large number of holdings. T. Rowe Price believes this diversification should minimize the effects of individual security selection on portfolio performance.

T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models, stocks are selected in a "top-down" manner so that the portfolio's portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

While the portfolio invests principally in common stocks, and, to a lesser extent in stock index futures, it may also purchase other securities, in keeping with its objective.

                                 Prospectus 92

The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.


  What is a Quantitative Model?
  A quantitative model is fashioned by a portfolio's sub-adviser to assist the sub-adviser in evaluating a potential security. The sub-adviser creates a model that is designed using characteristics that the sub-adviser deems advantageous in a security. The sub-adviser then compares a potential security's characteristics against those of the model, and makes a determination of whether or not to purchase the security based on the results of that comparison.

PILGRIM BAXTER
MID CAP GROWTH

The portfolio's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim
Baxter), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

..  Convertible securities

In seeking capital appreciation, Pilgrim Baxter normally invests at least 65% of the portfolio's total assets in growth securities, such as common stocks, issued by companies with market capitalizations or annual revenues between $500 million and $10 billion. The portfolio invests primarily in companies that Pilgrim Baxter believes have strong business momentum, earnings growth and capital-appreciation potential. The portfolio may also invest in foreign securities, warrants and rights.

Pilgrim Baxter uses its own fundamental research and proprietary measures of growth and business momentum in managing this portfolio.

Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, or the risk of a decline in its market price is too great.

Pilgrim Baxter may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the portfolio may be unable to achieve its investment objective.

While the fund invests principally in common stocks of medium-sized companies, Pilgrim Baxter may, to a lesser extent, elect to invest in options and futures contracts for hedging and risk management, or in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 30 and in the SAI.


  What is a "Bottom-Up" Approach?
  When portfolio managers use a "bottom-up" approach, they look primarily at individual companies against the context of broader market factors.

ALGER AGGRESSIVE GROWTH

The portfolio's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the portfolio's objective by investing principally in:

..  Equity securities such as common or preferred stocks

.. Convertible securities (convertible securities are securities which can be exchanged or converted into common stock of such companies)

To a lesser extent, the sub-adviser may invest portfolio assets in:

..  U.S. dollar denominated securities of foreign issuers (American Depositary
   Receipts (ADRs))

..  Money market instruments

..  Repurchase agreements

Under normal market conditions, the portfolio invests at least 85% of its assets in common stocks. The portfolio

                                 Prospectus 93
invests in companies of any size that the portfolio managers consider to be rapid growing. A research oriented, "bottom-up" approach to security selection is emphasized.

The portfolio may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder returns.

The portfolio's manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. During this time, the portfolio may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the portfolio will be unable to pursue its investment objective.

      Risks of Investing in Aggressive Equity Portfolios
                                    [GRAPHIC]

                                    Caution

The principal risks of investing in Aggressive Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each Aggressive Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks" beginning on page 30 and the Fund's SAI for more information about the risks of investing in the Aggressive Equity Portfolios.

                                PRINCIPAL RISKS
                         AGGRESSIVE EQUITY PORTFOLIOS

                                                  PORTFOLIO
                                ----------------------------------------------
                                Van Kampen  T. Rowe  Pilgrim Baxter   Alger
                                 Emerging    Price      Mid Cap     Aggressive
 RISKS                            Growth   Small Cap     Growth       Growth
 -----                          ---------- --------- -------------- ----------
 Stocks                             X          X           X
 Investing Aggressively             X          X           X            X
 Small-Cap and Growth Companies                X                        X
 Quantitative Models                           X
 Futures & Options                  X          X
 Foreign Securities (ADRs)          X                                   X
 Convertibles                                              X            X
 Leveraging
 Emerging Growth Companies          X

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

..  Investing Aggressively

 . The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time

 . Rights, options and futures contracts may not be exercised and may expire worthless

 .  Warrants and rights may be less liquid than stocks

 .  Use of futures and other derivatives may make the portfolio more volatile

                                 Prospectus 94

..  Small-Cap and Growth Companies

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.

..  Quantitative Models

Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

..  Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

 .  Inaccurate market predictions

 .  Imperfect correlation

 .  Illiquidity

 .  Tax considerations

The portfolios are not required to hedge their investments.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. To the extent a portfolio invests in emerging markets, these risks would be greater. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  More complex business negotiations

 .  Less liquidity

 .  More fluctuations in market prices

 .  Delays in settling foreign securities transactions

 .  Higher transaction costs

 .  Higher costs for holding foreign securities (custodial fees)

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

..  ADRs

Many securities of foreign issuers are represented by American Depositary Receipts (ADRs). While ADRs principally are traded on domestic securities exchanges, investing in ADRs involves many of the same risks associated with foreign securities in general. These risks include:

 .  Changes in currency value

 .  Currency speculation

 .  Currency trading costs

 .  More fluctuations in market prices

 .  Less information available

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

                                 Prospectus 95

..  Leveraging

Leveraging by a portfolio involves special risks:

 .  Leveraging practices may make a portfolio more volatile

 . Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio's securities

 .  Money borrowed for leveraging is subject to interest costs

 . Minimum average balances may need to be maintained or a line of credit in connection with borrowing may be necessary resulting in an increase in the cost of borrowing over the stated interest rate.

..  Emerging Growth Companies
  (Van Kampen Emerging Growth)

Companies that Van Kampen believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

You may lose money if you invest in any of the Aggressive Equity Portfolios.

                                    [GRAPHIC]

                                      Rook
      Investor Profiles

VAN KAMPEN EMERGING GROWTH
May be appropriate for the investor who seeks capital appreciation over the long term; is willing to take on the increased risks of investing in smaller and medium-sized, less established companies in exchange for potentially higher capital appreciation; can withstand substantial volatility in the value of their shares of the portfolio; and wish to add to their personal holdings a portfolio that invests primarily in common stocks of emerging growth companies.

T. ROWE PRICE SMALL CAP

For the investor who wants an aggressive, long-term approach to building capital and who is comfortable with significant fluctuations inherent in small-cap stock investing.

PILGRIM BAXTER MID CAP GROWTH

For the investor who wants long-term growth of capital and who can tolerate the fluctuations inherent in stock investing.

ALGER AGGRESSIVE GROWTH

For the investor who seeks capital growth aggressively, and can tolerate wide swings in the value of their investment.

                                 Prospectus 96

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance

The bar charts and tables below give an indication of the portfolios' risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.

 VAN KAMPEN EMERGING GROWTH


                                    [CHART]

                           Van Kampen Emerging Growth
                                   --------------------------------------------

                        Highest and Lowest Return
                        (Quarterly 1994-2000)
                        -------   -------- -------------
                                           Quarter Ended
                        Highest    62.73 %   12/31/99
                        Lowest    (25.80)%   12/31/00

                                   --------------------------------------------

               Average Annual Total Returns
               (through December 31, 2000)
               ----------------- -------- ------- ---------------
                                                       Since
                                                     Inception
                                  1 Year  5 Years (March 1, 1993)
               Van Kampen
                 Emerging Growth (11.92)% 29.08%      25.90%
               S&P 500
                 Composite Stock
                 Index            (9.10)% 18.33%      17.25%

                                   --------------------------------------------
 ALGER AGGRESSIVE GROWTH
                                    [CHART]

                            Alger Aggressive Growth

                                   --------------------------------------------

                        Highest and Lowest Return
                        (Quarterly 1995-2000)
                        -------   -------- -------------
                                           Quarter Ended
                        Highest    44.67 %   12/31/99
                        Lowest    (22.51)%   12/31/00

                                   --------------------------------------------

               Average Annual Total Returns
               (through December 31, 2000)
               ----------------- -------- ------- ---------------
                                                       Since
                                                     Inception
                                  1 Year  5 Years (March 1, 1994)
               Alger Aggressive
                 Growth          (31.33)% 18.82%      18.70%
               S&P 500 Composite
                 Stock Index      (9.10)% 18.33%      18.61%

                                   --------------------------------------------


                                 Prospectus 97

                            T. ROWE PRICE SMALL CAP

                                    [CHART]

                            T. Rowe Price Small Cap

--------------------------------------------

                        Highest and Lowest Return
                        (Quarterly 1999-2000)
                        ------------------------------
                                           Quarter Ended
                        Highest   26.70  %   12/31/99
                        Lowest    (11.31)%   12/31/00

--------------------------------------------

                 Average Annual Total Returns
                 (through December 31, 2000)
                 ----------------------------------------------
                                                      Since
                                                    Inception
                                         One Year (May 3, 1999)
                 T. Rowe Price Small Cap (8.45)%     15.34%
                 Russell 2000 Index      (3.02)%      8.25%

--------------------------------------------

                         PILGRIM BAXTER MID CAP GROWTH

                                    [CHART]

                          Pilgrim Baxter Mid Cap Growth

--------------------------------------------

Highest and Lowest Return
(Quarterly 1999-2000)
------------------------------
                   Quarter Ended
Highest   51.48  %   12/31/99
Lowest    (34.69)%   12/31/00

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------------
                                         Since
                                       Inception
                            One Year (May 3, 1999)
WRL Pilgrim Baxter Mid Cap
  Growth                    (14.39)%    28.82%
Russell MidCap Growth Index (11.75)%    13.50%

                                   --------------------------------------------

                                 Prospectus 98

WORLD EQUITY PORTFOLIOS

AMERICAN CENTURY INTERNATIONAL

GREAT COMPANIES -- GLOBAL/2/ (formerly WRL Great Companies -- Global/2/)

GABELLI GLOBAL GROWTH (formerly WRL Gabelli Global Growth)

This Risk/Return Summary briefly describes certain World Equity Portfolios of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 30, and the Fund's SAI.
                                    [GRAPHIC]

                                     Target
      Objectives

AMERICAN CENTURY INTERNATIONAL

This portfolio seeks capital growth.

GREAT COMPANIES -- GLOBAL/2/

This portfolio seeks long-term growth of capital in a manner consistent with preservation of capital.

GABELLI GLOBAL GROWTH

This portfolio seeks to provide investors with appreciation of capital.


  What is a World Equity Portfolio?
  World Equity portfolios include both global and international portfolios. These portfolios invest in equity securities of companies worldwide. Global portfolios invest in securities traded worldwide, including issuers in the U.S. International portfolios invest in securities of companies located outside the U.S. (2/3 of the portfolio's assets must be so invested at all times to qualify as an international portfolio.)


                                    [GRAPHIC]

                                      Rook
      Policies and Strategies

AMERICAN CENTURY INTERNATIONAL

The portfolio's sub-adviser, American Century Investment Management, Inc. ("American Century"), seeks to achieve the portfolio's objective by investing principally in:

..  Stocks of growing foreign companies

The portfolio manager uses a growth investment strategy developed by American Century to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth potential. Ideally, the portfolio manager looks for companies whose earnings and revenues are not only growing, but growing at a successfully faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The manager uses a bottom-up approach to select stocks to buy for the portfolio. The manager tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the portfolio manager select or decide to continue to hold the stocks of companies it believes will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the portfolio manager believes that it is important to diversify the portfolio's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio manager does not attempt to time the market. Instead, under normal market conditions, the manager tends to keep the portfolio essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the portfolio may invest a portion of its assets in convertible securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

                                 Prospectus 99

Stock index futures contracts, a type of derivative security, can help the portfolio's cash assets remain liquid by performing more like stocks. The portfolio has a policy governing stock index futures and similar derivative securities to help manage the risk of these type of investments. For example, the manager cannot leverage the portfolio's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.

GREAT COMPANIES -- GLOBAL/2 /

The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks of domestic and foreign issuers

Great Companies will select non-technology and technology stocks, both domestic and international, for the portfolio from a group of companies that Great Companies has identified as being "great companies." Stocks selected for the portfolio will meet some of the common criteria listed below.

All companies selected for the domestic portion of the portfolio must be incorporated in the United States. Domestic non-technology stocks selected for the domestic portion of the portfolio will only be selected if they (and their predecessors) have outperformed the S&P 500 over the ten-year period ended December 29, 2000, are global companies (at least 40% of its revenues outside the U.S.), and have been in business at least 50 years and survived the founder.

Domestic technology stocks will only be selected if they (and their predecessors) have outperformed the NASDAQ Composite Index over the ten-year period ended December 31, 1998, are global companies (at least 30% of its revenues outside the U.S.), and have been in business at least 15 years.

The stocks selected for the international portion of the portfolio must be incorporated outside of the United States. The non-technology portion of international stocks must consist of stocks of companies that have at least 40% of their revenues outside the country of origin, and the technology portion must have at least 30% of their revenues outside the country of origin. In addition, the international stocks will only be selected if they (and their predecessors) have outperformed the Morgan Stanley Capital International World Index (MSCIW) over the ten-year period ended June 30, 2000. MSCIW is the primary benchmark for the portfolio. The international stocks cannot have government ownership in excess of 10% and, generally, must be ADR traded securities.

The common criteria used by the sub-adviser to initially determine if a company should be considered a "great company" candidate may include certain of the following:

 .  be highly regarded by management experts;

 .  be publicly traded;

 .  have a market cap in excess of $15 billion;

 .  be engaged in what the sub-adviser considers to be "terrific businesses";

 .  have a "protective barrier" such as superior brand franchises;

 .  consider employees to be a company's most valuable asset;

 .  have, in the sub-adviser's opinion, "world class management";

 . and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

Companies identified by the sub-adviser for selection to the portfolios may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

The allocation of stocks within each portion of the portfolio will be driven by these factors:

 .  Market price relative to intrinsic value; and

 .  Intrinsic value momentum.

To determine which "great company" in which the portfolio should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates

                                Prospectus 100
move or when forecasts of future cash flows are revised. Please see page 34 for a complete description of Intrinsic Value investing.

The allocation of the portfolio between domestic and international companies will be driven by three factors:

 .  Momentum/growth of U.S. equities and international equities;

 . Intrinsic Value momentum of the stocks in the domestic portfolio versus the stocks in the international portfolio; and

 . Market price of the stocks in the portfolios relative to their intrinsic values.

GABELLI GLOBAL GROWTH

The portfolio's sub-adviser, Gabelli Asset Management Company ("Gabelli"), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

Under normal market conditions, the portfolio will invest at least 65% of its total assets in common stock of companies involved in the global market place. The portfolio invests primarily in common stocks of foreign and domestic small capitalization, mid-capitalization and large capitalization issuers. The portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

To seek to achieve the portfolio's primary objective, Gabelli employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The portfolio invests in companies that, in Gabelli's opinion, are at the forefront of accelerated growth.

Gabelli strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, Gabelli looks for solid franchises, ideally with unique copyrights that can add to overall value creation. And lastly, Gabelli likes growth and, therefore, looks to businesses involved in the ever-evolving communication revolution. Looking forward, Gabelli continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

Currently in selecting investments, Gabelli seeks companies participating in emerging advances in interactive services and products that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The portfolio will invest in companies which Gabelli believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, Gabelli also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

Gabelli sells the portfolio's securities when Gabelli considers the stock to be overvalued, or when Gabelli feels the stock is no longer in what it considers to be a favorable media.

In seeking to achieve the investment objective of this portfolio, Gabelli may make investment decisions without giving consideration to the turnover rate of the portfolio. As a result, the turnover rate of the portfolio may be higher than other comparable portfolios. Consequently, the portfolio may incur higher transaction related expenses than portfolios that do not engage in frequent trading.

      Risks of Investing in World Equity Portfolios
                                    [GRAPHIC]

                                    Caution

The principal risks of investing in World Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each World Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks" beginning on page 30, and the Fund's SAI for more information about the risks associated with investing in the World Equity Portfolios.

                                Prospectus 101

                                PRINCIPAL RISKS
                            WORLD EQUITY PORTFOLIOS

                                                    PORTFOLIO
     -                                  ----------------------------------
                                          American       Great     Gabelli
                                           Century    Companies -- Global
     RISKS                              International  Global/2/   Growth
     -----                              ------------- ------------ -------
     Stocks                                   X            X          X
     Foreign Securities                       X            X          X
     Emerging Markets Risk                    X            X          X
     Forward Foreign Currency Contracts       X            X
     Established Company Stocks                            X
     Depositary Receipts                                   X
     Proprietary Research                                  X
     Technology Stocks                                     X          X
     Growth Investing                         X

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks the portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. To the extent a portfolio invests in emerging markets, these risks would be greater. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  Greater complex business negotiations

 .  Less liquidity

 .  More fluctuations in prices

 .  Delays in settling foreign securities transactions

 .  Higher costs for holding shares (custodial fees)

 .  Higher transaction costs

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

 .  Forward foreign currency contracts for hedging

..  Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

..  Forward Foreign Currency Contracts

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.


                                Prospectus 102

Such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise.
Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the portfolio's limitation on investing in illiquid securities.

If the portfolio manager's judgment of markets proves incorrect or the strategy does not correlate well with a portfolio's investment, the use of such hedging transactions could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a portfolio's volatility. In addition, in the event that non-exchange traded forward currency contracts are used, such transactions could result in a loss if the counterparty to the transaction does not perform as promised.

..  Depositary Receipts

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. They are subject to some of the same risks as direct investments in foreign securities, including currency risk. The regulatory requirements with respect to depositary receipts that are issued in sponsored and unsponsored programs are generally similar, but the issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the depositary receipts.

..  Established Company Stocks (Great Companies -- Global/2/)

Because domestic companies in which this portfolio invests must have been in existence for at least 50 years, and foreign companies must have been in existence for at least 15 years, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the portfolio.

..  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

..  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the portfolio may decrease if the technology industry suffers a loss.

..  Growth Investing Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.

You may lose money if you invest in any of the World Equity Portfolios.

                                    [GRAPHIC]

                                      Rook
      Investor Profiles

AMERICAN CENTURY INTERNATIONAL

For the investor who seeks long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities and is comfortable with the risks associated with investing in foreign growth securities and short-term price volatility.

GABELLI GLOBAL GROWTH

For the investor who is a long-term investor and who seeks growth of capital in a diversified portfolio of stocks of companies located inside and outside the United States.

GREAT COMPANIES -- GLOBAL2

For the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance

Because the Gabelli Global Growth and Great Companies -- Global/2/ commenced operations in September 2000, and American Century International commenced operations in May 2001, performance history for those portfolios is not included.

                                Prospectus 103

GROWTH EQUITY PORTFOLIOS

GREAT COMPANIES -- TECHNOLOGY/SM/ (formerly WRL Great Companies --
Technology/SM/)

GOLDMAN SACHS GROWTH (formerly WRL Goldman Sachs Growth)

GREAT COMPANIES -- AMERICA/SM/ (formerly WRL Great Companies -- America/SM/)

SALOMON ALL CAP (formerly WRL Salomon All Cap)

NWQ VALUE EQUITY (formerly WRL NWQ Value Equity)

This Risk/Return Summary briefly describes each Growth Equity Portfolio of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 30, and the Fund's SAI.

                                    [GRAPHIC]

                                     Target
      Objectives

GREAT COMPANIES -- TECHNOLOGY/SM/

This portfolio seeks long-term growth of capital.

GOLDMAN SACHS GROWTH

This portfolio seeks long-term growth of capital.

GREAT COMPANIES -- AMERICA/SM/

This portfolio seeks long-term growth of capital.

SALOMON ALL CAP

This portfolio seeks capital appreciation.

NWQ VALUE EQUITY

This portfolio seeks to achieve maximum, consistent total return with minimum risk to principal.


         --------------------------------------------------------------

           What is a Growth Equity Portfolio?

           Each growth equity portfolio invests in the common stock of companies that offer potentially rising share prices. These portfolios primarily aim to provide capital appreciation (a rise in share price) rather than steady income.

         -
         --------------------------------------------------------------


                                    [GRAPHIC]

                                      Rook
      Policies and Strategies


GREAT COMPANIES -- TECHNOLOGY/SM/

The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's objective by investing principally in:

 . Common stocks of companies that offer technology- or communications-related products, capital goods and services

The portfolio seeks to invest in stocks of large, established, United States-based companies that rely extensively on technology or communication advances in their product development or operations, and have benefited from technological or communications in their operating history. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great company."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; have been in business 15 years or more; be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior business franchises; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; deliver outstanding returns to shareholders; be a global

                                Prospectus 104
company (40% of revenues from non-U.S. operations); and, in the sub-adviser's opinion, be able to convert changes into opportunities. Each company's common stock must have outperformed the S&P 500 over the ten year period ending December 31, 1998. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the portfolio.

Companies identified by the sub-adviser for selection to the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

To determine a company in which the portfolio should invest, Great Companies also uses Intrinsic Value investing. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

Great Companies monitors changes in each company's Intrinsic Value over a twelve to eighteen month period. It then determines a company's Intrinsic Value Momentum (IVM), which is a measurement of the rate at which a company is increasing or decreasing its Intrinsic Value. Great Companies looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued in the market and its IVM is flat or declining when compared to the Intrinsic Value calculation, Great Companies does not invest in the stock or, if the portfolio has already invested in the company, may reduce its position in the stock. When a company's stock share price drops well below the Intrinsic Value calculation and its IVM is rising, Great Companies will normally invest in the company or, if the portfolio has already invested in the company, attempt to buy more shares.

The companies chosen by Great Companies will vary over time and Great Companies will add and subtract from its list of "great companies" based on its evaluation process. It is the opinion of Great Companies that, over the long-term, stocks selected through its evaluation process will continue to outperform the various benchmarks.

Because stock selections are limited to the companies identified as being a "great company" by Great Companies, the portfolio is non-diversified.

GOLDMAN SACHS GROWTH

The portfolio's sub-adviser, Goldman Sachs Asset Management (GSAM), seeks to achieve the portfolio's objective by investing principally in:

..  Stocks

The portfolio invests, under normal circumstances, at least 90% of total assets in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging (developing) countries and securities quoted in foreign currencies.

Stocks for this portfolio are selected based on their prospects for above-average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:

 .  prospects for above average sales and earnings growth per share

 .  high return on invested capital

 .  free cash flow generation

 . sound balance sheet, financial and accounting policies, and overall financial strength

 .  strong competitive advantages

 .  effective research, product development, and marketing

 .  pricing flexibility

 .  strength of management

 . general operating characteristics that will enable the company to compete successfully in its marketplace

The portfolio generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued.

                                Prospectus 105

GSAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.

GREAT COMPANIES -- AMERICA/SM/

The portfolio's sub-adviser, Great Companies LLC. (Great Companies), seeks to achieve the portfolio's objective by investing principally in:

..  Large-cap stocks

The portfolio seeks to invest in common stocks of large, established, United States-based companies. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great company."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior business franchises; have been in business for at least 50 years and survived the founder; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; deliver outstanding returns to shareholders; be a global company (40% of revenues from non-U.S. operations); and, in the sub-adviser's opinion, be able to convert changes into opportunities. Each company's common stock must have consistently outperformed the S&P 500 over the ten-year period ending December 29, 2000. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.

Companies identified by the sub-adviser for selection to the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

To determine which "great company" in which the portfolio should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 34 for a complete description of Intrinsic Value investing.

Because stock selections are limited to the companies identified as being a "great company" by Great Companies, the portfolio is non-diversified.

SALOMON ALL CAP

The portfolio's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve the portfolio's investment objective by investing principally in:

..  Common stocks

..  Convertible securities

To a lesser extent, the portfolio may invest in:

..  Cash and cash equivalents

This portfolio is non-diversified. The portfolio will primarily invest in common stocks, or securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures.

The portfolio's classification as "non-diversified" under the 1940 Act means that the portfolio has the ability to take larger positions in a smaller number of issuers. However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

In seeking capital appreciation, the portfolio may purchase securities of: seasoned issuers; small companies; newer companies; and new issues. The portfolio may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded.

SaBAM anticipates that the portfolio's investments generally will be in securities of companies which it

                                Prospectus 106
considers to reflect some or all of the following characteristics:

 .  Undervalued share prices

 . Special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares

 . Growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments

SaBAM purchases securities that it believes can be accurately valued, examining cash flow and management's use of cash. SaBAM looks for securities that it believes have a catalyst for price appreciation. Only those companies that pass SaBAM's strict in-depth analysis and debate are eligible for inclusion in the portfolio.

SaBAM uses a "bottom-up," fundamental research process to select the portfolio's securities. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market.

SaBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to pursue its investment objective.

NWQ VALUE EQUITY

The portfolio's sub-adviser, NWQ Investment Management Company, Inc. (NWQ), seeks to achieve its objective by investing principally in:

..  Common stocks

To a lesser extent, NWQ may invest portfolio assets in:

..  Money market and short-term instruments (Treasury Bills)

..  ADRs and exchange listed foreign stocks

NWQ employs a value-oriented approach to investing, utilizing a "bottom-up" discipline and invests in undervalued companies where catalysts exist to unlock value or improve profitability.

NWQ uses statistical measures to look for above-average stock valuations, screening for below-average price-to-earnings and price-to-book ratios, above-average dividend yields and strong financial stability.

In addition, NWQ uses normalized earnings to value cyclical companies, focuses on quality of earnings, and looks for investment in relative value. The portfolio is diversified across industries and sectors with strong long-term fundamentals. NWQ's selection process focuses on companies that are beneficiaries of restructurings or consolidations, as well as those with strong management.

The portfolio consists primarily of mid-capitalization to large capitalization companies. NWQ considers the following when making a security selection:

..  below-average price-to-earnings ratios

..  below-average price-to-book

..  strong financial stability

..  industries/sectors with strong long-term fundamentals

..  leading/strong market positions

.. uses earnings averaged over both strong and weak periods in evaluating cyclical companies

                                    [GRAPHIC]

                                    Caution
      Risks

The principal risks of investing in Growth Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each Growth Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks," beginning on page 30, and the Fund's SAI for more information about the risks associated with investing in the Growth Equity Portfolios.

                                Prospectus 107

                                PRINCIPAL RISKS
                           GROWTH EQUITY PORTFOLIOS

                              Great      Goldman    Great              NWQ
                          Companies --    Sachs  Companies -- Salomon Value
   RISKS                  Technology/SM/ Growth  America/SM/  All Cap Equity
   -----                  -------------  ------- ------------ ------- ------
   Non-Diversification          X                     X          X
   Stocks                       X           X         X          X      X
   Medium Sized Companies                                        X
   Foreign Securities
   Emerging Markets Risk
   Convertibles                             X
   Proprietary Research         X                     X
   Style Risk                   X           X         X          X      X
   Futures and Options
   Depositary Receipts
   Warrants & Rights
   Technology Stocks            X

..  Non-Diversification

To the extent a portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the portfolio holds fluctuate in price, the value of your investment in the portfolio may go up and down.

..  Medium- and Small-Sized Companies

These companies present additional risks because their earnings may be less predictable, their share price more volatile, and their securities less liquid than larger more established companies.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  More complex business negotiations

 .  Less liquidity

 .  More fluctuations in market prices

 .  Delays in settling foreign securities transactions

 .  Higher costs for holding foreign securities (custodial fees)

 .  Higher transaction costs

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

                                Prospectus 108

..  Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.

..  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

..  Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. A portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

 .  Growth Investing Risk
    Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

..  Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

..  Inaccurate market predictions

..  Imperfect correlation

..  Illiquidity

..  Tax considerations

The portfolios are not required to hedge their investments.

..  Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

..  Depositary Receipts

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. They are subject to some of the same risks as direct investments in foreign securities, including currency risk. The regulatory requirements with respect to depositary receipts that are issued in sponsored and unsponsored programs are generally similar, but the issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the depositary receipts.

..  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally

                                Prospectus 109
more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the portfolio may decrease if the technology industry suffers a loss.

You may lose money if you invest in any of the Growth Equity Portfolios.

                                    [GRAPHIC]

                                      Rook
      Investor Profiles


GREAT COMPANIES -- TECHNOLOGY/SM/

For the investor who is willing to accept the higher risk of loss inherent in a portfolio that invests in technology company securities which may be strongly affected by worldwide scientific and technological developments and governmental policies, in exchange for the potential of greater capital appreciation.

GOLDMAN SACHS GROWTH

For the investor who seeks long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

GREAT COMPANIES -- AMERICA/SM/

For the investor who seeks long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

SALOMON ALL CAP

For the investor who wants long-term growth of capital and who can tolerate the risks of a non-diversified portfolio and fluctuations in their investment.

NWQ VALUE EQUITY

For the investor who seeks both capital preservation and long-term capital appreciation and who can tolerate fluctuations inherent in stock investing.

                                Prospectus 110

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance


The bar charts and tables below give an indication of the portfolios' risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

Because Great Companies -- America/SM/ and Great Companies -- Technology/SM/ commenced operations in May, 2000 their performance history is not included.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.


 NWQ VALUE EQUITY

                                    [CHART]

                                NWQ Value Equity

--------------------------------------------

Highest and Lowest Return
(Quarterly 1997-2000)
------------------------------
                   Quarter Ended
Highest   16.23  %    6/30/99
Lowest    (17.95)%    9/30/98

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
---------------------------------------
                              Since
                            Inception
                  1 Year  (May 1, 1996)
NWQ Value Equity  15.19 %    11.69%
S&P 500 Composite
  Stock Index     (9.10)%    18.04%

--------------------------------------------

                                SALOMON ALL CAP

                                    [CHART]

                                Salomon All Cap
                                   --------------------------------------------

Highest and Lowest Return
(Quarterly 1999-2000)
-----------------------------
                  Quarter Ended
Highest   13.19 %   12/31/99
Lowest    (5.02)%    9/30/99

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
-----------------------------------------
                                Since
                              Inception
                   One Year (May 3, 1999)
Salomon All Cap    18.30 %     20.69%
Russell 3000 Index (7.46)%      2.11%

--------------------------------------------

                                Prospectus 111

                              GOLDMAN SACHS GROWTH


                                    [CHART]

                              Goldman Sachs Growth
--------------------------------------------

Highest and Lowest Return
(Quarterly 1999-2000)
------------------------------
                   Quarter Ended
Highest   20.14  %   12/31/99
Lowest     (8.13)%   12/31/00

--------------------------------------------

Average Annual Total Returns
(through December 31, 2000)
----------------------------------------------------
                                           Since
                                         Inception
                              One Year (May 3, 1999)
Goldman Sach Growth           (8.02)%      4.78%
S&P 500 Composite Stock Index (9.10)%       .54%

--------------------------------------------

                                Prospectus 112

BALANCED PORTFOLIOS

AMERICAN CENTURY INCOME & GROWTH

T. ROWE PRICE DIVIDEND GROWTH (formerly WRL T. Rowe Price Dividend Growth)

This Risk/Return Summary briefly describes certain Balanced Portfolios of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 30, and the Fund's SAI.
                                    [GRAPHIC]

                                     Target
      Objectives

AMERICAN CENTURY INCOME & GROWTH

This portfolio seeks dividend growth, current income and capital appreciation by investing in common stock.

T. ROWE PRICE DIVIDEND GROWTH

This portfolio seeks to provide an increasing level of dividend income, long-term capital appreciation, and reasonable current income through investments primarily in dividend paying stocks.


  What is a Balanced Portfolio?
  A balanced portfolio generally tries to balance three different objectives: moderate long-term growth of capital, moderate income, and moderate stability in an investor's principal. To reach these goals, balanced portfolios invest in a mixture of stocks, bonds and money market instruments.


                                    [GRAPHIC]

                                      Rook
      Policies and Strategies

AMERICAN CENTURY INCOME & GROWTH

The portfolio's sub-adviser, American Century Investment Management, Inc. ("American Century"), seeks to achieve the portfolio's objective by investing principally in:

..  Common stocks

The portfolio's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of company's earnings and changes in its earnings estimates.

In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer to build a portfolio of stocks for the ranking described earlier that it believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than the S&P 500, without taking on significant additional risk.

The portfolio manager does not attempt to time the market. Instead, under normal market conditions, it intends to keep the portfolio essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the portfolio may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the portfolio's cash assets remain liquid while performing more like stocks. The portfolio has a policy governing stock index futures and similar derivative securities to help manage the risk of these type of instruments. For example, the manager cannot leverage the portfolio's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.

                                Prospectus 113

T. ROWE PRICE DIVIDEND GROWTH

The portfolio's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the portfolio's objective by investing principally in:

.. Dividend-paying common stocks with favorable prospects for increasing dividends and long-term appreciation

To a lesser extent, T. Rowe Price may invest in:

..  Foreign securities

..  Futures

T. Rowe Price typically invests at least 65% of total assets in common stocks of dividend-paying companies that it expects to increase their dividends over time and also provide long-term appreciation.

T. Rowe Price believes that a track record of dividend increases is an excellent indicator of financial health and growth prospects, and over the long-term, income can contribute significantly to total return. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

T. Rowe Price looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out of favor or undervalued by the market. Holdings tend to be in large to medium-sized companies. In selecting investments, T. Rowe Price favors companies with one or more of the following:

 . Either a track record of, or the potential for, above-average earnings and dividend growth

 .  A competitive current dividend yield

 . A sound balance sheet and solid cash flow to support future dividend increases

 .  A sustainable competitive advantage and leading market position

 . Attractive valuations such as low price/earnings, price/cash flow, or price/dividend ratios yield

While the portfolio invests primarily in U.S. common stocks, T. Rowe Price may also purchase other securities including foreign securities (up to 25%), convertible securities, warrants, preferred stocks, and corporate and government debt when considered consistent with the portfolio's objective. Futures and options may be used for any number of reasons, including: managing the portfolio's exposure to securities prices and foreign currencies; to enhance income; to manage cash flows efficiently; or to protect the value of portfolio securities. If the portfolio uses futures and options, it is exposed to additional volatility and potential losses.

The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the portfolio's principal investment strategies). Under these circumstances, the portfolio may be unable to achieve its investment objective.

                                    [GRAPHIC]

                                    Caution
      Risks

The principal risks of investing in Balanced Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each Balanced Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances that could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks," beginning on page 30 and the Fund's SAI for more information about the risks associated with investing in Balanced Portfolios.

                                Prospectus 114

                                PRINCIPAL RISKS
                              BALANCED PORTFOLIOS

                                                PORTFOLIO
                  -                         -----------------
                                            American T. Rowe
                                            Century   Price
                                            Income & Dividend
                  RISKS                      Growth   Growth
                  -----                     -------- --------
                  Stocks                       X        X
                  Convertibles                          X
                  Style Risk                            X
                  Quantitative Models          X
                  Futures and Options                   X
                  Dividend-Paying Companies             X
                  Foreign Securities                    X

..  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in a portfolio will go up and down.

..  Foreign Securities

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

 .  Changes in currency values

 .  Currency speculation

 .  Currency trading costs

 .  Different accounting and reporting practices

 .  Less information available to the public

 .  Less (or different) regulation of securities markets

 .  More complex business negotiations

 .  Less liquidity

 .  More fluctuations in market prices

 .  Delays in settling foreign securities transactions

 .  Higher costs for holding foreign securities (custodial fees)

 .  Higher transaction costs

 .  Vulnerability to seizure and taxes

 .  Political instability and small markets

 .  Different market trading days

..  Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

..  Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

 .  Inaccurate market predictions

 .  Imperfect correlation

 .  Illiquidity

 .  Tax considerations

The portfolios are not required to hedge their investments.

..  Quantitative Models

Securities selected using statistical models may result in incorrect asset allocations causing overall returns to be lower than if other methods of selection were used.

                                Prospectus 115

..  Style Risk -- Dividend-Paying Companies (T. Rowe Price Dividend Growth)

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. A portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

T. Rowe Price's emphasis on dividend-paying companies could result in significant investments in large-capitalization stocks. At times, stocks such as these may lag shares of smaller, faster-growing companies. Also, a company may reduce or eliminate its dividend. The portfolio's efforts to buy stocks that appear temporarily out of favor also carries the risk that a stock or group of stocks may remain out of favor for a long time and may continue to decline.

You may lose money if you invest in any of the Balanced Portfolios.

                                    [GRAPHIC]

                                      Rook
      Investor Profiles

AMERICAN CENTURY INCOME & GROWTH

For the investor who seeks long-term growth, is comfortable with the portfolio's short-term price volatility and the risks associated with the portfolio's investment strategy.

T. ROWE PRICE DIVIDEND GROWTH

For the investor who wants a reasonable level of current income from equity investments that have the potential to rise faster than inflation, and who can tolerate significant fluctuations in the value of their investments.

                                Prospectus 116

                                    [GRAPHIC]

                                    Bar Chart
      Portfolio Performance

The bar chart and table below give an indication of a portfolio's risks and performance. The charts show changes in a portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The tables show how a portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

Because the American Century Income & Growth portfolio commenced operations in May 2001, its performance history is not included.

When you consider this information, please remember that a portfolio's performance in past years is not necessarily an indication of how a portfolio will do in the future.

 T. ROWE PRICE DIVIDEND GROWTH

                                    [CHART]

                          T. Rowe Price Dividend Growth

                        -----------------------------
                        Highest and Lowest Return
                        (Quarterly 1999-2000)
                        -----------------------------
                                          Quarter Ended
                        Highest    4.22 %   12/31/00
                        Lowest    (8.95)%    9/30/99

--------------------------------------------

                  Average Annual Total Returns
                  (through December 31, 2000)
                  --------------------------------------------
                                                     Since
                                                   Inception
                                         1 Year  (May 3, 1999)
                  T. Rowe Price Dividend
                    Growth                9.87 %     1.04%
                  S&P Composite Index    (9.10)%      .54%

--------------------------------------------

                                Prospectus 117

RISK/REWARD INFORMATION


Before you choose an investment portfolio, please consider . . .

All of the investment portfolios involve risk, but there is also the potential for reward. You can lose money -- and you can make money. The Fund portfolios are structured so that each offers a slightly different degree of risk and reward than others.

In this prospectus, we've arranged the portfolios in order of risk/reward from highest to lowest. Notice the scale at the right. It covers the full spectrum of risk/reward of the portfolios described in this prospectus.

What risk/reward level is for you? Ask yourself the following:

  (1)How well do I handle fluctuations in my account value?
     The higher a portfolio is on the risk/reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

  (2)Am I looking for a higher rate of return?
     Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a portfolio at the higher end of the spectrum may be right for you.

A final note: These portfolios are designed for long-term investment.

Each portfolio has an investment objective that it tries to achieve by following certain investment strategies and techniques. The objective can be changed without shareholder vote.

                                                     Van Kampen Emerging Growth
                                                        T. Rowe Price Small Cap
                                                  Pilgrim Baxter Mid Cap Growth
                                                        Alger Aggressive Growth

                                                 American Century International
                                                          Gabelli Global Growth
                                                  Great Companies -- Global/2 /

                                              Great Companies -- Technology/SM/
                                                           Goldman Sachs Growth
                                                 Great Companies -- America/SM/
                                                                Salomon All Cap
                                                               NWQ Value Equity

                                               American Century Income & Growth
                                                  T. Rowe Price Dividend Growth


Higher (left triangle)__________________ Risk/Reward ______________________
(right triangle) Lower

 Aggressive Equity World Equity Growth Equity Balanced


                                Prospectus 118

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual portfolios on pages 2 through 28, you found descriptions of the strategies and risks associated with each. In those pages, you were referred to this section for a more complete description of the risks. For best understanding, first read the description of the portfolio you're interested in. Then refer to this section and read about the risks particular to that portfolio. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

                                    [GRAPHIC]

                                      Rook

Diversification and Concentration. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable portfolio.

All of the portfolios (except Salomon All Cap, Great Companies -- America/SM/ and Great Companies -- Technology/SM/ qualify as diversified funds under the 1940 Act. The diversified portfolios are subject to the following diversification requirements (which are set forth in full in the SAI):

.. As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.

.. As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.

..  As a fundamental policy governing concentration, no portfolio will invest
   25% or more of its assets in any one particular industry, other than U.S. government securities. (Subject to shareholder approval of certain portfolios at a special meeting on May 29, 2001.)

Salomon All Cap, Great Companies -- America/SM/ and Great Companies -- Technology/SM/ each reserves the right to become a diversified investment company (as defined by the 1940 Act).

                                    [GRAPHIC]

                                    Caution

Investing in common stocks. Many factors cause common stocks to go up and down in price. A major one is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your portfolio holds stocks, there's a risk that some or all of them may be down in price when you choose to sell, causing you to lose money. This is called market risk.

                                    [GRAPHIC]

                                    Caution

Investing in preferred stocks. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

                                    [GRAPHIC]

                                    Caution

Investing in convertible securities, preferred stocks, and bonds. Since preferred stocks and corporate bonds pay a stated return, their prices usually don't depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.

                                Prospectus 119

                                    [GRAPHIC]

                                    Caution

Various Investment Techniques. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the portfolio of investment and are not used for leverage.

                                    [GRAPHIC]

                                    Caution

T. Rowe Price Reserve Investment Fund. The T. Rowe Price Small Cap and T. Rowe Price Dividend Growth portfolios may invest in money market instruments directly or indirectly through investment in the Reserve Investment Fund (Reserve Fund). The Reserve Fund is advised by T. Rowe Price and charges no advisory fees to the Reserve Fund, but other fees may be incurred which may result in a duplication of fees. Further information is included in the SAI.

                                    [GRAPHIC]

                                    Caution

Volatility. The more an investment goes up and down in price, the more volatile it is. Volatility increases the market risk because even though your portfolio may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile portfolio is down, you could lose more.

                                    [GRAPHIC]

                                    Caution

Investing in bonds. Like common stocks, bonds fluctuate in value, though the factors causing this fluctuation are different, including:

.. Changes in interest rates. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

.. Length of time to maturity. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

.. Defaults. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

.. Declines in ratings. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price. Bonds that are rated below BBB by S&P, and below Ba by Moody's, are considered to be below investment grade. Moody's rates bonds in nine categories, from Aaa to C, with Aaa being the highest with least risk. S&P rates bonds in six categories, from AAA to D, with AAA being the highest.

..  Low Rating. High-yield/high-risk fixed-income securities (commonly known as
   "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative than higher rated bonds, have a greater vulnerability to economic changes and are less liquid. The market for such securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold and may diminish a portfolio's ability to obtain accurate market quotations when valuing the portfolio securities and calculating the portfolio's net asset value.

.. Lack of rating. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors.

                                Prospectus 120

  They're considered riskier because of the higher possibility of default or loss of liquidity.

.. Loss of liquidity. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up". In that case, the bond may be hard to sell or "liquidate" (convert to cash).

                                    [GRAPHIC]

                                    Caution

Investing in foreign securities. These are investments offered by foreign companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

.. Changes in currency values. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of the securities held by a portfolio could drop too, even if the securities are strong. In turn, the value of the shares of the portfolio could also drop. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

.. Currency speculation. The foreign currency market is largely unregulated and subject to speculation.

..  ADRs/ADSs. Some portfolios also invest in American Depositary Receipts
   (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. A portfolio incurs costs when it converts other currencies into dollars, and vice-versa.

..  Euro Conversion. On January 1, 1999, certain participating countries in the
   European Economic Monetary Union adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries issued new debt and redenominated existing debt in Euros; corporations chose to issue stocks or bonds in Euros or national currency. The new European Central Bank (the "ECB") will assume responsibility for a uniform monetary policy in participating countries. Euro conversion risks that could affect a portfolio's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2002 and beyond; (4) potential U.S. tax issues with respect to portfolio securities; and (5) the ECB's abilities to manage monetary policies among the participating countries; and (6) the ability of financial institution systems to process Euro transactions.

.. Different accounting and reporting practices. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

.. Less information available to the public. Foreign companies usually make less information available to the public.

.. Less regulation. Securities regulations in many foreign countries are more lax than in the U.S.

.. More complex negotiations. Because of differing business and legal procedures, a portfolio may find it hard to enforce obligations or negotiate favorable brokerage commission rates.

.. Less Liquidity/more volatility. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

.. Settlement delays. "Settlement" is the process of completing a securities transaction. In many countries, this process takes longer than it does in the U.S.

.. Higher custodial charges. Fees charged by the Fund's custodian for holding shares are higher for foreign securities than that of domestic securities.

.. Higher transaction costs. Fees charged by securities brokers are often higher for transactions involving foreign securities than domestic securities. Higher expenses, such as brokerage fees, may reduce the return a portfolio might otherwise achieve.

.. Vulnerability to seizure and taxes. Some governments can seize assets. They may also limit movement of assets from the country. A portfolio's interest, dividends and capital gains may be subject to foreign withholding taxes.

                                Prospectus 121

.. Political instability and small emerging markets. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulations of banks and capital markets can be weak.

.. Different market trading days. Foreign markets may not be open for trading when U.S. markets are and asset values can change before your transaction occurs.

.. Hedging. A portfolio may, but will not necessarily, enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases, and sales of such securities.

                                    [GRAPHIC]

                                    Caution

Investing in futures, options and derivatives. Besides conventional securities, your portfolio may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

.. Inaccurate market predictions. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

.. Prices may not match. Movements in the price of the financial contracts may be used to offset movements in the price of other securities you own. If those prices don't correlate or match closely, the benefits of the transaction might be diminished.

.. Illiquid markets. If there's no market for the contracts, the portfolio may not be able to control losses.

.. Tax consequences. Sometimes the possibility of incurring high taxes on a transaction may delay closing out a position and limit the gains it would have produced.

                                    [GRAPHIC]

                                    Caution

Investing in special situations. Each portfolio may invest in "special situations" from time to time. Special situations arise when, in the opinion of a portfolio manager, a company's securities may be undervalued, then increase considerably in price, due to:

..  a new product or process

..  a management change

..  a technological breakthrough

..  an extraordinary corporate event

.. a temporary imbalance in the supply of, and demand for, the securities of an issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a portfolio will depend on the size of a portfolio's investment in a situation.

                                    [GRAPHIC]

                                      Rook

CASH POSITION

A portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease.

                                    [GRAPHIC]

                                  Question Mark

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.

Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyholders.

                                Prospectus 122

                                    [GRAPHIC]

                                      Rook

SHORT SALES

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

                                    [GRAPHIC]

                                      Rook

INTRINSIC VALUE
(GREAT COMPANIES PORTFOLIOS)

Great Companies monitors changes in each "great company's" Intrinsic Value over a twelve to eighteen month period. It then determines a company's Intrinsic Value Momentum (IVM), which is a measurement of the rate at which a company is increasing or decreasing its Intrinsic Value. Great Companies looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued and its IVM is flat or declining in the market when compared to the Intrinsic Value calculation, Great Companies does not invest in the stock or, if the fund has already invested in the company, may reduce its position in the stock. When the stock share price drops well below the Intrinsic Value calculation and its IVM is rising, Great Companies will normally invest in the company, or, if the fund has already invested in the company, attempt to buy more shares.

                                    [GRAPHIC]

                                      Rook

CORE PROCESS (GOLDMAN SACHS PORTFOLIO)

There are two building blocks in Goldman Sachs' active management of a portfolio: stock selection and portfolio construction.

During the stock selection phase, the portfolio uses the Goldman Sachs & Co.'s (Goldman Sachs) proprietary multifactor model ("Multifactor Model"), a rigorous computerized rating system, to forecast the returns of securities held in the portfolio. The Multifactor Model incorporates common variables covering measures of research, value, momentum, profitability and earnings quality. All of these factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both Goldman Sachs' quantitative and qualitative analysis.

During the portfolio construction phase, a proprietary risk model, which is intended to identify and measure risk as accurately as possible, includes all the above factors used in the return model to select stocks, as well as several other factors associated with risk but not return. In this process, the sub-adviser manages risk by attempting to limit deviations from the benchmark, and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the portfolio's benchmark.

                                    [GRAPHIC]

                                  Question Mark
      Investment Strategies

A portfolio is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Directors. No portfolio is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the portfolios to other risks and considerations, which are discussed in the Fund's SAI.

                                Prospectus 123

HOW THE FUND IS MANAGED AND ORGANIZED


                                    [GRAPHIC]

                                  Question Mark
HOW THE FUND IS MANAGED AND ORGANIZED

The Fund's Board is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Directors and executive officers of the Fund is contained in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (AEGON/Transamerica Advisers) (Prior to May 1, 2001, WRL Investment Management, Inc.) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. (Prior to this date, Western Reserve Life Assurance Co. of Ohio (Western Reserve) served as investment adviser to the Fund). The investment adviser is a direct, wholly-owned subsidiary of Western Reserve which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly-owned by AEGON USA, Inc. (Great Companies, L.L.C. is an indirect subsidiary which is 30% owned by AEGON USA.) AEGON USA, Inc. is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. The investment adviser had no prior experience as an adviser.

Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.

The Fund has received an order from the Securities and Exchange Commission that will permit the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to: (1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser; (2) materially change the terms of any sub-advisory agreement; and (3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

As compensation for its services to the portfolios, the investment adviser receives monthly compensation at an annual rate of a percentage of the average daily net assets of each portfolio. The advisory fees for each portfolio are:

                                      Advisory
Portfolio                               Fee
---------                             --------
Van Kampen Emerging
  Growth                               0.80%
Alger Aggressive Growth                0.80%
NWQ Value Equity                       0.80%
Great Companies --
   America/SM/                         0.80%
Great Companies --
   Technology/SM/                      0.80%
Salomon All Cap               0.90% up to $100 million
                              0.80% over $100 million
T. Rowe Price Dividend        0.90% up to $100 million
  Growth                      0.80% over $100 million
T. Rowe Price Small Cap                0.75%
Pilgrim Baxter Mid Cap        0.90% up to $100 million
  Growth                      0.80% over $100 million
Goldman Sachs Growth          0.90% up to $100 million
                              0.80% over $100 million
Gabelli Global Growth         1.00% up to $500 million
                             of the portfolio's average
                             daily net assets; 0.90% of
                              assets over $500 million
                               up to $1 billion; and
                               0.80% over $1 billion
Great Companies -- Global/2/           0.80%

                                Prospectus 124

                                         Advisory
                               Portfolio   Fee
                               --------- --------
American Century             1.00% of the first $50
  International            million of the portfolio's
                            average daily net assets;
                            0.95% of the portfolio's
                            average daily net assets
                             over $50 million up to
                             $150 million; and 0.90%
                           of the portfolio's average
                           daily net assets over $150
                               million up to $500
                            million; and 0.85% of the
                            portfolios average daily
                             net assets in excess of
                                  $500 million
American Century Income &    0.90% of the first $100
  Growth                   million of the portfolio's
                            average daily net assets;
                             0.85% of the portfolios
                            average daily net assets
                             over $100 million up to
                             $250 million; and 0.80%
                           of the portfolio's average
                          daily net assets in excess of
                                  $250 million

EXPENSE REIMBURSEMENT

AEGON/Transamerica Advisers has entered into an expense limitation agreement with the Fund on behalf of each applicable portfolio, pursuant to which AEGON/Transamerica Advisers has agreed to reimburse a portfolio for certain operating expenses so that the total annual operating expenses of each applicable portfolio do not exceed the total operating expenses specified for that portfolio (expense cap) in the portfolio's then-current SAI. The Fund, on behalf of an applicable portfolio, will at a later date reimburse AEGON/Transamerica Advisers for operation expenses previously paid on behalf of such portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2001, and automatically renews for one-year terms unless AEGON/Transamerica Advisers provides written notice to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to AEGON/Transamerica Advisers.
SUB-ADVISERS

Here is a listing of the sub-advisers and the portfolios they manage:

Sub-Adviser                     Portfolio
-----------                     ---------
Alger                    Alger Aggressive Growth
NWQ                         NWQ Value Equity
T. Rowe Price         T. Rowe Price Dividend Growth
                         T. Rowe Price Small Cap
SBAM                         Salomon All Cap
GSAM                      Goldman Sachs Growth
Pilgrim Baxter           Pilgrim Baxter Mid Cap
                                 Growth
Van Kampen             Van Kampen Emerging Growth
Great Companies, Inc.      Great Companies --
                               America/SM/
                           Great Companies --
                              Technology/SM/
                      Great Companies -- Global/2/
Gabelli Asset             Gabelli Global Growth
  Management Company
American Century            American Century
                              International
                            American Century
                             Income & Growth

Day-to-day management of the investments in each portfolio is the responsibility of the portfolio manager. The portfolio managers of these portfolios of the Fund are:

VAN KAMPEN EMERGING GROWTH

Gary M. Lewis leads an investment team and is primarily responsible for the day to day management of this portfolio. Mr. Lewis has been senior vice president of VKAM since October, 1995. Previously, he served as vice president/portfolio manager of VKAM from 1989 to October 1995.

T. ROWE PRICE SMALL CAP

Paul W. Wojcik, CFA has managed this portfolio since December 2000 and heads the Investment Team for this portfolio. He joined T. Rowe Price in 1996 and has been a member of the investment team since the portfolio's inception. Prior to joining T. Rowe Price, Mr. Wojcik was a senior programmer/analyst at Fidelity Investments.

                                Prospectus 125

PILGRIM BAXTER MID CAP GROWTH

Gary L. Pilgrim, CFA has served as portfolio manager of the portfolio since March, 2001. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter. He has been a growth stock manager for over 30 years.

ALGER AGGRESSIVE GROWTH

David D. Alger has been employed by Alger since 1971 and has served as president since 1995. He has managed this portfolio since inception.

Seilai Khoo has served as co-manager of this portfolio since June 2000. She has been employed by Alger as a senior research analyst since 1989, a senior vice president since 1995, and an executive vice president since 2000. Ms. Khoo also serves as a portfolio manager of other Alger funds.

GABELLI GLOBAL GROWTH

The portfolio is managed by an investment team that is headed by Marc J. Gabelli, Portfolio Manager. Mr. Gabelli, as Team Manager, is primarily responsible for all the investment decisions for the portfolio. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli Funds, LLC since 1993.

SALOMON ALL CAP

Ross S. Margolies has managed this portfolio since inception. Mr. Margolies joined Salomon in 1992.

Robert M. Donahue, Jr. assists in the day-to-day management of the portfolio. Prior to joining SBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company.

GOLDMAN SACHS GROWTH

Herbert E. Ehlers, Managing Director of GSAM, has served as head of the investment team that has managed the portfolio since inception. As of the date of this prospectus, the investment team consists of nineteen people. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.
AMERICAN CENTURY INCOME & GROWTH

American Century uses a team of portfolio managers and analysts to manage this portfolio. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the portfolio's investment objective and strategy.

The portfolio managers on the investment team are:

John Schneidwind, CFA, Senior Vice President, Senior Portfolio Manager and Group Leader -- Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams.

Kurt Borgwardt, CFA, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since inception.

AMERICAN CENTURY INTERNATIONAL

American Century uses a team of portfolio managers and analysts to manage this portfolio. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the portfolio's investment objective and strategy.

The portfolio managers on the investment team are:

Henrik Strabo, Chief Investment Officer -- International Equities, has been a member of the team since the fund's inception. He joined American Century in 1993 and serves as a member of other management teams for various American Century funds.

Mark S. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. Mr. Kopinski joined American Century in April 1997 and serves as a member of other management teams for various American Century funds. Prior to rejoining American Century in 1997, Mr. Kopinski served as Vice President and Portfolio Manager at Federated Investors, Inc. From 1990 -- 1995, he served as Vice President and a member of the management team for American Century International Growth and International Discovery.

                                Prospectus 126

NWQ VALUE EQUITY

E. C. "Ted" Friedel has been the senior manager of this portfolio since inception. He has been a managing director and investment strategist with NWQ since 1983.

Jon D. Bosse became co-manager of the portfolio in January, 2001. Mr. Bosse joined NWQ in October, 1996 as Director of Equity Research and Managing Director. Prior to joining NWQ, he served as Director of Equity Research and portfolio manager at ARCO Investment Management Company.

T. ROWE PRICE DIVIDEND GROWTH

Thomas J. Huber, CFA, has served as manager of this portfolio since March 2000, and has been part of the Investment Team since the portfolio's inception. Mr. Huber is a Vice President of T. Rowe Price Associates. Within the Equity Division, he covers consumer products, leisure and gaming, apparel, drugstores and supermarkets. Before joining the firm in 1994, he worked for NationsBank as a Corporate Banking Officer.

GREAT COMPANIES -- AMERICASM
GREAT COMPANIES -- TECHNOLOGYSM
GREAT COMPANIES -- GLOBAL2

James H. Huguet and Gerald W. Bollman, CFA serve as co-portfolio managers of these portfolios. Mr. Huguet serves as director, president and Co-CEO of Great Companies, L.L.C. From 1994-1998, Mr. Huguet was executive vice president of Information Resources, Inc., Chicago, Il, a market research firm.

Mr. Bollman is executive vice president of Great Companies, L.L.C. From 1995-1999, Mr. Bollman was chairman and manager of Intrinsic Value Associates, an investment advisory service for institutional managers. He previously served as executive vice president and portfolio manager for Continental Asset Management Corporation.

                                Prospectus 127

PERFORMANCE INFORMATION


The Fund may include quotations of a portfolio's total return or yield in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return and yield quotations for a portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not inany way indicate or project future performance. Quotations of total return and yield will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return and yield information for the separate accounts, policies or annuity contracts.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.

SIMILAR SUB-ADVISER PERFORMANCE

A portfolio may disclose in advertisements, supplemental sales literature, and reports to policyowners or to prospective investors total returns of an existing SEC-registered fund that is managed by the portfolio's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such portfolio (a "Similar Sub-Adviser Fund").
Although the Similar Sub-Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated portfolio, and are managed by the same sub-adviser as the designated portfolio, you should not assume that any portfolio will have the same future performance as Similar Sub-Adviser Funds whose total returns are shown. Each portfolio's future performance may be greater or less than the historical performance of the corresponding Similar Sub-Adviser Fund. There can be no assurance, and no representation is made, that the investment results of any portfolio will be comparable to the results of any of the Similar Sub-Adviser Funds or any other fund managed by AEGON/Transamerica Advisers or any sub-adviser.

The table below sets forth certain portfolios of the Fund and, for each portfolio's respective Similar Sub-Adviser Fund, the fund's inception date, asset size, and the average annual total returns for the one, five and ten year periods (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 2000. These figures are based on the actual investment performance of the Similar Sub-Adviser Funds. Each Similar Sub-Adviser Fund has higher total expenses than its corresponding portfolio of the Fund. The average annual total returns for the Similar Sub-Adviser Funds are shown with and without the deductions of any applicable sales load. You should note that the performance of the Similar Sub-Adviser Funds does not reflect the historical performance of any portfolios.

The performance of Similar Sub-Adviser Funds does not reflect any of the charges, fees, and expenses imposed under the policies or annuity contracts. Such performance would in each case be lower if it reflected these charges, fees and expenses. See the contract form or disclosure document for the policy or annuity contract. (The Disclosure Documents for the policy or annuity contract describe Similar Sub-Advisers Funds as "Similar Sub-Advised Funds.")

(See the SAI for more information about the portfolios' performance.)

                                Prospectus 128

SIMILAR SUB-ADVISER FUND PERFORMANCE

                                                                                   Average Annual Total Return
                                                                                       (with Sales Loads)
                                                                                   ---------------------------
                                            Similar                                                   10 Years
                                          Sub-Adviser            Inception Total                      or Since
WRL Portfolio                                Fund                  Date    Assets   1 Year   5 Years Inception
--------------------------------------------------------------------------------------------------------------

Alger Aggressive Growth                 The Alger Fund           Class A   $282.8M (31.14)%   N/A     19.06%
                                Capital Appreciation Portfolio   12/31/96
                                       Class A Shares(2)
Van Kampen Emerging Growth                Van Kampen             Class A   $15.8B  (16.46)%  26.82%   25.40%
                                      Emerging Growth(3)         10/2/70
Goldman Sachs Growth                 Goldman Sachs Capital       Class A    $3.4B  (12.74)%  19.50%   18.87%
                                        Growth Fund(4)           4/20/90
T. Rowe Price Dividend Growth       T. Rowe Price Dividend       12/30/92   $751M   10.06 %  15.06%   15.83%
                                        Growth Fund(1)
T. Rowe Price Small Cap            T. Rowe Price Diversified     6/30/97    $85M    (8.29)%   N/A      7.76%
                                  Small-Cap Growth Fund(1)(7)
Pilgrim Baxter                    PBHG Growth II Portfolio(1)    4/30/97    $376M  (15.42)%   N/A     20.21%
  Mid Cap Growth
Salomon All Cap                        Salomon Brothers          Class O    $227M   19.20 %  25.22%   19.07%
                                        Capital Fund(5)          8/23/76
Gabelli Global Growth(8)       Gabelli Global Growth (Class AAA) 2/07/94   $271.9M (37.49)%  22.65%   19.16%
American Century International  American Century International    5/9/91     $5B   (15.01)%  17.91%   15.46%
                                           Growth(1)
                                        Investor Class
American Century                   American Century Income &     12/17/90    $5B   (10.54)%  17.60%   17.73%
  Income & Growth                          Growth(1)
                                        Investor Class

(1)The T. Rowe Price Dividend Growth, PBHG Growth II, T. Rowe Price Diversified Small Cap Growth, American Century International Growth and American Century Income & Growth Funds do not have sales loads.
(2)Total returns are for Class A shares of The Alger Fund Capital Appreciation Portfolio and reflect a deduction of a 4.75% front-end sales load. The Portfolio also offers Class B and Class C shares with different sales loads. Calculating total return with those sales loads may have resulted in lower total returns. The inception dates for Class A, B and C shares are 12/31/96, 11/1/93 and 8/1/97, respectively.
(3)Total returns are for Class A shares of the Van Kampen Emerging Growth Fund and reflect a deduction of a 5.75% front end sales load and an annual 12b-1 fee of up to 0.25%. The fund also has Class B and Class C shares with different sales loads and annual 12b-1 fees. Calculating total return with those sales loads may have resulted in lower total returns. The Fund's performance during the one-year period ended December 31, 1999 is largely attributable to investments in the technology sector, which performed favorably for the period. This performance was achieved during a rising market, and there is no guarantee that this performance record or the circumstances leading to it can be replicated in the future. As the Fund expects to have a substantial portion of its assets invested in equity securities of emerging growth companies, the Fund will be subject to more volatility and erratic movements than the market in general.
(4)Total returns are for Class A shares of the Goldman Sachs Capital Growth Fund and reflects a deduction of a 5.5% front-end sales load. They assume reinvestment of all distributions at net asset value. The Fund also offers Class B and Class C shares with different sales loads.
(5)Total returns are for Class O shares of the Salomon Brothers Capital Fund. Class O shares are sold without any sales charge to the fund. The fund also offers Class A, Class B and Class 2 shares. Since May 1, 1990, the Fund has been managed by Salomon Brothers Asset Management Inc. Prior hereto, it was managed by Lehman Management Co.
(6)Total returns for the T. Rowe Price Diversified Small-Cap Growth Fund reflect past and present expense limitations, which increased the fund's total return.
(7)Gabelli Global Growth (Class AAA shares) does not have a sales load. The Fund offers Class A, Class B and Class C shares, which may have different returns due to differing fee structures.

                                Prospectus 129

OTHER INFORMATION

                                    [GRAPHIC]

                                  Question Mark
      Purchase and Redemption of Shares

As described earlier in the prospectus, shares of the portfolios are sold exclusively to certain separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and to certain qualified plans administered by Diversified Investment Advisors, and are not offered to the public. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

                                    [GRAPHIC]

                                  Question Mark
      Valuation of Shares

Each portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open.

Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt of an order.


  What is Net Asset Value?

  The net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio.


Except for money market instruments maturing in 60 days or less, securities held by portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.

                                    [GRAPHIC]

                                  Question Mark
      Dividends and Distributions

Each portfolio intends to distribute substantially all of its net investment income, if any. Dividends from investment income of a portfolio normally are declared daily and reinvested monthly in additional shares of the portfolio at net asset value. Distributions of net realized capital gains from security transactions normally are declared and paid in additional shares of the portfolio at the end of the fiscal year.

                                    [GRAPHIC]

                                  Question Mark
      Taxes

Each portfolio has either qualified and expects to continue to qualify or will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each portfolio's intention to distribute all such income and gains.

Shares of each portfolio are offered only to the separate accounts of Western Reserve and its affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and the annuity contracts.

Section 817(h) of the Code and the regulations thereunder impose
"diversification" requirements on each portfolio. Each portfolio intends to comply with

                                Prospectus 130
the diversification requirements. These requirements are in addition to the diversification requirements imposed on each portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.

                                    [GRAPHIC]

                                  Question Mark
      Report to Policyholders

The fiscal year of each portfolio ends on December 31 of each year. The Fund will send to you, at least semi-annually, reports which show the portfolios' composition and other information. An annual report, with audited financial information, will be sent to you each year.
                                    [GRAPHIC]

                                  Question Mark
      Distribution and Service Plans

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser, and serves as principal underwriter for the Fund. The Plan permits the use of Fund assets to help finance the distribution of the shares of the portfolios. Under the Plan, the Fund, on behalf of the portfolios, is permitted to pay to various service providers up to 0.15% of the average daily net assets of each portfolio as payment for actual expenses incurred in connection with the distribution of the shares of the portfolios. Because these fees are paid out of Fund assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

As of the date of this prospectus, the Fund has not paid any distribution fees under the Plan and does not intend to do so before April 30, 2001. You will receive written notice prior to the payment of any fees under the Plan.

                                    [GRAPHIC]

                                  Question Mark
      Brokerage Enhancement Plan

The fund has adopted, subject to approval by shareholders at a Special Meeting on May 29, 2001 and in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each portfolio's shares. Under the Plan, the Fund will use recaptured commissions to pay for distribution expenses. Except for recaptured commissions, the portfolios do not incur any asset based or additional fees or charges under the Plan.

Under the Plan, the investment adviser will be authorized to direct sub-advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution will still apply to these transactions.) These broker-dealers have agreed to give a percentage of their commissions from the sale and purchases of securities to AFSG.

                                Prospectus 131

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a portfolio's financial performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2000 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777. (Information is not included for American Century Income & Growth or American Century International as they had not commenced operations on December 31, 2000).

FOR THE YEAR ENDED

                                                                                   WRL Van Kampen Emerging Growth
                                                                  ---------------------------------------------------
                                                                                            December 31,
                                                                  ---------------------------------------------------
                                                                     2000         1999         1998         1997
                                                                  -----------  -----------  -----------  -----------
Net asset value, beginning of year............................... $     46.01  $     26.92  $     20.37  $     18.46
                                                                  -----------  -----------  -----------  -----------
  Income from operations:
   Net investment income (loss)..................................       (0.13)       (0.15)       (0.08)       (0.05)
   Net realized and unrealized gain (loss) on investments........       (4.55)       26.83         7.56         4.03
                                                                  -----------  -----------  -----------  -----------
    Net income (loss) from operations............................       (4.68)       26.68         7.48         3.98
                                                                  -----------  -----------  -----------  -----------
  Distributions:
   Dividends from net investment income..........................       (0.28)        0.00         0.00         0.00
   Dividends in excess of net investment income..................       (0.13)       (0.21)        0.00         0.00
   Distributions from net realized gains on investments..........      (11.26)       (7.38)       (0.93)       (2.07)
   Distributions in excess of net realized gains on investments..        0.00         0.00         0.00         0.00
                                                                  -----------  -----------  -----------  -----------
    Total distributions..........................................      (11.67)       (7.59)       (0.93)       (2.07)
                                                                  -----------  -----------  -----------  -----------
Net asset value, end of year..................................... $     29.66  $     46.01  $     26.92  $     20.37
                                                                  ===========  ===========  ===========  ===========
Total return.....................................................    (11.92)%     105.16 %      37.33 %      21.45 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 1,840,848  $ 1,916,025  $   853,440  $   592,003
  Ratio of expenses to average net assets........................      0.85 %       0.87 %       0.89 %       0.93 %
  Ratio of net investment income (loss) to average net assets....     (0.26)%      (0.44)%      (0.36)%      (0.27)%
  Portfolio turnover rate........................................    120.78 %     117.72 %      99.50 %      99.78 %




                                                                     1996
                                                                  -----------
Net asset value, beginning of year............................... $     16.25
                                                                  -----------
  Income from operations:
   Net investment income (loss)..................................       (0.04)
   Net realized and unrealized gain (loss) on investments........        3.10
                                                                  -----------
    Net income (loss) from operations............................        3.06
                                                                  -----------
  Distributions:
   Dividends from net investment income..........................        0.00
   Dividends in excess of net investment income..................        0.00
   Distributions from net realized gains on investments..........       (0.85)
   Distributions in excess of net realized gains on investments..        0.00
                                                                  -----------
    Total distributions..........................................       (0.85)
                                                                  -----------
Net asset value, end of year..................................... $     18.46
                                                                  ===========
Total return.....................................................     18.88 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $   431,454
  Ratio of expenses to average net assets........................      0.94 %
  Ratio of net investment income (loss) to average net assets....     (0.24)%
  Portfolio turnover rate........................................     80.02 %

Pleasenote:  Prior to May 1, 2001, the Fund was named WRL Series Fund, Inc.
      Each portfolio had "WRL" as part of its name as reflected in these Financial Highlights for the year ended December 31, 2000.

                                Prospectus 132

FOR THE YEAR ENDED

                                                                                    WRL Alger Aggressive Growth
                                                                  ---------------------------------------------------
                                                                                            December 31,
                                                                  ---------------------------------------------------
                                                                      2000         1999         1998         1997
                                                                  -----------  -----------  -----------  -----------
Net asset value, beginning of year............................... $     33.28  $     22.44  $     16.04  $     14.18
                                                                  -----------  -----------  -----------  -----------
  Income from operations:
   Net investment income (loss)..................................       (0.09)       (0.15)       (0.04)       (0.01)
   Net realized and unrealized gain (loss) on investments........      (10.03)       14.95         7.68         3.44
                                                                  -----------  -----------  -----------  -----------
   Net income (loss) from operations.............................      (10.12)       14.80         7.64         3.43
                                                                  -----------  -----------  -----------  -----------
  Distributions:
   Dividends from net investment income..........................       (0.32)       (0.16)        0.00         0.00
   Dividends in excess of net investment income..................       (0.10)       (1.38)       (0.05)       (0.42)
   Distributions from net realized gains on investments..........       (2.82)       (2.42)       (1.19)       (1.15)
   Distributions in excess of net realized gains on investments..       (0.36)        0.00         0.00         0.00
                                                                  -----------  -----------  -----------  -----------
    Total distributions..........................................       (3.60)       (3.96)       (1.24)       (1.57)
                                                                  -----------  -----------  -----------  -----------
Net asset value, end of year..................................... $     19.56  $     33.28  $     22.44  $     16.04
                                                                  ===========  ===========  ===========  ===========
Total return.....................................................    (31.33)%      69.02 %      48.69 %      24.25 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $   907,696  $ 1,117,511  $   574,164  $   336,166
  Ratio of expenses to average net assets........................      0.86 %       0.89 %       0.91 %       0.96 %
  Ratio of net investment income (loss) to average net assets....     (0.31)%      (0.56)%      (0.21)%      (0.06)%
  Portfolio turnover rate........................................    122.70 %     101.71 %     117.44 %     136.18 %




                                                                      1996
                                                                  -----------
Net asset value, beginning of year............................... $     13.25
                                                                  -----------
  Income from operations:
   Net investment income (loss)..................................       (0.01)
   Net realized and unrealized gain (loss) on investments........        1.38
                                                                  -----------
   Net income (loss) from operations.............................        1.37
                                                                  -----------
  Distributions:
   Dividends from net investment income..........................        0.00
   Dividends in excess of net investment income..................       (0.19)
   Distributions from net realized gains on investments..........       (0.25)
   Distributions in excess of net realized gains on investments..        0.00
                                                                  -----------
    Total distributions..........................................       (0.44)
                                                                  -----------
Net asset value, end of year..................................... $     14.18
                                                                  ===========
Total return.....................................................     10.45 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $   220,552
  Ratio of expenses to average net assets........................      0.98 %
  Ratio of net investment income (loss) to average net assets....     (0.10)%
  Portfolio turnover rate........................................    101.28 %

                                                                                        WRL NWQ Value Equity
                                                                  ---------------------------------------------------
                                                                                            December 31,
                                                                  ---------------------------------------------------
                                                                     2000         1999         1998         1997
                                                                  -----------  -----------  -----------  -----------
Net asset value, beginning of year............................... $     12.77  $     12.12  $     13.90  $     11.27
                                                                  -----------  -----------  -----------  -----------
  Income from operations:
   Net investment income (loss)..................................        0.15         0.10         0.12         0.12
   Net realized and unrealized gain (loss) on investments........        1.78         0.85        (0.78)        2.69
                                                                  -----------  -----------  -----------  -----------
    Net income (loss) from operations............................        1.93         0.95        (0.66)        2.81
                                                                  -----------  -----------  -----------  -----------
  Distributions:
   Dividends from net investment income..........................       (0.18)       (0.10)       (0.13)       (0.09)
   Dividends in excess of net investment income..................        0.00         0.00        (0.12)       (0.07)
   Distributions from net realized gains on investments..........       (0.05)        0.00        (0.62)       (0.02)
   Distributions in excess of net realized gains on investments..       (0.10)       (0.20)       (0.25)        0.00
                                                                  -----------  -----------  -----------  -----------
    Total distributions..........................................       (0.33)       (0.30)       (1.12)       (0.18)
                                                                  -----------  -----------  -----------  -----------
Net asset value, end of year..................................... $     14.37  $     12.77  $     12.12  $     13.90
                                                                  ===========  ===========  ===========  ===========
Total return.....................................................     15.19 %       7.95 %      (4.78)%      25.04 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $   144,818  $   137,158  $   157,157  $   173,435
  Ratio of expenses to average net assets........................      0.88 %       0.90 %       0.89 %       0.89 %
  Ratio of net investment income (loss) to average net assets....      1.10 %       0.77 %       0.89 %       0.90 %
  Portfolio turnover rate........................................     46.34 %      34.19 %      43.60 %      17.28 %




                                                                   1996/(a)/
                                                                  -----------
Net asset value, beginning of year............................... $     10.00
                                                                  -----------
  Income from operations:
   Net investment income (loss)..................................        0.10
   Net realized and unrealized gain (loss) on investments........        1.23
                                                                  -----------
    Net income (loss) from operations............................        1.33
                                                                  -----------
  Distributions:
   Dividends from net investment income..........................       (0.04)
   Dividends in excess of net investment income..................        0.00
   Distributions from net realized gains on investments..........       (0.02)
   Distributions in excess of net realized gains on investments..        0.00
                                                                  -----------
    Total distributions..........................................       (0.06)
                                                                  -----------
Net asset value, end of year..................................... $     11.27
                                                                  ===========
Total return.....................................................     13.19 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $    49,394
  Ratio of expenses to average net assets........................      1.00 %
  Ratio of net investment income (loss) to average net assets....      0.89 %
  Portfolio turnover rate........................................      7.93 %

                                Prospectus 133

FOR THE YEAR ENDED

                                                                   WRL Goldman Sachs     WRL T. Rowe Price
                                                                         Growth           Dividend Growth
                                                                  -------------------  --------------------
                                                                      December 31,         December 31,
                                                                  -------------------  --------------------
                                                                    2000    1999/(b)/    2000     1999/(b)/
                                                                  --------  ---------  ---------  ---------
Net asset value, beginning of year............................... $  11.75  $   10.00  $    9.26  $   10.00
                                                                  --------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................     0.02       0.01       0.11       0.11
   Net realized and unrealized gain (loss) on investments........    (0.95)      1.74       0.80      (0.85)
                                                                  --------  ---------  ---------  ---------
    Net income (loss) from operations............................    (0.93)      1.75       0.91      (0.74)
                                                                  --------  ---------  ---------  ---------
  Distributions:
   Dividends from net investment income..........................    (0.10)      0.00      (0.04)      0.00
   Dividends in excess of net investment income..................     0.00       0.00       0.00       0.00
   Distributions from net realized gains on investments..........    (0.05)     0.000       0.00       0.00
   Distributions in excess of net realized gains on investments..     0.00       0.00       0.00       0.00
                                                                  --------  ---------  ---------  ---------
    Total distributions..........................................    (0.15)      0.00      (0.04)      0.00
                                                                  --------  ---------  ---------  ---------
Net asset value, end of year..................................... $  10.67  $   11.75  $   10.13  $    9.26
                                                                  ========  =========  =========  =========
Total return.....................................................  (8.02)%    17.50 %     9.87 %    (7.40)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 20,185  $   8,204  $  17,637  $   8,730
  Ratio of expenses to average net assets........................   1.00 %     1.00 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....   0.15 %     0.12 %     1.19 %     1.75 %
  Portfolio turnover rate........................................  36.51 %    40.46 %    78.20 %    43.76 %

                                                                   WRL T. Rowe Price        WRL Salomon
                                                                       Small Cap              All Cap
                                                                  -------------------  --------------------
                                                                      December 31,         December 31,
                                                                  -------------------  --------------------
                                                                    2000    1999/(b)/    2000     1999/(b)/
                                                                  --------  ---------  ---------  ---------
Net asset value, beginning of year............................... $  13.41  $   10.00  $   11.18  $   10.00
                                                                  --------  ---------  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................    (0.08)     (0.03)      0.14       0.08
   Net realized and unrealized gain (loss) on investments........    (1.04)      3.87       1.90       1.48
                                                                  --------  ---------  ---------  ---------
    Net income (loss) from operations............................    (1.12)      3.84       2.04       1.56
                                                                  --------  ---------  ---------  ---------
Distributions:
  Dividends from net investment income...........................    (0.07)      0.00      (0.20)     (0.06)
  Dividends in excess of net investment income...................    (0.07)     (0.43)      0.00      (0.32)
  Distributions from net realized gains on investments...........     0.00       0.00      (0.03)      0.00
  Distributions in excess of net realized gains on investments...     0.00       0.00       0.00       0.00
                                                                  --------  ---------  ---------  ---------
    Total distributions..........................................    (0.14)     (0.43)     (0.23)     (0.38)
                                                                  --------  ---------  ---------  ---------
Net asset value, end of year..................................... $  12.15  $   13.41  $   12.99  $   11.18
                                                                  ========  =========  =========  =========
Total return.....................................................  (8.45)%    38.49 %    18.30 %    15.57 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 30,024  $   9,824  $  85,730  $   6,686
  Ratio of expenses to average net assets........................   1.00 %     1.00 %     1.00 %     1.00 %
  Ratio of net investment income (loss) to average net assets....  (0.57)%    (0.44)%     1.11 %     1.09 %
  Portfolio turnover rate........................................  64.53 %   159.02 %   117.91 %   216.29 %

                                Prospectus 134

FOR THE YEAR ENDED

                                                                   WRL Pilgrim Baxter
                                                                     Mid Cap Growth
                                                                  --------------------
                                                                      December 31,
                                                                  --------------------
                                                                    2000     1999/(b)/
                                                                  ---------  ---------
Net asset value, beginning of year............................... $   17.75  $   10.00
                                                                  ---------  ---------
  Income from operations:
   Net investment income (loss)..................................     (0.03)     (0.03)
   Net realized and unrealized gain (loss) on investments........     (2.46)      7.83
                                                                  ---------  ---------
    Net income (loss) from operations............................     (2.49)      7.80
                                                                  ---------  ---------
  Distributions:
   Dividends from net investment income..........................     (0.17)      0.00
   Dividends in excess of net investment income..................     (0.03)     (0.05)
   Distributions from net realized gains on investments..........      0.00       0.00
   Distributions in excess of net realized gains on investments..      0.00       0.00
                                                                  ---------  ---------
    Total distributions..........................................     (0.20)     (0.05)
                                                                  ---------  ---------
Net asset value, end of year..................................... $   15.06  $   17.75
                                                                  =========  =========
Total return.....................................................  (14.39)%    78.00 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)....................... $ 217,307  $  37,201
  Ratio of expenses to average net assets........................    0.92 %     1.00 %
  Ratio of net investment income (loss) to average net assets....   (0.14)%    (0.30)%
  Portfolio turnover rate........................................  132.70 %   155.71 %

                                Prospectus 135

FOR THE YEAR ENDED

                                                                   WRL Great     WRL Great
                                                                  Companies -   Companies -
                                                                  America/SM/  Technology/SM/
                                                                  ------------ -------------
                                                                  December 31, December 31,
                                                                  ------------ -------------
                                                                   2000/(c)/     2000/(c)/
                                                                  ------------ -------------
Net asset value, beginning of year...............................  $   10.00     $   10.00
                                                                   ---------     ---------
  Income from operations:
   Net investment income (loss)..................................       0.04         (0.01)
   Net realized and unrealized gain (loss) on investments........       1.34         (3.25)
                                                                   ---------     ---------
    Net income (loss) from operations............................       1.38         (3.26)
                                                                   ---------     ---------
Distributions:
  Dividends from net investment income...........................       0.00          0.00
  Dividends in excess of net investment income...................       0.00          0.00
  Distributions from net realized gains on investments...........       0.00          0.00
  Distributions in excess of net realized gains on investments...       0.00          0.00
                                                                   ---------     ---------
   Total distributions...........................................       0.00          0.00
                                                                   ---------     ---------
Net asset value, end of year.....................................  $   11.38     $    6.74
                                                                   =========     =========
Total return.....................................................    13.80 %      (32.60)%
Ratios and supplemental data:
  Net assets at end of year (in thousands).......................  $  83,121     $  24,159
  Ratio of expenses to average net assets........................     0.91 %        1.00 %
  Ratio of net investment income (loss) to average net assets....     0.52 %       (0.16)%
  Portfolio turnover rate........................................    14.67 %       48.23 %

                                                                   WRL Great    WRL Gabelli
                                                                  Companies -     Global
                                                                   Global/2/      Growth
                                                                  ------------ -------------
                                                                  December 31, December 31,
                                                                  ------------ -------------
                                                                   2000/(d)/     2000/(d)/
                                                                  ------------ -------------
Net asset value, beginning of year...............................  $   10.00     $   10.00
                                                                   ---------     ---------
  Income from operations:
   Net investment income (loss)..................................       0.02          0.10
   Net realized and unrealized gain (loss) on investments........      (1.48)        (1.00)
                                                                   ---------     ---------
    Net income (loss) from operations............................      (1.46)        (0.90)
                                                                   ---------     ---------
  Distributions:
   Dividends from net investment income..........................       0.00          0.00
   Dividends in excess of net investment income..................       0.00          0.00
   Distributions from net realized gains on investments..........       0.00          0.00
   Distributions in excess of net realized gains on investments..       0.00          0.00
                                                                   ---------     ---------
    Total distributions..........................................       0.00          0.00
                                                                   ---------     ---------
Net asset value, end of year.....................................  $    8.54     $    9.10
                                                                   =========     =========
Total return.....................................................   (14.60)%       (9.00)%
Ratios and supplemental data:
  Net assets at end of year (in thousands).......................  $   5,057     $  13,551
  Ratio of expenses to average net assets........................     1.00 %        1.20 %
  Ratio of net investment income (loss) to average net assets....     0.53 %        3.32 %
  Portfolio turnover rate........................................     6.49 %        5.62 %

                                Prospectus 136

Notes to Financial Highlights

Per share information has been computed using average shares outstanding throughout each period. Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts. Total return and portfolio turnover rate are not annualized for periods of less than one year.

Ratio of expenses and ratio of net investment income (loss) to average net assets are annualized for periods of less than one year. For the years ended December 31, 2000 and 1999, ratio of expenses to average net assets is net of the advisory fee waiver. For the years prior to 1999, ratio of expenses to average net assets is net of the advisory fee waiver and fees paid indirectly. Without the advisory fee waived by WRL Management/(1)/ and the fees paid indirectly, ratio of expenses to average net assets for each period presented would be as follows (ratios are annualized for periods of less than one year):

                                            December 31,
Portfolio                          -------------------------------
                                    2000   1999   1998 1997  1996
                                   ------ ------- ---- ---- ------
WRL Van Kampen Emerging Growth....      *       *    *    *      *
WRL Alger Aggressive Growth.......      *       *    *    *      *
WRL NWQ Value Equity..............      *       *    *    * 1.10 %
WRL Goldman Sachs Growth.......... 1.37 %  2.68 %   **   **     **
WRL T. Rowe Price Dividend Growth. 1.45 %  2.35 %   **   **     **
WRL T. Rowe Price Small Cap....... 1.14 %  2.46 %   **   **     **
WRL Salomon All Cap............... 1.25 %  2.87 %   **   **     **
WRL Pilgrim Baxter Mid Cap Growth.      *  1.40 %   **   **     **
WRL Great Companies-America/SM/...      *      **   **   **     **
WRL Great Companies-Technology/SM/ 1.05 %      **   **   **     **
WRL Great Companies-Global/2/..... 3.93 %      **   **   **     **
WRL Gabelli Global Growth......... 1.99 %      **   **   **     **

*  Ratio difference less than 0.01%.
** Portfolio was not in existence during this period.
(a)The inception date of this portfolio was May 1, 1996.
(b)The inception date of this portfolio was May 3, 1999.
(c)The inception date of this portfolio was May 1, 2000.
(d)The inception date of this portfolio was September 1, 2000.
(1)Please note: Prior to May 1, 2001, AEGON/Transamerica Fund Advisors, Inc., investment adviser of the Fund, was named WRL Investment Management, Inc.

                                Prospectus 137

SIMILAR SUB-ADVISER FUND PERFORMANCE

                                                                                  Average Annual Total
                                                                                         Return
                                                                                 (without Sales Loads)
                                                                               --------------------------
                                        Similar                                                 10 Years
                                      Sub-Adviser            Inception Total                    or Since
WRL Portfolio                            Fund                  Date    Assets   1 Year  5 Years Inception
---------------------------------------------------------------------------------------------------------

Alger Aggressive Growth            The Alger Fund(1)         Class A   $282.8M (27.71)%    N/A   20.51%
                            Capital Appreciation Portfolio   12/31/96
Van Kampen Emerging Growth            Van Kampen             Class A   $15.8B  (11.36)% 28.33%   26.14%
                                 Emerging Growth(1)(2)       10/2/70
Goldman Sachs Growth             Goldman Sachs Capital       Class A    $3.4B   (7.62)% 20.87%   19.55%
                                    Growth Fund(1)           4/20/90
T. Rowe Price Dividend          T. Rowe Price Dividend       12/30/92   $751M   10.06 % 15.06%   15.83%
 Growth                             Growth Fund(3)
T. Rowe Price Small Cap        T. Rowe Price Diversified     6/30/97    $85M    (8.29)%    N/A    7.76%
                              Small-Cap Growth Fund(3)(5)
Pilgrim Baxter                PBHG Growth II Portfolio(3)    4/30/97    $376M  (15.42)%    N/A   20.21%
  Mid Cap Growth
Salomon All Cap                    Salomon Brothers          Class O    $227M   25.22 % 19.20%   19.07%
                                    Capital Fund(4)          8/23/76
Gabelli Global Growth(7)   Gabelli Global Growth (Class AAA) 2/07/94   $271.9M (37.49)% 22.65%   19.16%
American Century            American Century International    5/9/91     $5B   (15.01)% 17.91%   15.46%
  International                        Growth(1)
                                    Investor Class
American Century               American Century Income &     12/17/90    $5B   (10.54)% 17.60%   17.73%
 Income & Growth                       Growth(1)
                                    Investor Class

(1)The fund offers Class B and Class C shares as well. Returns for those classes may differ from those of Class A shares due to differing fee structures.
(2)The Fund's performance during the one-year period ended December 31, 1999 is largely attributable to investments in the technology sector, which performed favorably for the period. This performance was achieved during a rising market, and there is no guarantee that this performance record or the circumstances leading to it can be replicated in the future. As the Fund expects to have a substantial portion of its assets invested in equity securities of emerging growth companies, the Fund will be subject to more volatility and erratic movements than the market in general.
(3)The T. Rowe Price Dividend Growth, PBHG Growth II and T. Rowe Price Diversified Small-Cap Growth Funds do not have sales loads.
(4)The Salomon Brothers Capital Fund Class O shares does not have a sales load. Since May 1, 1990, the Fund has been managed by Salomon Brothers Asset Management Inc. Prior hereto, it was managed by Lehman Management Co.
(5)Total returns for the T. Rowe Price Diversified Small-Cap Growth Fund reflect past and present expense limitations, which increased the fund's total return.
(6)The fund offers Class B, Class C and Class T shares as well. Returns for those classes may differ from those of Class A shares due to differing fee structures.
(7)Gabelli Global Growth (Class AAA) does not have a sales load. The Fund offers Class A, Class B and Class C shares, which may have different returns due to differing fee structures.

                                Prospectus 138

Additional information about these portfolios is contained in the Fund's annual and semi-annual reports to shareholders and in the Statement of Additional Information, dated May 1, 2001, which is incorporated by reference into this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You may also call 1-800-851-9777 to request this additional information about the Fund without charge or to make shareholder inquiries.

Other information about these portfolios has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Information may be obtained, upon payment of a duplicating fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.
(WRL Series Fund File No. 811-4419.)

For more information about these portfolios, you may obtain a copy of the SAI or the Annual or Semi-Annual Reports without charge, or to make other inquiries about this Fund, call the number listed above.

(WRL Series Fund File No. 811-4419.)